UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21906
Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100

Date of fiscal year end: May 31

Date of reporting period: December 1, 2016 to February 28, 2017

Item 1.    Schedule of Investments.
Attached hereto.

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount	Value
CORPORATE BONDS†† - 97.3%
Financial - 40.6%
Bank of America Corp.
6.40% due 08/28/17	7,791,000	$7,983,523
5.75% due 12/01/17	7,530,000	7,767,270
6.00% due 09/01/17	5,970,000	6,107,364
3.88% due 03/22/17	2,950,000	2,954,348
5.42% due 03/15/17	2,900,000	2,904,173
1.70% due 08/25/17	2,230,000	2,233,557
5.70% due 05/02/17	1,900,000	1,913,070
Wells Fargo & Co.
5.63% due 12/11/17	9,151,000	9,443,302
1.40% due 09/08/17	4,226,000	4,229,698
2.10% due 05/08/17	3,997,000	4,003,443
1.15% due 06/02/17	3,682,000	3,682,018
Morgan Stanley
5.95% due 12/28/17	6,000,000	6,217,422
4.75% due 03/22/17	6,061,000	6,073,080
5.55% due 04/27/17	4,400,000	4,428,648
6.25% due 08/28/17	3,900,000	3,994,162
Citigroup, Inc.
6.13% due 11/21/17	8,059,000	8,324,012
1.85% due 11/24/17	4,230,000	4,245,956
1.55% due 08/14/17	3,456,000	3,459,304
1.35% due 03/10/17	3,442,000	3,442,093
6.00% due 08/15/17	1,173,000	1,197,910
Royal Bank of Canada
1.20% due 09/19/17	7,624,000	7,624,465
1.40% due 10/13/17[1]	3,476,000	3,479,333
1.25% due 06/16/17	2,847,000	2,849,799
1.00% due 04/27/17	1,266,000	1,266,016
American Express Credit Corp.
1.13% due 06/05/17	5,012,000	5,011,614
2.38% due 03/24/17	4,471,000	4,474,385
1.55% due 09/22/17	2,047,000	2,049,671
JPMorgan Chase & Co.
2.00% due 08/15/17	7,595,000	7,622,281
6.13% due 06/27/17	2,347,000	2,382,576
Deutsche Bank AG
6.00% due 09/01/17	5,534,000	5,650,657
1.35% due 05/30/17	4,222,000	4,222,122
BNP Paribas S.A.
2.38% due 09/14/17	6,107,000	6,141,566
1.38% due 03/17/17	3,291,000	3,291,441
Credit Suisse AG NY
1.38% due 05/26/17	8,150,000	8,157,049
Bank of Nova Scotia
1.38% due 12/18/17	3,238,000	3,236,481
1.25% due 04/11/17	2,630,000	2,631,147
1.30% due 07/21/17	2,224,000	2,225,644
Sumitomo Mitsui Banking Corp.
1.80% due 07/18/17	5,300,000	5,310,128
1.35% due 07/11/17	2,500,000	2,500,958
Bear Stearns Cos., LLC
6.40% due 10/02/17	7,572,000	7,791,179
Bank of America North America
5.30% due 03/15/17	5,300,000	5,307,621
6.10% due 06/15/17	1,500,000	1,519,626

	Face
	Amount	Value
CORPORATE BONDS†† - 97.3% (continued)
Financial - 40.6% (continued)
UBS AG/Stamford CT
1.38% due 08/14/17	$4,000,000	$4,001,932
5.88% due 12/20/17	2,633,000	2,723,064
Wachovia Corp.
5.75% due 06/15/17	6,006,000	6,085,207
International Lease Finance Corp.
8.75% due 03/15/17	4,259,000	4,269,158
8.88% due 09/01/17	1,724,000	1,787,001
Visa, Inc.
1.20% due 12/14/17	5,317,000	5,322,743
Bank of Montreal
1.30% due 07/14/17	3,471,000	3,472,989
1.40% due 09/11/17	1,640,000	1,641,091
Murray Street Investment Trust I
4.65% due 03/09/17[2]	4,891,000	4,897,774
Berkshire Hathaway Finance Corp.
1.60% due 05/15/17	4,452,000	4,458,972
Wells Fargo Bank North America
6.00% due 11/15/17	4,270,000	4,404,992
HSBC USA, Inc.
1.50% due 11/13/17	2,800,000	2,800,949
1.30% due 06/23/17	1,500,000	1,500,209
American Express Co.
6.15% due 08/28/17	4,068,000	4,161,112
Svenska Handelsbanken AB
2.88% due 04/04/17	4,100,000	4,106,478
US Bank North America/Cincinnati OH
1.38% due 09/11/17	4,000,000	4,002,972
National Rural Utilities Cooperative Finance Corp.
5.45% due 04/10/17	2,349,000	2,359,589
0.95% due 04/24/17	1,591,000	1,590,644
Goldman Sachs Group, Inc.
6.25% due 09/01/17	3,811,000	3,898,558
US Bancorp
1.65% due 05/15/17	3,818,000	3,820,566
Santander UK plc
1.38% due 03/13/17	3,585,000	3,585,305
Branch Banking & Trust Co.
1.00% due 04/03/17	2,757,000	2,757,044
1.35% due 10/01/17	715,000	715,411
Air Lease Corp.
5.63% due 04/01/17	3,086,000	3,092,049
American Express Centurion Bank
6.00% due 09/13/17	3,000,000	3,074,054
BB&T Corp.
1.60% due 08/15/17	3,070,000	3,074,009
MetLife, Inc.
1.76% due 12/15/17	1,511,000	1,513,782
1.90% due 12/15/17	1,274,000	1,277,567
American Express Bank FSB
6.00% due 09/13/17	2,650,000	2,715,415

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount	Value
CORPORATE BONDS†† - 97.3% (continued)
Financial - 40.6% (continued)
Citizens Bank North America/Providence RI
1.60% due 12/04/17	$2,500,000	$2,502,690
National Bank of Canada
1.45% due 11/07/17	2,500,000	2,501,050
Canadian Imperial Bank of Commerce
1.55% due 01/23/18	2,348,000	2,351,301
BlackRock, Inc.
6.25% due 09/15/17	2,287,000	2,348,635
Toronto-Dominion Bank
1.13% due 05/02/17	2,302,000	2,302,380
Capital One North America/Mclean VA
1.50% due 09/05/17	2,200,000	2,201,780
MUFG Union Bank North America
2.13% due 06/16/17	2,100,000	2,106,042
PNC Bank North America
4.88% due 09/21/17	2,014,000	2,049,829
Manufacturers & Traders Trust Co.
1.40% due 07/25/17	2,015,000	2,016,683
Fifth Third Bank/Cincinnati OH
1.35% due 06/01/17	2,000,000	2,000,676
Capital One Bank USA North America
1.30% due 06/05/17	2,000,000	2,000,146
Eksportfinans ASA
5.50% due 06/26/17	1,881,000	1,901,879
Simon Property Group, LP
2.15% due 09/15/17	1,662,000	1,666,903
Lloyds Bank plc
4.20% due 03/28/17	1,627,000	1,630,631
JPMorgan Chase Bank North America
6.00% due 07/05/17	1,518,000	1,542,016
E*TRADE Financial Corp.
5.38% due 11/15/22	1,410,000	1,494,109
Synchrony Financial
1.88% due 08/15/17	1,339,000	1,340,209
Huntington National Bank
1.38% due 04/24/17	1,300,000	1,300,381
Comerica Bank
5.20% due 08/22/17	1,165,000	1,184,939
Capital One Financial Corp.
6.75% due 09/15/17	1,076,000	1,106,593
HSBC Bank USA North America NY
6.00% due 08/09/17	1,000,000	1,019,266
ORIX Corp.
3.75% due 03/09/17[1]	1,014,000	1,014,378
Prudential Financial, Inc.
6.00% due 12/01/17	701,000	724,003
Bank of New York Mellon Corp.
1.97% due 06/20/17[2]	679,000	680,695

	Face
	Amount	Value
CORPORATE BONDS†† - 97.3% (continued)
Financial - 40.6% (continued)
ERP Operating, LP
5.75% due 06/15/17	$551,000	$557,959
Total Financial		324,005,921
Consumer, Non-cyclical - 13.8%
Amgen, Inc.
2.13% due 05/15/17	3,694,000	3,701,557
1.25% due 05/22/17	3,039,000	3,039,663
5.85% due 06/01/17	2,142,000	2,166,789
UnitedHealth Group, Inc.
1.40% due 12/15/17	3,133,000	3,135,676
1.40% due 10/15/17	2,351,000	2,353,052
1.45% due 07/17/17	1,942,000	1,944,074
Philip Morris International, Inc.
1.13% due 08/21/17	2,517,000	2,515,991
1.25% due 11/09/17	2,100,000	2,101,697
1.25% due 08/11/17	1,501,000	1,501,669
1.63% due 03/20/17	690,000	689,865
Diageo Capital plc
5.75% due 10/23/17	3,782,000	3,887,900
1.50% due 05/11/17	2,893,000	2,895,291
Anheuser-Busch InBev Worldwide, Inc.
1.38% due 07/15/17	5,825,000	5,828,559
AstraZeneca plc
5.90% due 09/15/17	5,167,000	5,290,420
GlaxoSmithKline Capital plc
1.50% due 05/08/17	5,248,000	5,253,442
Johnson & Johnson
5.55% due 08/15/17	2,521,000	2,572,802
1.13% due 11/21/17	2,012,000	2,012,237
Actavis Funding SCS
1.85% due 03/01/17	2,576,000	2,576,000
1.30% due 06/15/17	1,553,000	1,553,014
Pfizer, Inc.
1.10% due 05/15/17	3,015,000	3,015,923
6.05% due 03/30/17	952,000	955,728
McKesson Corp.
5.70% due 03/01/17	2,015,000	2,015,000
1.29% due 03/10/17	1,851,000	1,851,124
Actavis, Inc.
1.88% due 10/01/17	3,644,000	3,653,033
Covidien International Finance S.A.
6.00% due 10/15/17	3,484,000	3,585,057
PepsiCo, Inc.
1.25% due 08/13/17	3,099,000	3,100,537
1.13% due 07/17/17	483,000	483,016
Becton Dickinson and Co.
1.80% due 12/15/17	3,089,000	3,096,469
Kraft Heinz Foods Co.
2.25% due 06/05/17	2,987,000	2,992,618
Kimberly-Clark Corp.
6.13% due 08/01/17	2,421,000	2,470,095
Coca-Cola Co.
0.88% due 10/27/17	2,461,000	2,457,963
Bristol-Myers Squibb Co.
0.88% due 08/01/17	2,180,000	2,177,883

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount	Value
CORPORATE BONDS†† - 97.3% (continued)
Consumer, Non-cyclical - 13.8% (continued)
Ecolab, Inc.
1.45% due 12/08/17	$2,099,000	$2,097,566
Bunge Limited Finance Corp.
3.20% due 06/15/17	1,879,000	1,889,135
Express Scripts Holding Co.
1.25% due 06/02/17	1,846,000	1,845,908
Unilever Capital Corp.
0.85% due 08/02/17	1,750,000	1,748,499
General Mills, Inc.
1.40% due 10/20/17	1,662,000	1,663,677
Kroger Co.
6.40% due 08/15/17	1,560,000	1,594,719
Eli Lilly & Co.
5.20% due 03/15/17	1,592,000	1,594,367
Wyeth LLC
5.45% due 04/01/17	1,535,000	1,540,353
Aetna, Inc.
1.50% due 11/15/17	1,511,000	1,512,886
AmerisourceBergen Corp.
1.15% due 05/15/17	1,508,000	1,507,798
Zimmer Biomet Holdings, Inc.
1.45% due 04/01/17	1,468,000	1,468,028
Celgene Corp.
1.90% due 08/15/17	1,395,000	1,397,623
Laboratory Corporation of America Holdings
2.20% due 08/23/17	1,383,000	1,387,759
Western Union Co.
2.88% due 12/10/17	1,312,000	1,324,147
Anthem, Inc.
5.88% due 06/15/17	825,000	835,277
Total Consumer, Non-cyclical		110,281,886
Energy - 9.8%
Chevron Corp.
1.10% due 12/05/17	6,118,000	6,112,342
1.35% due 11/15/17	3,640,000	3,641,008
1.34% due 11/09/17	3,107,000	3,110,129
Shell International Finance BV
1.13% due 08/21/17	2,980,000	2,978,149
1.25% due 11/10/17	2,948,000	2,949,350
5.20% due 03/22/17	2,603,000	2,609,062
BP Capital Markets plc
1.85% due 05/05/17	3,754,000	3,758,550
1.38% due 11/06/17	2,893,000	2,895,994
Phillips 66
2.95% due 05/01/17	4,704,000	4,716,827
Total Capital International S.A.
1.55% due 06/28/17	4,415,000	4,421,208
Exxon Mobil Corp.
0.92% due 03/15/17	4,228,000	4,228,448
Kinder Morgan, Inc.
7.00% due 06/15/17	2,347,000	2,383,048
2.00% due 12/01/17	1,683,000	1,686,661
CNOOC Nexen Finance 2014 ULC
1.63% due 04/30/17	3,650,000	3,650,785

	Face
	Amount	Value
CORPORATE BONDS†† - 97.3% (continued)
Energy - 9.8% (continued)
Canadian Natural Resources Ltd.
5.70% due 05/15/17	$3,608,000	$3,639,462
TransCanada PipeLines Ltd.
1.63% due 11/09/17	3,150,000	3,152,264
ConocoPhillips Co.
1.05% due 12/15/17	3,114,000	3,105,424
Enterprise Products Operating LLC
6.30% due 09/15/17	2,345,000	2,404,795
MPLX, LP
5.50% due 02/15/23	2,208,000	2,303,107
Cimarex Energy Co.
5.88% due 05/01/22	2,205,000	2,287,522
Marathon Oil Corp.
6.00% due 10/01/17	2,192,000	2,241,609
EOG Resources, Inc.
5.88% due 09/15/17	1,889,000	1,933,877
PBF Holding Company LLC / PBF Finance Corp.
8.25% due 02/15/20[1]	1,750,000	1,791,563
Murphy Oil Corp.
3.50% due 12/01/17	1,738,000	1,755,380
National Oilwell Varco, Inc.
1.35% due 12/01/17	1,466,000	1,461,369
DCP Midstream Operating, LP
2.50% due 12/01/17	1,271,000	1,274,178
Regency Energy Partners LP / Regency Energy Finance Corp.
6.50% due 07/15/21	1,026,000	1,057,493
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.50% due 04/15/23	345,000	359,231
Total Energy		77,908,835
Consumer, Cyclical - 8.2%
Ford Motor Credit Company LLC
3.00% due 06/12/17	4,450,000	4,470,889
1.72% due 12/06/17	3,700,000	3,702,331
6.63% due 08/15/17	3,025,000	3,094,847
1.68% due 09/08/17	3,000,000	3,004,575
1.46% due 03/27/17	2,200,000	2,200,761
Toyota Motor Credit Corp.
1.25% due 10/05/17	4,454,000	4,458,013
1.75% due 05/22/17	2,985,000	2,990,257
1.13% due 05/16/17	2,649,000	2,649,715
General Motors Financial Co., Inc.
4.75% due 08/15/17	3,254,000	3,301,798
3.00% due 09/25/17	2,067,000	2,084,586
2.63% due 07/10/17	1,934,000	1,941,558
American Honda Finance Corp.
1.55% due 12/11/17	3,633,000	3,638,766
0.95% due 05/05/17	1,614,000	1,614,060
1.20% due 07/14/17	1,526,000	1,526,465
Costco Wholesale Corp.
1.13% due 12/15/17	3,991,000	3,987,073
5.50% due 03/15/17	2,222,000	2,226,128

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount	Value
CORPORATE BONDS†† - 97.3% (continued)
Consumer, Cyclical - 8.2% (continued)
Wal-Mart Stores, Inc.
5.38% due 04/05/17	$2,892,000	$2,905,465
1.00% due 04/21/17	1,567,000	1,567,232
Walgreens Boots Alliance, Inc.
1.75% due 11/17/17	2,914,000	2,922,634
McDonald's Corp.
5.80% due 10/15/17	1,876,000	1,928,134
Target Corp.
5.38% due 05/01/17	1,800,000	1,813,460
Lowe's Cos., Inc.
1.63% due 04/15/17	1,631,000	1,631,804
Carnival Corp.
1.88% due 12/15/17	1,585,000	1,590,441
Dollar General Corp.
4.13% due 07/15/17	1,498,000	1,513,238
PACCAR Financial Corp.
1.60% due 03/15/17	1,353,000	1,353,395
Staples, Inc.
2.75% due 01/12/18	1,254,000	1,262,688
Total Consumer, Cyclical		65,380,313
Industrial - 7.9%
General Electric Co.
5.25% due 12/06/17	11,584,000	11,947,517
5.63% due 09/15/17	6,536,000	6,695,112
2.30% due 04/27/17	4,932,000	4,946,155
1.60% due 11/20/17	3,099,000	3,106,131
1.25% due 05/15/17	1,381,000	1,381,320
Caterpillar Financial Services Corp.
1.25% due 11/06/17	2,213,000	2,212,122
1.25% due 08/18/17	2,135,000	2,136,114
1.63% due 06/01/17	2,065,000	2,066,803
1.00% due 03/03/17	2,021,000	2,021,000
John Deere Capital Corp.
1.13% due 06/12/17	1,894,000	1,895,063
1.40% due 03/15/17	1,467,000	1,467,163
1.55% due 12/15/17	1,417,000	1,419,524
2.80% due 09/18/17	1,375,000	1,387,573
1.20% due 10/10/17	1,138,000	1,138,199
United Technologies Corp.
1.80% due 06/01/17	4,360,000	4,367,756
Eaton Corp.
1.50% due 11/02/17	2,866,000	2,868,324
General Dynamics Corp.
1.00% due 11/15/17	2,362,000	2,360,219
Tyco Electronics Group S.A.
6.55% due 10/01/17	2,044,000	2,103,358
Burlington Northern Santa Fe LLC
5.65% due 05/01/17	1,866,000	1,879,710
Norfolk Southern Corp.
7.70% due 05/15/17	1,688,000	1,710,197
Caterpillar, Inc.
1.50% due 06/26/17	1,561,000	1,562,622
ABB Finance USA, Inc.
1.63% due 05/08/17	1,413,000	1,414,033

	Face
	Amount	Value
CORPORATE BONDS†† - 97.3% (continued)
Industrial - 7.9% (continued)
3M Co.
1.00% due 06/26/17	$1,246,000	$1,246,335
Total Industrial		63,332,350
Communications - 7.8%
AT&T, Inc.
1.40% due 12/01/17	5,914,000	5,911,492
1.70% due 06/01/17	3,841,000	3,845,125
2.40% due 03/15/17	2,914,000	2,915,384
Cisco Systems, Inc.
1.10% due 03/03/17	6,764,000	6,764,000
3.15% due 03/14/17	2,132,000	2,133,644
Time Warner Cable LLC
5.85% due 05/01/17	6,138,000	6,183,316
Vodafone Group plc
1.25% due 09/26/17	3,029,000	3,027,316
1.63% due 03/20/17	2,213,000	2,213,812
Walt Disney Co.
1.10% due 12/01/17	3,044,000	3,043,321
0.88% due 05/30/17	1,484,000	1,483,822
Comcast Corp.
6.30% due 11/15/17	3,089,000	3,198,712
eBay, Inc.
1.35% due 07/15/17	2,982,000	2,983,542
Amazon.com, Inc.
1.20% due 11/29/17	2,942,000	2,943,968
Verizon Communications, Inc.
1.10% due 11/01/17	2,203,000	2,201,152
Telefonica Emisiones SAU
6.22% due 07/03/17	2,099,000	2,131,027
Nippon Telegraph & Telephone Corp.
1.40% due 07/18/17	1,915,000	1,916,350
Comcast Cable Communications LLC
8.88% due 05/01/17	1,684,000	1,705,394
Symantec Corp.
2.75% due 06/15/17	1,690,000	1,693,299
Time Warner Companies, Inc.
7.25% due 10/15/17	1,485,000	1,538,481
Qwest Corp.
6.50% due 06/01/17	1,444,000	1,466,108
Thomson Reuters Corp.
1.65% due 09/29/17	1,412,000	1,414,417
America Movil SAB de CV
5.63% due 11/15/17	893,000	918,779
Viacom, Inc.
6.13% due 10/05/17	448,000	459,746
Total Communications		62,092,207
Technology - 5.5%
International Business Machines Corp.
5.70% due 09/14/17	9,071,000	9,295,834
Intel Corp.
1.35% due 12/15/17	9,141,000	9,151,018
Oracle Corp.
1.20% due 10/15/17	7,659,000	7,665,970
Apple, Inc.
1.05% due 05/05/17	4,487,000	4,489,141
0.90% due 05/12/17	2,266,000	2,266,548

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount	Value
CORPORATE BONDS†† - 97.3% (continued)
Technology - 5.5% (continued)
NetApp, Inc.
2.00% due 12/15/17	$2,351,000	$2,357,900
Microsoft Corp.
0.88% due 11/15/17	2,132,000	2,131,816
Xerox Corp.
2.95% due 03/15/17	2,091,000	2,092,374
Fidelity National Information Services, Inc.
5.00% due 03/15/22	1,980,000	2,031,870
Altera Corp.
1.75% due 05/15/17	1,790,000	1,793,738
Intuit, Inc.
5.75% due 03/15/17	1,003,000	1,004,591
Total Technology		44,280,800
Utilities - 2.3%
NextEra Energy Capital Holdings, Inc.
2.06% due 09/01/17	1,897,000	1,904,421
1.59% due 06/01/17	1,782,000	1,783,575
Exelon Generation Co., LLC
6.20% due 10/01/17	2,500,000	2,566,087
Pacific Gas & Electric Co.
5.63% due 11/30/17	2,063,000	2,127,298
Duke Energy Corp.
1.63% due 08/15/17	2,096,000	2,098,121
American Electric Power Company, Inc.
1.65% due 12/15/17	1,754,000	1,757,454
Sempra Energy
2.30% due 04/01/17	1,752,000	1,753,626
Southern Power Co.
1.85% due 12/01/17	1,487,000	1,491,119
Virginia Electric & Power Co.
5.95% due 09/15/17	1,250,000	1,280,213
Exelon Corp.
1.55% due 06/09/17	1,261,000	1,261,393

	Face
	Amount	Value
CORPORATE BONDS†† - 97.3% (continued)
Utilities - 2.3% (continued)
American Water Capital Corp.
6.09% due 10/15/17	$364,000	$374,524
Total Utilities		18,397,831
Basic Materials - 1.4%
Freeport-McMoRan, Inc.
2.30% due 11/14/17	2,073,000	2,078,183
2.15% due 03/01/17	1,618,000	1,618,000
Potash Corporation of Saskatchewan, Inc.
3.25% due 12/01/17	2,290,000	2,318,240
Sherwin-Williams Co.
1.35% due 12/15/17	2,071,000	2,068,196
Nucor Corp.
5.75% due 12/01/17	1,796,000	1,851,947
Monsanto Co.
1.15% due 06/30/17	1,479,000	1,477,704
Total Basic Materials		11,412,270
Total Corporate Bonds
(Cost $776,144,400)		777,092,413
SECURITIES LENDING COLLATERAL††,3 - 0.4%
Joint Repurchase Agreements
Citigroup Global Markets, Inc.
issued 02/28/17 at 0.54%
due 03/01/17	799,160	799,160
BNP Paribas Securities Corp.
issued 02/28/17 at 0.53%
due 03/01/17	799,160	799,160
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 02/28/17 at 0.52%
due 03/01/17	799,160	799,160
RBC Dominion Securities, Inc.
issued 02/28/17 at 0.51%
due 03/01/17	799,160	799,160
J.P. Morgan Securities LLC
issued 02/28/17 at 0.52%
due 03/01/17	236,861	236,861
Total Securities Lending Collateral
(Cost $3,433,501)		3,433,501
Total Investments - 97.7%
(Cost $779,577,901)		$780,525,914
Other Assets & Liabilities, net - 2.3%		18,203,715
Total Net Assets - 100.0%		$798,729,629

††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at February 28, 2017 — See Note 4.
2	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
3	Securities lending collateral — See Note 4.

plc	Public Limited Company

State maturity dates are disclosed. The corporate bonds may also have call dates in 2017. See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2017 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$777,092,413	$—	$777,092,413
Securities Lending Collateral	—	3,433,501	—	3,433,501
Total	$—	$780,525,914	$—	$780,525,914

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2017, there were no transfers between levels.

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount	Value
CORPORATE BONDS†† - 98.8%
Financial - 45.3%
Bank of America Corp.
6.88% due 04/25/18	$13,519,000	$14,303,142
5.65% due 05/01/18	9,765,000	10,195,529
2.00% due 01/11/18	7,209,000	7,244,050
6.88% due 11/15/18	2,519,000	2,730,531
6.50% due 07/15/18	1,413,000	1,501,445
1.95% due 05/12/18	1,405,000	1,408,795
Goldman Sachs Group, Inc.
6.15% due 04/01/18	9,818,000	10,287,791
5.95% due 01/18/18	7,644,000	7,935,328
2.38% due 01/22/18	6,685,000	6,736,555
2.90% due 07/19/18	6,032,000	6,126,672
Citigroup, Inc.
1.80% due 02/05/18	5,497,000	5,513,381
1.70% due 04/27/18	5,491,000	5,491,884
2.50% due 09/26/18	4,640,000	4,688,191
1.75% due 05/01/18	3,801,000	3,803,607
2.15% due 07/30/18	3,727,000	3,746,772
2.05% due 12/07/18	3,333,000	3,344,122
6.13% due 05/15/18	2,940,000	3,095,617
JPMorgan Chase & Co.
6.00% due 01/15/18	11,862,000	12,321,118
1.70% due 03/01/18	5,308,000	5,319,763
1.63% due 05/15/18	4,741,000	4,747,585
1.80% due 01/25/18	3,086,000	3,097,048
Royal Bank of Canada
2.00% due 10/01/18	5,664,000	5,699,695
2.20% due 07/27/18	5,106,000	5,150,923
2.00% due 12/10/18	3,727,000	3,746,492
1.80% due 07/30/18	2,646,000	2,654,957
1.50% due 01/16/18	2,311,000	2,311,719
1.50% due 06/07/18	1,176,000	1,176,002
Morgan Stanley
6.63% due 04/01/18	8,000,000	8,415,096
2.13% due 04/25/18	5,803,000	5,837,951
1.88% due 01/05/18	4,305,000	4,319,947
2.20% due 12/07/18	1,850,000	1,861,255
Toronto-Dominion Bank
2.63% due 09/10/18	3,623,000	3,678,838
1.63% due 03/13/18	3,250,000	3,254,859
1.40% due 04/30/18	3,119,000	3,119,714
1.75% due 07/23/18	3,025,000	3,035,309
1.45% due 09/06/18	2,358,000	2,356,022
Credit Suisse AG NY
1.70% due 04/27/18	6,000,000	6,000,317
1.75% due 01/29/18	5,500,000	5,509,097
6.00% due 02/15/18	2,718,000	2,824,755
Bank of Montreal
2.38% due 01/25/19	3,254,000	3,290,939
1.45% due 04/09/18	2,380,000	2,378,703
1.35% due 08/28/18	2,258,000	2,247,767
1.40% due 04/10/18	2,182,000	2,179,432
1.80% due 07/31/18	1,764,000	1,769,867
PNC Bank North America
2.20% due 01/28/19	3,350,000	3,380,967
1.80% due 11/05/18	3,000,000	3,007,035
1.85% due 07/20/18	2,000,000	2,006,304
1.70% due 12/07/18	1,500,000	1,502,514

	Face
	Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Financial - 45.3% (continued)
HSBC USA, Inc.
2.00% due 08/07/18	$3,500,000	$3,504,778
2.63% due 09/24/18	2,700,000	2,727,969
1.63% due 01/16/18	2,600,000	2,602,787
1.70% due 03/05/18	1,000,000	1,001,007
Bear Stearns Companies LLC
7.25% due 02/01/18	7,206,000	7,583,443
4.65% due 07/02/18	1,758,000	1,823,684
Bank of Nova Scotia
2.05% due 10/30/18	3,616,000	3,642,129
1.45% due 04/25/18	3,180,000	3,178,871
1.70% due 06/11/18	1,858,000	1,860,285
Sumitomo Mitsui Banking Corp.
1.95% due 07/23/18	3,400,000	3,406,820
2.50% due 07/19/18	2,100,000	2,118,795
1.76% due 10/19/18	1,200,000	1,196,380
1.75% due 01/16/18	935,000	936,152
1.50% due 01/18/18[1]	915,000	914,927
Capital One North America/Mclean VA
1.65% due 02/05/18	4,500,000	4,505,593
2.35% due 08/17/18	2,654,000	2,673,157
1.50% due 03/22/18	1,250,000	1,248,294
Berkshire Hathaway Finance Corp.
5.40% due 05/15/18	3,225,000	3,373,533
2.00% due 08/15/18	2,082,000	2,105,347
1.30% due 05/15/18	1,622,000	1,622,123
1.45% due 03/07/18	1,083,000	1,085,069
Bank of New York Mellon Corp.
2.10% due 01/15/19	2,851,000	2,869,874
2.10% due 08/01/18	1,385,000	1,394,972
1.35% due 03/06/18	1,244,000	1,243,536
1.30% due 01/25/18	1,215,000	1,213,976
1.60% due 05/22/18	976,000	977,317
American Express Credit Corp.
1.80% due 07/31/18	3,434,000	3,442,750
2.13% due 07/27/18	3,065,000	3,085,888
1.88% due 11/05/18	982,000	985,822
American Express Co.
7.00% due 03/19/18	5,127,000	5,414,419
1.55% due 05/22/18	2,082,000	2,082,094
Bank of America North America
1.75% due 06/05/18	4,200,000	4,214,557
2.05% due 12/07/18	2,900,000	2,919,862
BNP Paribas S.A.
2.40% due 12/12/18	4,180,000	4,223,953
2.70% due 08/20/18	2,595,000	2,629,454
Wells Fargo Bank North America
1.65% due 01/22/18	4,800,000	4,807,963
1.80% due 11/28/18	2,000,000	2,006,966
American International Group, Inc.
5.85% due 01/16/18	5,862,000	6,077,253
Wachovia Corp.
5.75% due 02/01/18	5,809,000	6,028,771

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Financial - 45.3% (continued)
Wells Fargo & Co.
1.50% due 01/16/18	$5,016,000	$5,017,410
Santander UK plc
3.05% due 08/23/18	3,156,000	3,212,066
2.00% due 08/24/18	1,543,000	1,545,728
National Rural Utilities Cooperative Finance Corp.
10.38% due 11/01/18	2,433,000	2,777,710
5.45% due 02/01/18	1,592,000	1,650,686
Deutsche Bank AG
1.88% due 02/13/18	4,311,000	4,311,483
Intesa Sanpaolo SpA
3.88% due 01/16/18	4,100,000	4,159,056
Air Lease Corp.
3.38% due 01/15/19[1]	1,813,000	1,855,072
2.13% due 01/15/18	1,233,000	1,237,413
2.63% due 09/04/18	985,000	995,081
Lloyds Bank plc
1.75% due 05/14/18	2,500,000	2,498,935
2.30% due 11/27/18	1,352,000	1,362,834
Discover Bank/Greenwood DE
2.60% due 11/13/18	3,500,000	3,540,240
Cooperatieve Rabobank UA
1.70% due 03/19/18	3,250,000	3,256,568
State Street Corp.
4.96% due 03/15/18	1,862,000	1,919,407
1.35% due 05/15/18	1,300,000	1,298,571
Manufacturers & Traders Trust Co.
2.30% due 01/30/19	2,500,000	2,527,920
1.45% due 03/07/18	500,000	499,771
International Lease Finance Corp.
3.88% due 04/15/18	2,945,000	3,017,183
UBS AG
5.75% due 04/25/18	2,500,000	2,617,078
Simon Property Group, LP
2.20% due 02/01/19	2,546,000	2,567,246
Berkshire Hathaway, Inc.
1.55% due 02/09/18	1,958,000	1,964,029
1.15% due 08/15/18	590,000	587,228
MetLife, Inc.
6.82% due 08/15/18	2,314,000	2,482,850
KeyCorp
2.30% due 12/13/18	2,460,000	2,474,541
American Tower Corp.
4.50% due 01/15/18	2,402,000	2,459,271
US Bancorp
1.95% due 11/15/18	2,438,000	2,456,646
BB&T Corp.
2.05% due 06/19/18	1,315,000	1,321,935
1.45% due 01/12/18	1,027,000	1,027,824
National Bank of Canada
2.10% due 12/14/18	2,300,000	2,310,727
Fifth Third Bank
1.45% due 02/28/18	2,250,000	2,250,950
Barclays plc
2.00% due 03/16/18	2,200,000	2,203,883

	Face
	Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Financial - 45.3% (continued)
Jefferies Group LLC
5.13% due 04/13/18	$2,084,000	$2,155,894
CBRE Services, Inc.
5.00% due 03/15/23	2,036,000	2,109,980
Svenska Handelsbanken AB
1.63% due 03/21/18	2,100,000	2,101,025
SunTrust Banks, Inc.
2.35% due 11/01/18	2,076,000	2,094,314
MUFG Union Bank North America
2.63% due 09/26/18	2,000,000	2,022,826
Branch Banking & Trust Co.
2.30% due 10/15/18	2,000,000	2,019,906
Huntington National Bank
2.20% due 11/06/18	2,000,000	2,010,658
Boston Properties, LP
3.70% due 11/15/18	1,887,000	1,942,165
Synchrony Financial
2.60% due 01/15/19	1,888,000	1,904,777
Fifth Third Bank/Cincinnati OH
2.15% due 08/20/18	1,885,000	1,899,584
Ares Capital Corp.
4.88% due 11/30/18	1,792,000	1,868,373
Regions Financial Corp.
2.00% due 05/15/18	1,764,000	1,764,774
KeyBank North America/Cleveland OH
1.65% due 02/01/18	1,650,000	1,654,613
US Bank North America/Cincinnati OH
1.45% due 01/29/18	1,650,000	1,650,954
Citizens Bank North America/Providence RI
2.30% due 12/03/18	1,600,000	1,609,746
Capital One Bank USA North America
2.15% due 11/21/18	1,500,000	1,505,288
Charles Schwab Corp.
1.50% due 03/10/18	1,484,000	1,486,630
Associates Corporation of North America
6.95% due 11/01/18	1,272,000	1,371,758
Voya Financial, Inc.
2.90% due 02/15/18	1,349,000	1,364,650
Chubb Corp.
5.75% due 05/15/18	1,250,000	1,313,209
Discover Bank
2.00% due 02/21/18	1,300,000	1,304,338
Fifth Third Bancorp
4.50% due 06/01/18	1,255,000	1,299,904
JPMorgan Chase Bank North America
1.45% due 09/21/18	1,200,000	1,197,245
Regions Bank
7.50% due 05/15/18	1,056,000	1,123,626

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Financial - 45.3% (continued)
Ventas Realty Limited Partnership / Ventas Capital Corp.
2.00% due 02/15/18	$1,106,000	$1,109,514
Santander Bank North America
8.75% due 05/30/18	1,000,000	1,079,523
Regions Bank/Birmingham AL
2.25% due 09/14/18	1,000,000	1,003,596
Santander Holdings USA, Inc.
3.45% due 08/27/18	790,000	804,143
Royal Bank of Scotland N.V.
4.65% due 06/04/18	640,000	654,664
Travelers Companies, Inc.
5.80% due 05/15/18	506,000	531,118
Societe Generale S.A.
2.63% due 10/01/18	500,000	506,150
Hartford Financial Services Group, Inc.
6.30% due 03/15/18	60,000	62,607
Total Financial		445,020,866
Consumer, Non-cyclical - 14.7%
AbbVie, Inc.
1.80% due 05/14/18	6,661,000	6,677,833
2.00% due 11/06/18	3,400,000	3,418,877
PepsiCo, Inc.
5.00% due 06/01/18	4,692,000	4,907,781
2.25% due 01/07/19	1,964,000	1,993,611
1.25% due 04/30/18	958,000	958,087
Coca-Cola Co.
1.65% due 11/01/18	4,186,000	4,210,958
1.15% due 04/01/18	2,231,000	2,228,947
1.65% due 03/14/18	1,359,000	1,364,437
Actavis Funding SCS
2.35% due 03/12/18	7,236,000	7,290,443
GlaxoSmithKline Capital, Inc.
5.65% due 05/15/18	6,470,000	6,801,640
UnitedHealth Group, Inc.
1.90% due 07/16/18	3,724,000	3,749,700
6.00% due 02/15/18	2,592,000	2,705,387
Kraft Heinz Foods Co.
2.00% due 07/02/18	2,945,000	2,954,146
6.13% due 08/23/18	2,741,000	2,911,989
Medtronic, Inc.
1.38% due 04/01/18	3,623,000	3,623,412
1.50% due 03/15/18	1,958,000	1,961,589
Philip Morris International, Inc.
5.65% due 05/16/18	5,157,000	5,414,644
Merck & Company, Inc.
1.10% due 01/31/18	2,939,000	2,935,785
1.30% due 05/18/18	1,958,000	1,957,888
Pfizer, Inc.
1.20% due 06/01/18	2,646,000	2,643,891
1.50% due 06/15/18	1,858,000	1,863,778
Sanofi
1.25% due 04/10/18	3,720,000	3,719,769

	Face
	Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Consumer, Non-cyclical - 14.7% (continued)
Celgene Corp.
2.13% due 08/15/18	$3,246,000	$3,264,168
Johnson & Johnson
1.65% due 12/05/18[1]	1,858,000	1,868,643
5.15% due 07/15/18	1,250,000	1,317,139
Anheuser-Busch InBev Finance, Inc.
1.25% due 01/17/18	2,880,000	2,879,710
Anthem, Inc.
2.30% due 07/15/18	1,572,000	1,583,084
1.88% due 01/15/18	1,251,000	1,254,570
Zimmer Biomet Holdings, Inc.
2.00% due 04/01/18	2,745,000	2,754,657
Reynolds American, Inc.
2.30% due 06/12/18	2,626,000	2,645,191
Medco Health Solutions, Inc.
7.13% due 03/15/18	2,291,000	2,417,986
AstraZeneca plc
1.75% due 11/16/18	2,407,000	2,413,549
Altria Group, Inc.
9.70% due 11/10/18	2,086,000	2,359,785
Coca-Cola Femsa SAB de CV
2.38% due 11/26/18	2,300,000	2,322,155
Eli Lilly & Co.
1.25% due 03/01/18	2,281,000	2,280,063
Procter & Gamble Co.
1.60% due 11/15/18	2,260,000	2,272,308
Aetna, Inc.
1.70% due 06/07/18	2,258,000	2,260,333
Kimberly-Clark Corp.
7.50% due 11/01/18	1,566,000	1,708,338
Gilead Sciences, Inc.
1.85% due 09/04/18	1,685,000	1,693,996
Edwards Lifesciences Corp.
2.88% due 10/15/18	1,532,000	1,557,303
Diageo Capital plc
1.13% due 04/29/18	1,512,000	1,506,071
Mondelez International, Inc.
6.13% due 02/01/18	1,370,000	1,424,673
Boston Scientific Corp.
2.65% due 10/01/18	1,398,000	1,416,177
Zoetis, Inc.
1.88% due 02/01/18	1,398,000	1,401,805
Stryker Corp.
1.30% due 04/01/18	1,398,000	1,395,502
Perrigo Company plc
2.30% due 11/08/18	1,350,000	1,353,089
Mylan, Inc.
2.60% due 06/24/18	1,300,000	1,307,040
Cardinal Health, Inc.
1.95% due 06/15/18	1,270,000	1,275,258
Danaher Corp.
1.65% due 09/15/18	1,254,000	1,255,168
Total System Services, Inc.
2.38% due 06/01/18	1,233,000	1,239,923
CR Bard, Inc.
1.38% due 01/15/18	1,205,000	1,204,671

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Consumer, Non-cyclical - 14.7% (continued)
Dr Pepper Snapple Group, Inc.
6.82% due 05/01/18	$1,134,000	$1,202,776
Kroger Co.
2.30% due 01/15/19	1,182,000	1,191,556
JM Smucker Co.
1.75% due 03/15/18	1,176,000	1,179,214
Anheuser-Busch Companies LLC
5.50% due 01/15/18	1,106,000	1,145,205
Sysco Corp.
5.25% due 02/12/18	1,056,000	1,094,322
Archer-Daniels-Midland Co.
5.45% due 03/15/18	1,046,000	1,089,390
McKesson Corp.
1.40% due 03/15/18	1,090,000	1,087,987
Humana, Inc.
7.20% due 06/15/18	938,000	1,002,715
Thermo Fisher Scientific, Inc.
1.85% due 01/15/18[1]	988,000	990,834
Biogen, Inc.
6.88% due 03/01/18	938,000	987,830
St. Jude Medical LLC
2.00% due 09/15/18	982,000	985,134
Conagra Brands, Inc.
1.90% due 01/25/18	982,000	982,080
Pharmacia LLC
6.50% due 12/01/18	850,000	921,641
Amgen, Inc.
6.15% due 06/01/18	840,000	887,256
Total Consumer, Non-cyclical		144,674,887
Consumer, Cyclical - 8.5%
Ford Motor Credit Company LLC
5.00% due 05/15/18	4,907,000	5,092,601
2.38% due 01/16/18	3,150,000	3,169,672
2.24% due 06/15/18	2,500,000	2,512,350
2.55% due 10/05/18	2,300,000	2,320,160
2.88% due 10/01/18	2,250,000	2,283,109
2.15% due 01/09/18	1,600,000	1,606,714
Toyota Motor Credit Corp.
2.00% due 10/24/18	3,709,000	3,738,604
1.55% due 07/13/18	3,210,000	3,212,587
1.45% due 01/12/18	2,796,000	2,799,582
1.38% due 01/10/18	2,467,000	2,469,329
1.20% due 04/06/18	1,958,000	1,955,087
Wal-Mart Stores, Inc.
1.95% due 12/15/18	4,527,000	4,572,049
5.80% due 02/15/18	3,519,000	3,672,013
1.13% due 04/11/18	1,722,000	1,720,734
CVS Health Corp.
1.90% due 07/20/18	4,299,000	4,319,118
2.25% due 12/05/18	4,083,000	4,125,039
American Honda Finance Corp.
2.13% due 10/10/18	2,952,000	2,978,668
1.50% due 03/13/18	1,837,000	1,839,276
1.60% due 07/13/18	1,405,000	1,409,877
McDonald's Corp.
5.35% due 03/01/18	2,561,000	2,657,803
2.10% due 12/07/18	1,270,000	1,280,333

	Face
	Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Consumer, Cyclical - 8.5% (continued)
General Motors Co.
3.50% due 10/02/18	$3,502,000	$3,584,503
Home Depot, Inc.
2.25% due 09/10/18	3,523,000	3,565,537
General Motors Financial Company, Inc.
2.40% due 04/10/18	1,858,000	1,870,738
3.25% due 05/15/18	1,622,000	1,649,847
Target Corp.
6.00% due 01/15/18	3,000,000	3,118,641
Walgreens Boots Alliance, Inc.
1.75% due 05/30/18	2,646,000	2,652,073
DR Horton, Inc.
3.75% due 03/01/19	1,875,000	1,930,894
Nordstrom, Inc.
6.25% due 01/15/18	1,530,000	1,590,971
PACCAR Financial Corp.
1.45% due 03/09/18	1,444,000	1,445,242
Marriott International, Inc.
3.00% due 03/01/19	1,325,000	1,350,575
Best Buy Company, Inc.
5.00% due 08/01/18	988,000	1,030,728
Total Consumer, Cyclical		83,524,454
Energy - 7.7%
Chevron Corp.
1.72% due 06/24/18	4,885,000	4,906,610
1.37% due 03/02/18	4,231,000	4,231,850
1.79% due 11/16/18	3,022,000	3,034,079
Shell International Finance BV
1.90% due 08/10/18	4,680,000	4,710,840
2.00% due 11/15/18	3,151,000	3,173,341
1.63% due 11/10/18	2,068,000	2,070,118
BP Capital Markets plc
1.38% due 05/10/18	2,941,000	2,935,836
1.67% due 02/13/18	2,311,000	2,316,087
2.24% due 09/26/18	1,973,000	1,988,845
Exxon Mobil Corp.
1.31% due 03/06/18	4,066,000	4,068,033
1.44% due 03/01/18	2,451,000	2,456,223
TransCanada PipeLines Ltd.
6.50% due 08/15/18	2,651,000	2,830,888
1.88% due 01/12/18	1,091,000	1,093,148
Energy Transfer Partners, LP
2.50% due 06/15/18	1,654,000	1,666,102
6.70% due 07/01/18	1,339,000	1,418,640
Suncor Energy, Inc.
6.10% due 06/01/18	2,896,000	3,053,473
Total Capital S.A.
2.13% due 08/10/18	2,790,000	2,815,777
Nabors Industries, Inc.
6.15% due 02/15/18	2,333,000	2,440,715
Kinder Morgan Energy Partners, LP
5.95% due 02/15/18	2,345,000	2,438,603
Total Capital Canada Ltd.
1.45% due 01/15/18	2,402,000	2,406,372
Marathon Oil Corp.
5.90% due 03/15/18	2,072,000	2,156,760

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Energy - 7.7% (continued)
Marathon Petroleum Corp.
2.70% due 12/14/18	$1,839,000	$1,864,095
Baker Hughes, Inc.
7.50% due 11/15/18	1,672,000	1,829,312
ConocoPhillips Co.
1.50% due 05/15/18	1,819,000	1,815,755
Enterprise Products Operating LLC
1.65% due 05/07/18	1,800,000	1,796,764
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
6.50% due 05/01/18	1,395,000	1,467,223
Petro-Canada
6.05% due 05/15/18	1,322,000	1,389,080
Canadian Natural Resources Ltd.
1.75% due 01/15/18	1,354,000	1,354,956
Equities Corp.
6.50% due 04/01/18	1,132,000	1,187,649
ConocoPhillips
5.20% due 05/15/18	1,126,000	1,173,911
Spectra Energy Capital LLC
6.20% due 04/15/18	1,091,000	1,141,086
Occidental Petroleum Corp.
1.50% due 02/15/18	1,090,000	1,091,312
Spectra Energy Partners, LP
2.95% due 09/25/18	938,000	950,640
Total Energy		75,274,123
Communications - 7.2%
AT&T, Inc.
5.50% due 02/01/18	5,984,000	6,197,868
2.38% due 11/27/18	3,810,000	3,846,763
5.60% due 05/15/18	2,691,000	2,816,201
1.75% due 01/15/18	1,768,000	1,773,092
Verizon Communications, Inc.
2.95% due 03/15/22[2]	10,458,000	10,467,338
Cisco Systems, Inc.
1.65% due 06/15/18	3,895,000	3,911,437
1.40% due 02/28/18	3,136,000	3,143,122
Time Warner Cable LLC
6.75% due 07/01/18	4,860,000	5,162,025
Comcast Corp.
5.70% due 05/15/18	2,380,000	2,502,722
5.88% due 02/15/18	2,226,000	2,321,938
Vodafone Group plc
1.50% due 02/19/18	2,569,000	2,567,962
4.63% due 07/15/18	2,082,000	2,156,421
Rogers Communications, Inc.
6.80% due 08/15/18	3,910,000	4,195,219
Telefonica Emisiones SAU
3.19% due 04/27/18	2,900,000	2,941,421
British Telecommunications plc
5.95% due 01/15/18	2,681,000	2,779,235
Thomson Reuters Corp.
6.50% due 07/15/18	2,268,000	2,410,825

	Face
	Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Communications - 7.2% (continued)
Deutsche Telekom International Finance BV
6.75% due 08/20/18	$2,250,000	$2,410,268
Historic TW, Inc.
6.88% due 06/15/18	1,745,000	1,861,891
Telecom Italia Capital S.A.
7.00% due 06/04/18	1,628,000	1,723,645
eBay, Inc.
2.50% due 03/09/18	1,370,000	1,382,271
Walt Disney Co.
1.50% due 09/17/18	1,230,000	1,233,084
Viacom, Inc.
2.50% due 09/01/18	1,134,000	1,143,507
Expedia, Inc.
7.46% due 08/15/18	1,012,000	1,084,614
GTE Corp.
6.84% due 04/15/18	459,000	483,007
Total Communications		70,515,876
Industrial - 5.7%
General Electric Co.
5.63% due 05/01/18	8,476,000	8,899,148
1.63% due 04/02/18	3,480,000	3,491,275
John Deere Capital Corp.
1.95% due 12/13/18	3,071,000	3,091,738
5.75% due 09/10/18	1,959,000	2,083,426
1.75% due 08/10/18	1,176,000	1,180,490
1.35% due 01/16/18	1,176,000	1,176,447
1.60% due 07/13/18	923,000	924,783
5.35% due 04/03/18	826,000	861,092
Caterpillar Financial Services Corp.
1.50% due 02/23/18	1,664,000	1,667,402
5.45% due 04/15/18	1,026,000	1,070,924
1.70% due 06/16/18	923,000	926,160
1.80% due 11/13/18	882,000	885,608
7.05% due 10/01/18	488,000	528,323
Arconic, Inc.
6.75% due 07/15/18	2,666,000	2,839,984
Caterpillar, Inc.
7.90% due 12/15/18	2,542,000	2,818,405
United Parcel Service, Inc.
5.50% due 01/15/18	2,374,000	2,461,482
Precision Castparts Corp.
1.25% due 01/15/18	2,160,000	2,160,164
Northrop Grumman Corp.
1.75% due 06/01/18	1,886,000	1,891,522
Roper Technologies, Inc.
2.05% due 10/01/18	1,815,000	1,825,120
Amphenol Corp.
2.55% due 01/30/19	1,750,000	1,772,267
Lockheed Martin Corp.
1.85% due 11/23/18	1,737,000	1,744,295
Ingersoll-Rand Global Holding Company Ltd.
6.88% due 08/15/18	1,597,000	1,716,743
Republic Services, Inc.
3.80% due 05/15/18	1,614,000	1,653,975

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Industrial - 5.7% (continued)
Burlington Northern Santa Fe LLC
5.75% due 03/15/18	$1,461,000	$1,524,029
CRH America, Inc.
8.13% due 07/15/18	1,398,000	1,517,491
Waste Management, Inc.
6.10% due 03/15/18	1,400,000	1,465,680
Stanley Black & Decker, Inc.
2.45% due 11/17/18	1,444,000	1,461,130
Norfolk Southern Corp.
5.75% due 04/01/18	1,352,000	1,412,443
Harris Corp.
2.00% due 04/27/18	1,134,000	1,136,944
Total Industrial		56,188,490
Technology - 5.3%
Apple, Inc.
1.00% due 05/03/18	9,892,000	9,863,472
1.30% due 02/23/18	1,270,000	1,272,272
International Business Machines Corp.
7.63% due 10/15/18	3,450,000	3,783,942
1.13% due 02/06/18	3,168,000	3,167,360
1.25% due 02/08/18	3,000,000	3,002,409
Microsoft Corp.
1.30% due 11/03/18	4,490,000	4,492,133
1.63% due 12/06/18	3,180,000	3,199,395
Oracle Corp.
5.75% due 04/15/18	6,029,000	6,326,115
Hewlett Packard Enterprise Co.
2.85% due 10/05/18	3,445,000	3,492,317
QUALCOMM, Inc.
1.40% due 05/18/18	2,945,000	2,941,911
Xerox Corp.
6.35% due 05/15/18	2,508,000	2,634,689
Seagate HDD Cayman
3.75% due 11/15/18	1,986,000	2,048,311
Fidelity National Information Services, Inc.
2.85% due 10/15/18	1,858,000	1,888,677
Maxim Integrated Products, Inc.
2.50% due 11/15/18	1,530,000	1,545,705
Altera Corp.
2.50% due 11/15/18	1,350,000	1,372,402
Texas Instruments, Inc.
1.00% due 05/01/18	1,113,000	1,108,763
Total Technology		52,139,873
Utilities - 3.3%
Consolidated Edison Company of New York, Inc.
5.85% due 04/01/18	1,772,000	1,852,304
7.13% due 12/01/18	1,521,000	1,660,749
Southern Co.
2.45% due 09/01/18	1,723,000	1,739,598
1.55% due 07/01/18	1,082,000	1,079,258
Dominion Resources, Inc.
6.40% due 06/15/18	1,999,000	2,110,586
1.90% due 06/15/18	266,000	265,997
Pacific Gas & Electric Co.
8.25% due 10/15/18	1,894,000	2,086,190

	Face
	Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Utilities - 3.3% (continued)
Georgia Power Co.
1.95% due 12/01/18	$2,032,000	$2,043,074
Commonwealth Edison Co.
5.80% due 03/15/18	1,627,000	1,698,486
Sempra Energy
6.15% due 06/15/18	1,445,000	1,527,723
FirstEnergy Corp.
2.75% due 03/15/18	1,450,000	1,463,257
Berkshire Hathaway Energy Co.
5.75% due 04/01/18	1,398,000	1,461,596
Oncor Electric Delivery Company LLC
6.80% due 09/01/18	1,231,000	1,320,691
Duke Energy Corp.
2.10% due 06/15/18	1,302,000	1,308,938
Duke Energy Carolinas LLC
7.00% due 11/15/18	1,201,000	1,308,581
Nevada Power Co.
6.50% due 08/01/18	1,218,000	1,300,054
Duke Energy Florida LLC
5.65% due 06/15/18	1,233,000	1,298,380
Virginia Electric & Power Co.
5.40% due 04/30/18	1,237,000	1,291,051
Northern States Power Co.
5.25% due 03/01/18	1,203,000	1,247,344
TransAlta Corp.
6.90% due 05/15/18	1,158,000	1,220,243
PacifiCorp
5.65% due 07/15/18	1,134,000	1,195,933
NextEra Energy Capital Holdings, Inc.
1.65% due 09/01/18	1,176,000	1,175,042
PECO Energy Co.
5.35% due 03/01/18	1,106,000	1,148,813
Total Utilities		32,803,888
Basic Materials - 1.1%
Freeport-McMoRan, Inc.
2.38% due 03/15/18	3,841,000	3,841,001
EI du Pont de Nemours & Co.
6.00% due 07/15/18	3,161,000	3,347,938
Nucor Corp.
5.85% due 06/01/18	1,374,000	1,442,675
International Paper Co.
7.95% due 06/15/18	1,241,000	1,337,351
Goldcorp, Inc.
2.13% due 03/15/18	1,260,000	1,265,194
Total Basic Materials		11,234,159
Total Corporate Bonds
(Cost $969,162,488)		971,376,616

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 0.1%
Joint Repurchase Agreements
Citigroup Global Markets, Inc.
issued 02/28/17 at 0.54%
due 03/01/17	$250,000	$250,000
BNP Paribas Securities Corp.
issued 02/28/17 at 0.51%
due 03/01/17	250,000	250,000
RBC Dominion Securities, Inc.
issued 02/28/17 at 0.51%
due 03/01/17	250,000	250,000

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 0.1% (continued)
Joint Repurchase Agreements (continued)
Credit Suisse Securities (USA), LLC
issued 02/28/17 at 0.45%
due 03/01/17	$112,650	$112,650
Total Securities Lending Collateral
(Cost $862,650)		862,650
Total Investments - 98.9%
(Cost $970,025,138)		$972,239,266
Other Assets & Liabilities, net - 1.1%		10,412,698
Total Net Assets - 100.0%		$982,651,964

††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at February 28, 2017 — See Note 4.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $10,467,338 (cost $10,455,261), or 1.2% of total net assets.

3	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2018.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2017 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$971,376,616	$—	$971,376,616
Securities Lending Collateral	—	862,650	—	862,650
Total	$—	$972,239,266	$—	$972,239,266

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2017, there were no transfers between levels.

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9%
Financial - 41.8%
Morgan Stanley
5.63% due 09/23/19	6,400,000	$6,941,024
7.30% due 05/13/19	6,064,000	6,737,243
2.38% due 07/23/19	5,686,000	5,730,283
2.45% due 02/01/19	4,827,000	4,873,774
2.50% due 01/24/19	4,337,000	4,380,903
Goldman Sachs Group, Inc.
7.50% due 02/15/19	6,435,000	7,116,041
2.55% due 10/23/19	5,739,000	5,804,867
2.63% due 01/31/19	5,401,000	5,471,370
2.30% due 12/13/19	4,936,000	4,948,488
2.00% due 04/25/19	2,016,000	2,014,242
Bank of America Corp.
2.60% due 01/15/19	8,289,000	8,398,173
7.63% due 06/01/19	6,640,000	7,446,447
2.65% due 04/01/19	5,984,000	6,067,620
5.49% due 03/15/19	1,100,000	1,169,335
JPMorgan Chase & Co.
6.30% due 04/23/19	6,838,000	7,461,365
2.20% due 10/22/19	4,598,000	4,626,485
2.35% due 01/28/19	2,985,000	3,018,853
1.85% due 03/22/19	2,318,000	2,320,884
Citigroup, Inc.
8.50% due 05/22/19	3,298,000	3,755,235
2.50% due 07/29/19	3,481,000	3,517,784
2.55% due 04/08/19	3,383,000	3,423,038
2.45% due 01/10/20	3,012,000	3,028,349
2.05% due 06/07/19	2,016,000	2,018,462
Royal Bank of Canada
2.20% due 09/23/19	4,824,000	4,848,462
1.50% due 07/29/19[1]	3,626,000	3,595,418
1.63% due 04/15/19	3,025,000	3,013,000
2.15% due 03/15/19	1,990,000	2,005,104
Wells Fargo Bank North America
2.15% due 12/06/19	5,900,000	5,938,054
1.75% due 05/24/19	5,500,000	5,495,875
Bank of Nova Scotia
1.65% due 06/14/19	4,028,000	4,007,788
2.13% due 09/11/19	2,991,000	3,004,352
2.05% due 06/05/19	2,037,000	2,046,488
1.95% due 01/15/19	2,007,000	2,014,340
Toronto-Dominion Bank
2.13% due 07/02/19	2,996,000	3,017,014
1.45% due 08/13/19	2,818,000	2,789,085
2.25% due 11/05/19	2,492,000	2,515,764
1.95% due 01/22/19	1,472,000	1,480,964
Credit Suisse AG NY
2.30% due 05/28/19	6,100,000	6,142,864
5.30% due 08/13/19	3,250,000	3,493,935
Deutsche Bank AG
2.50% due 02/13/19	4,811,000	4,816,951
2.85% due 05/10/19	3,527,000	3,548,099
American Express Credit Corp.
2.25% due 08/15/19	4,000,000	4,035,556
2.13% due 03/18/19	2,494,000	2,513,471
1.70% due 10/30/19	1,411,000	1,401,646

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Financial - 41.8% (continued)
Sumitomo Mitsui Banking Corp.
2.45% due 01/10/19	$2,500,000	$2,520,375
2.25% due 07/11/19	2,500,000	2,505,983
1.97% due 01/11/19	1,500,000	1,499,849
2.05% due 01/18/19	1,300,000	1,302,042
Svenska Handelsbanken AB
2.50% due 01/25/19	3,500,000	3,543,887
1.50% due 09/06/19	2,200,000	2,169,961
2.25% due 06/17/19	2,100,000	2,114,051
PNC Bank North America
1.95% due 03/04/19	2,500,000	2,507,864
1.45% due 07/29/19	2,100,000	2,085,502
2.25% due 07/02/19	2,000,000	2,018,358
Wells Fargo & Co.
2.13% due 04/22/19	3,492,000	3,511,388
2.15% due 01/15/19	2,893,000	2,917,119
Santander UK plc
2.35% due 09/10/19	3,053,000	3,071,403
2.50% due 03/14/19	2,924,000	2,950,673
Bank of New York Mellon Corp.
2.30% due 09/11/19	1,990,000	2,012,027
2.20% due 03/04/19	1,504,000	1,516,040
2.20% due 05/15/19	1,447,000	1,462,104
5.45% due 05/15/19	945,000	1,016,589
UBS AG/Stamford CT
2.38% due 08/14/19	5,950,000	5,993,512
US Bank North America/Cincinnati OH
2.13% due 10/28/19	3,525,000	3,550,531
1.40% due 04/26/19	2,400,000	2,382,650
BB&T Corp.
2.45% due 01/15/20	2,483,000	2,516,039
2.25% due 02/01/19	2,240,000	2,258,469
6.85% due 04/30/19	498,000	548,041
5.25% due 11/01/19	500,000	541,355
Cooperatieve Rabobank UA
2.25% due 01/14/19	3,850,000	3,881,585
1.38% due 08/09/19	1,900,000	1,872,144
Fifth Third Bank/Cincinnati OH
2.30% due 03/15/19	2,100,000	2,117,659
2.38% due 04/25/19	2,000,000	2,022,712
1.63% due 09/27/19	1,500,000	1,484,496
International Lease Finance Corp.
6.25% due 05/15/19	3,024,000	3,288,691
5.88% due 04/01/19	2,016,000	2,169,216
Barclays plc
2.75% due 11/08/19	5,250,000	5,298,206
Bank of Montreal
1.50% due 07/18/19	3,123,000	3,096,030
2.10% due 12/12/19	2,016,000	2,021,832
KeyBank North America/Cleveland OH
2.35% due 03/08/19	2,090,000	2,110,277
2.50% due 12/15/19	1,900,000	1,923,283
1.60% due 08/22/19	800,000	790,930

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Financial - 41.8% (continued)
Capital One North America/Mclean VA
1.85% due 09/13/19	$2,500,000	$2,485,075
2.40% due 09/05/19	1,900,000	1,913,642
Berkshire Hathaway Finance Corp.
1.70% due 03/15/19	2,318,000	2,328,222
1.30% due 08/15/19	1,806,000	1,789,123
Citizens Bank North America/Providence RI
2.50% due 03/14/19	2,300,000	2,321,118
2.45% due 12/04/19	1,500,000	1,513,901
HSBC USA, Inc.
2.38% due 11/13/19	2,000,000	2,007,124
2.25% due 06/23/19	1,750,000	1,753,871
Branch Banking & Trust Co.
1.45% due 05/10/19	3,700,000	3,669,989
Simon Property Group, LP
5.65% due 02/01/20	3,018,000	3,300,367
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.75% due 05/15/19	3,180,000	3,288,724
BPCE S.A.
2.50% due 07/15/19	3,200,000	3,222,886
MetLife, Inc.
7.72% due 02/15/19	2,290,000	2,546,047
US Bancorp
2.20% due 04/25/19	2,492,000	2,515,799
Berkshire Hathaway, Inc.
2.10% due 08/14/19	2,408,000	2,433,246
Canadian Imperial Bank of Commerce
1.60% due 09/06/19	2,416,000	2,394,826
Capital One Bank USA North America
2.30% due 06/05/19	2,000,000	2,008,882
8.80% due 07/15/19	315,000	361,750
Manufacturers & Traders Trust Co.
2.25% due 07/25/19	2,243,000	2,262,252
Jefferies Group LLC
8.50% due 07/15/19	1,968,000	2,239,177
Synchrony Financial
3.00% due 08/15/19	2,094,000	2,128,040
BlackRock, Inc.
5.00% due 12/10/19	1,940,000	2,111,715
JPMorgan Chase Bank North America
1.65% due 09/23/19	2,100,000	2,094,773
Nomura Holdings, Inc.
2.75% due 03/19/19	1,998,000	2,022,669
SunTrust Banks, Inc.
2.50% due 05/01/19	1,999,000	2,021,417
Capital One Financial Corp.
2.45% due 04/24/19	2,000,000	2,018,428
BNP Paribas S.A.
2.45% due 03/17/19	1,997,000	2,014,582

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Financial - 41.8% (continued)
American International Group, Inc.
2.30% due 07/16/19	$1,996,000	$2,007,571
National City Corp.
6.88% due 05/15/19	1,746,000	1,924,693
Santander Holdings USA, Inc.
2.70% due 05/24/19	1,909,000	1,917,871
Royal Bank of Scotland Group plc
6.40% due 10/21/19	1,700,000	1,859,785
American Tower Corp.
3.40% due 02/15/19	1,794,000	1,836,465
Lloyds Bank plc
2.35% due 09/05/19[1]	1,800,000	1,809,194
Prudential Financial, Inc.
7.38% due 06/15/19	1,548,000	1,735,524
Skandinaviska Enskilda Banken AB
1.50% due 09/13/19	1,700,000	1,675,350
Welltower, Inc.
4.13% due 04/01/19	1,598,000	1,659,589
Ventas Realty Limited Partnership / Ventas Capital Corp.
4.00% due 04/30/19	1,598,000	1,658,815
American Express Co.
8.13% due 05/20/19	1,348,000	1,525,865
Realty Income Corp.
6.75% due 08/15/19	1,272,000	1,416,166
MUFG Union Bank North America
2.25% due 05/06/19	1,400,000	1,403,205
Boston Properties, LP
5.88% due 10/15/19	1,243,000	1,354,748
Digital Realty Trust, LP
5.88% due 02/01/20	1,195,000	1,308,385
Mastercard, Inc.
2.00% due 04/01/19	1,101,000	1,111,084
TD Ameritrade Holding Corp.
5.60% due 12/01/19	1,002,000	1,095,677
Fifth Third Bancorp
2.30% due 03/01/19	1,002,000	1,012,601
PNC Financial Services Group, Inc.
6.70% due 06/10/19	915,000	1,011,759
Ares Capital Corp.
3.88% due 01/15/20	989,000	1,008,555
Huntington National Bank
2.20% due 04/01/19	900,000	901,931
Chubb INA Holdings, Inc.
5.90% due 06/15/19	802,000	872,726
Weyerhaeuser Co.
7.38% due 10/01/19	498,000	559,518
Travelers Companies, Inc.
5.90% due 06/02/19	448,000	488,679

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Financial - 41.8% (continued)
Lincoln National Corp.
8.75% due 07/01/19	$407,000	$467,582
Total Financial		366,978,351
Consumer, Non-cyclical - 15.4%
Anheuser-Busch InBev Finance, Inc.
1.90% due 02/01/19	9,419,000	9,454,452
2.15% due 02/01/19	2,492,000	2,515,801
Anheuser-Busch InBev Worldwide, Inc.
7.75% due 01/15/19	5,749,000	6,371,128
6.88% due 11/15/19	2,184,000	2,463,642
Abbott Laboratories
2.35% due 11/22/19	6,240,000	6,277,309
5.13% due 04/01/19	2,100,000	2,225,473
Pfizer, Inc.
2.10% due 05/15/19	3,650,000	3,691,424
1.70% due 12/15/19	2,016,000	2,015,115
1.45% due 06/03/19	1,512,000	1,506,992
Novartis Securities Investment Ltd.
5.13% due 02/10/19	6,640,000	7,087,688
Shire Acquisitions Investments Ireland DAC
1.90% due 09/23/19	6,750,000	6,702,155
Altria Group, Inc.
9.25% due 08/06/19	3,057,000	3,595,772
2.63% due 01/14/20	2,462,000	2,499,573
Becton Dickinson and Co.
2.68% due 12/15/19	2,198,000	2,233,392
6.38% due 08/01/19	1,692,000	1,865,977
5.00% due 05/15/19	1,005,000	1,070,563
Amgen, Inc.
2.20% due 05/22/19	2,738,000	2,764,980
5.70% due 02/01/19	1,983,000	2,130,841
UnitedHealth Group, Inc.
2.30% due 12/15/19	2,612,000	2,641,910
1.70% due 02/15/19	1,200,000	1,202,246
1.63% due 03/15/19	945,000	943,128
HCA, Inc.
3.75% due 03/15/19	2,794,000	2,870,835
4.25% due 10/15/19	998,000	1,040,415
General Mills, Inc.
5.65% due 02/15/19	2,000,000	2,147,666
2.20% due 10/21/19	1,496,000	1,509,111
Unilever Capital Corp.
2.20% due 03/06/19	2,000,000	2,019,686
4.80% due 02/15/19	1,500,000	1,592,658
PepsiCo, Inc.
1.50% due 02/22/19	1,709,000	1,709,369
1.35% due 10/04/19	1,512,000	1,502,267
Johnson & Johnson
1.88% due 12/05/19	2,548,000	2,568,478
1.13% due 03/01/19	606,000	603,635
Aetna, Inc.
1.90% due 06/07/19	3,013,000	3,038,948

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Consumer, Non-cyclical - 15.4% (continued)
Merck Sharp & Dohme Corp.
5.00% due 06/30/19	$2,440,000	$2,627,573
Coca-Cola Co.
1.38% due 05/30/19	2,616,000	2,609,947
AstraZeneca plc
1.95% due 09/18/19	2,596,000	2,597,584
Philip Morris International, Inc.
1.88% due 01/15/19	1,298,000	1,305,244
1.38% due 02/25/19	1,008,000	1,001,727
Tyson Foods, Inc.
2.65% due 08/15/19	2,097,000	2,125,431
McKesson Corp.
2.28% due 03/15/19	2,095,000	2,107,407
Reynolds American, Inc.
8.13% due 06/23/19	1,807,000	2,048,901
Stryker Corp.
2.00% due 03/08/19	2,016,000	2,025,695
Express Scripts Holding Co.
2.25% due 06/15/19	2,002,000	2,011,732
Anthem, Inc.
2.25% due 08/15/19	1,797,000	1,808,057
7.00% due 02/15/19	100,000	109,303
Procter & Gamble Co.
1.90% due 11/01/19	1,893,000	1,909,176
Molson Coors Brewing Co.
1.45% due 07/15/19	1,710,000	1,689,849
Princeton University
4.95% due 03/01/19	1,456,000	1,553,513
Sysco Corp.
1.90% due 04/01/19	1,512,000	1,516,473
Thermo Fisher Scientific, Inc.
2.40% due 02/01/19	1,494,000	1,509,596
Celgene Corp.
2.25% due 05/15/19	1,294,000	1,300,656
Mead Johnson Nutrition Co.
4.90% due 11/01/19	1,107,000	1,186,360
Express Scripts, Inc.
7.25% due 06/15/19	996,000	1,105,970
Eli Lilly & Co.
1.95% due 03/15/19	1,098,000	1,105,777
Zimmer Biomet Holdings, Inc.
4.63% due 11/30/19	1,000,000	1,062,774
Kellogg Co.
4.15% due 11/15/19	973,000	1,020,210
Colgate-Palmolive Co.
1.75% due 03/15/19	1,006,000	1,010,222
Gilead Sciences, Inc.
2.05% due 04/01/19	996,000	1,000,933
Kroger Co.
1.50% due 09/30/19	1,005,000	993,116
Actavis Funding SCS
2.45% due 06/15/19	898,000	904,098
Mylan, Inc.
2.55% due 03/28/19	899,000	901,177

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Consumer, Non-cyclical - 15.4% (continued)
Bristol-Myers Squibb Co.
1.75% due 03/01/19	$899,000	$900,651
Total Consumer, Non-cyclical		134,911,781
Communications - 9.1%
Cisco Systems, Inc.
4.95% due 02/15/19	4,438,000	4,725,590
2.13% due 03/01/19	3,896,000	3,941,903
1.40% due 09/20/19	3,624,000	3,604,224
1.60% due 02/28/19	2,520,000	2,525,862
AT&T, Inc.
5.80% due 02/15/19	5,237,000	5,627,470
2.30% due 03/11/19	4,416,000	4,443,777
5.88% due 10/01/19	2,097,000	2,291,100
Time Warner Cable LLC
8.25% due 04/01/19	4,626,000	5,176,092
8.75% due 02/14/19	2,592,000	2,913,880
Orange S.A.
1.63% due 11/03/19	3,020,000	2,972,239
5.38% due 07/08/19	2,693,000	2,893,478
2.75% due 02/06/19	1,302,000	1,319,016
Hughes Satellite Systems Corp.
6.50% due 06/15/19	5,279,000	5,735,897
Walt Disney Co.
1.85% due 05/30/19	1,299,000	1,305,969
5.50% due 03/15/19	1,107,000	1,194,276
0.88% due 07/12/19	1,008,000	992,008
eBay, Inc.
2.20% due 08/01/19	3,296,000	3,315,354
Verizon Communications, Inc.
2.95% due 03/15/22[2]	2,823,000	2,825,521
Vodafone Group plc
5.45% due 06/10/19	2,296,000	2,468,712
Amazon.com, Inc.
2.60% due 12/05/19	2,090,000	2,136,417
Telefonica Emisiones SAU
5.88% due 07/15/19	1,593,000	1,725,407
Comcast Corp.
5.70% due 07/01/19	1,548,000	1,687,575
Discovery Communications LLC
5.63% due 08/15/19	1,548,000	1,674,913
Telecom Italia Capital S.A.
7.18% due 06/18/19	1,448,000	1,591,895
21st Century Fox America, Inc.
6.90% due 03/01/19	1,397,000	1,527,997
Deutsche Telekom International Finance BV
6.00% due 07/08/19	1,400,000	1,526,483
Time Warner, Inc.
2.10% due 06/01/19	1,297,000	1,302,193
British Telecommunications plc
2.35% due 02/14/19	1,200,000	1,209,343
CBS Corp.
2.30% due 08/15/19	1,098,000	1,102,345
Viacom, Inc.
5.63% due 09/15/19	796,000	858,132
America Movil SAB de CV
5.00% due 10/16/19	800,000	856,772

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Communications - 9.1% (continued)
Omnicom Group, Inc.
6.25% due 07/15/19	$773,000	$847,271
Scripps Networks Interactive, Inc.
2.75% due 11/15/19	795,000	806,566
Thomson Reuters Corp.
4.70% due 10/15/19	598,000	634,410
Total Communications		79,760,087
Energy - 8.9%
Shell International Finance BV
4.30% due 09/22/19	4,195,000	4,446,750
1.38% due 05/10/19	3,426,000	3,403,412
1.38% due 09/12/19	2,718,000	2,690,073
Chevron Corp.
4.95% due 03/03/19	4,043,000	4,305,815
1.56% due 05/16/19	2,520,000	2,516,192
2.19% due 11/15/19	1,297,000	1,312,224
Exxon Mobil Corp.
1.82% due 03/15/19	3,798,000	3,817,704
1.71% due 03/01/19	2,514,000	2,520,358
BP Capital Markets plc
2.24% due 05/10/19	2,799,000	2,822,109
4.75% due 03/10/19	2,048,000	2,164,556
1.68% due 05/03/19	1,311,000	1,306,217
ConocoPhillips
5.75% due 02/01/19	4,979,000	5,352,026
Kinder Morgan Energy Partners, LP
2.65% due 02/01/19	2,299,000	2,325,075
9.00% due 02/01/19	1,700,000	1,914,397
Total Capital International S.A.
2.13% due 01/10/19	1,893,000	1,908,560
2.10% due 06/19/19	1,806,000	1,818,801
Enterprise Products Operating LLC
2.55% due 10/15/19	1,598,000	1,618,213
6.50% due 01/31/19	1,226,000	1,330,608
Kinder Morgan, Inc.
3.05% due 12/01/19	2,794,000	2,845,865
Cenovus Energy, Inc.
5.70% due 10/15/19	2,590,000	2,788,526
Valero Energy Corp.
9.38% due 03/15/19	2,301,000	2,636,194
Husky Energy, Inc.
7.25% due 12/15/19	2,188,000	2,481,164
Halliburton Co.
6.15% due 09/15/19	2,117,000	2,338,737
Hess Corp.
8.13% due 02/15/19	2,064,000	2,282,157
Noble Energy, Inc.
8.25% due 03/01/19	1,818,000	2,031,660
EOG Resources, Inc.
5.63% due 06/01/19	1,805,000	1,950,505
ONEOK Partners, LP
8.63% due 03/01/19	1,630,000	1,829,113
TransCanada PipeLines Ltd.
7.13% due 01/15/19	1,402,000	1,528,012

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Energy - 8.9% (continued)
EQT Corp.
8.13% due 06/01/19	$1,297,000	$1,454,534
Anadarko Petroleum Corp.
8.70% due 03/15/19	1,147,000	1,298,496
Spectra Energy Capital LLC
8.00% due 10/01/19	1,098,000	1,245,717
Encana Corp.
6.50% due 05/15/19	996,000	1,081,636
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
2.60% due 12/15/19	996,000	999,319
Magellan Midstream Partners, LP
6.55% due 07/15/19	771,000	847,505
Enbridge Energy Partners, LP
9.88% due 03/01/19	638,000	731,531
Total Energy		77,943,761
Consumer, Cyclical - 7.2%
Toyota Motor Credit Corp.
2.10% due 01/17/19	2,849,000	2,878,308
1.70% due 02/19/19	2,516,000	2,520,816
2.13% due 07/18/19	2,356,000	2,375,618
1.40% due 05/20/19	2,216,000	2,201,082
1.70% due 01/09/19	2,007,000	2,012,654
1.55% due 10/18/19	2,016,000	2,004,862
Ford Motor Credit Company LLC
2.60% due 11/04/19	3,300,000	3,338,108
2.94% due 01/08/19	3,150,000	3,204,013
2.02% due 05/03/19	3,000,000	2,986,899
2.38% due 03/12/19	2,650,000	2,663,671
1.90% due 08/12/19	1,200,000	1,189,824
General Motors Financial Company, Inc.
3.10% due 01/15/19	4,015,000	4,089,815
2.40% due 05/09/19	2,420,000	2,438,782
3.50% due 07/10/19	1,496,000	1,539,406
2.35% due 10/04/19	1,310,000	1,312,148
American Honda Finance Corp.
2.25% due 08/15/19	2,752,000	2,783,775
1.70% due 02/22/19	2,214,000	2,215,222
1.20% due 07/12/19	2,016,000	1,991,504
Costco Wholesale Corp.
1.70% due 12/15/19	3,598,000	3,604,653
Walgreens Boots Alliance, Inc.
2.70% due 11/18/19	3,448,000	3,501,358
Home Depot, Inc.
2.00% due 06/15/19	2,797,000	2,821,169
Target Corp.
2.30% due 06/26/19	2,098,000	2,130,878
Newell Brands, Inc.
2.60% due 03/29/19	1,814,000	1,841,994
CVS Health Corp.
2.25% due 08/12/19	1,797,000	1,811,119
Lowe's Companies, Inc.
4.63% due 04/15/20	1,295,000	1,388,166
Wal-Mart Stores, Inc.
4.13% due 02/01/19	1,102,000	1,159,069

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Consumer, Cyclical - 7.2% (continued)
Mattel, Inc.
2.35% due 05/06/19	$894,000	$896,815
PACCAR Financial Corp.
1.30% due 05/10/19	454,000	450,557
Walgreen Co.
5.25% due 01/15/19	275,000	291,608
Total Consumer, Cyclical		63,643,893
Industrial - 5.6%
Caterpillar Financial Services Corp.
7.15% due 02/15/19	2,747,000	3,032,397
2.10% due 06/09/19	1,699,000	1,713,985
1.35% due 05/18/19	1,412,000	1,400,536
2.25% due 12/01/19	947,000	955,720
John Deere Capital Corp.
2.30% due 09/16/19	1,495,000	1,515,316
2.25% due 04/17/19	1,299,000	1,314,324
1.95% due 01/08/19	1,211,000	1,220,646
1.25% due 10/09/19	908,000	897,157
Honeywell International, Inc.
1.40% due 10/30/19	3,322,000	3,301,932
General Electric Co.
6.00% due 08/07/19	2,740,000	3,023,171
Illinois Tool Works, Inc.
6.25% due 04/01/19	1,528,000	1,674,228
1.95% due 03/01/19[1]	1,204,000	1,215,397
L3 Technologies, Inc.
5.20% due 10/15/19	2,399,000	2,581,499
United Parcel Service, Inc.
5.13% due 04/01/19	2,095,000	2,245,297
Deere & Co.
4.38% due 10/16/19	2,004,000	2,130,890
3M Co.
1.63% due 06/15/19	2,007,000	2,018,733
Burlington Northern Santa Fe LLC
4.70% due 10/01/19	1,846,000	1,984,544
Lockheed Martin Corp.
4.25% due 11/15/19	1,744,000	1,854,759
FedEx Corp.
8.00% due 01/15/19	1,596,000	1,775,094
Arconic, Inc.
5.72% due 02/23/19	1,350,000	1,437,083
Republic Services, Inc.
5.50% due 09/15/19	1,247,000	1,354,321
Emerson Electric Co.
4.88% due 10/15/19	1,248,000	1,346,909
Northrop Grumman Corp.
5.05% due 08/01/19	1,196,000	1,286,084
Boeing Co.
6.00% due 03/15/19	1,147,000	1,246,544
Norfolk Southern Corp.
5.90% due 06/15/19	1,095,000	1,192,111
Boeing Capital Corp.
4.70% due 10/27/19	1,046,000	1,130,435
United Technologies Corp.
1.50% due 11/01/19	1,110,000	1,105,075

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Industrial - 5.6% (continued)
Roper Technologies, Inc.
6.25% due 09/01/19	$933,000	$1,026,653
Canadian National Railway Co.
5.55% due 03/01/19	901,000	965,082
Keysight Technologies, Inc.
3.30% due 10/30/19	900,000	913,312
Total Industrial		48,859,234
Technology - 5.3%
Oracle Corp.
2.25% due 10/08/19	4,748,000	4,818,664
5.00% due 07/08/19	3,897,000	4,199,466
2.38% due 01/15/19	3,700,000	3,761,901
Apple, Inc.
2.10% due 05/06/19	4,596,000	4,647,558
1.10% due 08/02/19	2,719,000	2,687,490
1.70% due 02/22/19	2,062,000	2,071,091
1.55% due 02/08/19	1,200,000	1,202,982
Microsoft Corp.
1.10% due 08/08/19	5,838,000	5,782,317
4.20% due 06/01/19	2,644,000	2,803,177
International Business Machines Corp.
8.38% due 11/01/19	1,790,000	2,098,321
1.88% due 05/15/19	1,900,000	1,911,763
1.95% due 02/12/19[1]	1,800,000	1,816,285
1.80% due 05/17/19	1,600,000	1,608,834
Xerox Corp.
5.63% due 12/15/19	1,692,000	1,823,191
2.75% due 03/15/19	525,000	528,531
CA, Inc.
5.38% due 12/01/19	1,994,000	2,165,434
Texas Instruments, Inc.
1.65% due 08/03/19	1,497,000	1,494,968
Xilinx, Inc.
2.13% due 03/15/19	908,000	910,453
Total Technology		46,332,426
Utilities - 3.0%
Dominion Resources, Inc.
2.50% due 12/01/19	1,299,000	1,314,220
5.20% due 08/15/19	1,095,000	1,174,959
1.60% due 08/15/19	905,000	894,504
Exelon Generation Company LLC
2.95% due 01/15/20	1,510,000	1,529,817
5.20% due 10/01/19	1,146,000	1,228,666
NextEra Energy Capital Holdings, Inc.
6.00% due 03/01/19	1,201,000	1,293,403
2.30% due 04/01/19	908,000	916,899
Southern Co.
1.85% due 07/01/19	2,016,000	2,010,324
Sempra Energy
9.80% due 02/15/19	894,000	1,028,456
1.63% due 10/07/19	925,000	916,895
Arizona Public Service Co.
8.75% due 03/01/19	1,502,000	1,703,321
Southern Power Co.
1.95% due 12/15/19	1,611,000	1,604,558

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Utilities - 3.0% (continued)
MidAmerican Energy Co.
2.40% due 03/15/19	$1,300,000	$1,316,427
NiSource Finance Corp.
6.80% due 01/15/19	1,147,000	1,246,615
Duke Energy Corp.
5.05% due 09/15/19	1,148,000	1,232,737
Xcel Energy, Inc.
4.70% due 05/15/20	1,123,000	1,195,121
Georgia Power Co.
4.25% due 12/01/19	1,101,000	1,166,748
Entergy Texas, Inc.
7.13% due 02/01/19	1,047,000	1,142,940
Duke Energy Progress LLC
5.30% due 01/15/19	1,059,000	1,129,102
Consumers Energy Co.
6.70% due 09/15/19	1,001,000	1,116,773
Nevada Power Co.
7.13% due 03/15/19	795,000	881,758
Total Utilities		26,044,243
Basic Materials - 2.6%
Dow Chemical Co.
8.55% due 05/15/19	5,242,000	5,986,773
LyondellBasell Industries N.V.
5.00% due 04/15/19	4,400,000	4,655,266
Rio Tinto Finance USA Ltd.
9.00% due 05/01/19	2,779,000	3,190,239
Praxair, Inc.
4.50% due 08/15/19	1,819,000	1,932,713
Newmont Mining Corp.
5.13% due 10/01/19	1,301,000	1,391,741
Potash Corporation of Saskatchewan, Inc.
6.50% due 05/15/19	1,152,000	1,252,799
Lubrizol Corp.
8.88% due 02/01/19	1,101,000	1,249,294
EI du Pont de Nemours & Co.
5.75% due 03/15/19	1,098,000	1,183,998
Monsanto Co.
2.13% due 07/15/19	1,097,000	1,100,736
Agrium, Inc.
6.75% due 01/15/19	700,000	754,814
Total Basic Materials		22,698,373
Total Corporate Bonds
(Cost $864,321,623)		867,172,149

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 0.2%
Joint Repurchase Agreements
Citigroup Global Markets, Inc.
issued 02/28/17 at 0.54%
due 03/01/17	$440,818	$440,818
BNP Paribas Securities Corp.
issued 02/28/17 at 0.53%
due 03/01/17	440,818	440,818
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 02/28/17 at 0.52%
due 03/01/17	440,818	440,818

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 0.2% (continued)
Joint Repurchase Agreements (continued)
RBC Dominion Securities, Inc.
issued 02/28/17 at 0.51%
due 03/01/17	$440,818	$440,818
J.P. Morgan Securities LLC
issued 02/28/17 at 0.52%
due 03/01/17	130,656	130,656
Total Securities Lending Collateral
(Cost $1,893,928)		1,893,928
Total Investments - 99.1%
(Cost $866,215,551)		$869,066,077
Other Assets & Liabilities, net - 0.9%		8,018,933
Total Net Assets - 100.0%		$877,085,010

††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at February 28, 2017 — See Note 4.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $2,825,521 (cost $2,822,265), or 0.3% of total net assets.

3	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2019.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2017 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$867,172,149	$—	$867,172,149
Securities Lending Collateral	—	1,893,928	—	1,893,928
Total	$—	$869,066,077	$—	$869,066,077

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2017, there were no transfers between levels.

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 99.1%
Financial - 37.9%
JPMorgan Chase & Co.
2.25% due 01/23/20	7,671,000	$7,714,381
4.25% due 10/15/20	6,000,000	6,408,696
4.40% due 07/22/20	5,153,000	5,518,518
2.55% due 10/29/20	5,153,000	5,199,279
2.75% due 06/23/20	4,647,000	4,731,115
4.95% due 03/25/20	3,091,000	3,347,176
Morgan Stanley
2.80% due 06/16/20	5,232,000	5,312,065
2.65% due 01/27/20	4,994,000	5,054,248
5.50% due 01/26/20	4,250,000	4,629,274
5.50% due 07/24/20	3,750,000	4,117,084
Goldman Sachs Group, Inc.
5.38% due 03/15/20	5,572,000	6,052,273
6.00% due 06/15/20	4,087,000	4,542,590
2.75% due 09/15/20	3,997,000	4,036,758
2.60% due 04/23/20	3,470,000	3,496,802
Bank of America Corp.
5.63% due 07/01/20	6,200,000	6,839,623
2.25% due 04/21/20	4,397,000	4,406,563
2.63% due 10/19/20	4,210,000	4,245,069
2.15% due 11/09/20	2,018,000	2,003,220
Wells Fargo & Co.
2.60% due 07/22/20	5,341,000	5,409,787
2.55% due 12/07/20	4,451,000	4,477,657
2.15% due 01/30/20	3,820,000	3,836,831
GE Capital International Funding Company Unlimited Co.
2.34% due 11/15/20	12,600,000	12,711,497
Citigroup, Inc.
2.65% due 10/26/20	5,540,000	5,580,425
2.40% due 02/18/20	3,814,000	3,826,331
5.38% due 08/09/20	2,044,000	2,238,155
Royal Bank of Canada
1.88% due 02/05/20	6,274,000	6,227,008
2.35% due 10/30/20	3,388,000	3,404,574
2.15% due 03/06/20	1,428,000	1,431,046
Visa, Inc.
2.20% due 12/14/20	8,675,000	8,750,793
HSBC USA, Inc.
2.75% due 08/07/20	3,300,000	3,337,221
2.35% due 03/05/20	2,751,000	2,752,001
5.00% due 09/27/20	1,950,000	2,087,266
Bank of New York Mellon Corp.
2.15% due 02/24/20	2,706,000	2,721,825
2.60% due 08/17/20	2,423,000	2,456,413
2.45% due 11/27/20	1,451,000	1,459,916
4.60% due 01/15/20	948,000	1,016,815
American Express Credit Corp.
2.38% due 05/26/20	3,836,000	3,856,101
2.60% due 09/14/20	2,909,000	2,943,748
Toronto-Dominion Bank
2.50% due 12/14/20	6,679,000	6,730,922
Credit Suisse AG NY
5.40% due 01/14/20	2,855,000	3,072,622
4.38% due 08/05/20	2,250,000	2,387,869

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Financial - 37.9% (continued)
Barclays Bank plc
5.14% due 10/14/20	$2,600,000	$2,778,207
5.13% due 01/08/20	1,500,000	1,600,805
Sumitomo Mitsui Banking Corp.
2.45% due 10/20/20	2,100,000	2,093,622
2.45% due 01/16/20	2,000,000	2,007,414
Lloyds Bank plc
2.70% due 08/17/20	2,000,000	2,028,714
2.40% due 03/17/20	2,000,000	2,007,614
PNC Financial Services Group, Inc.
4.38% due 08/11/20	1,855,000	1,982,353
5.13% due 02/08/20	1,767,000	1,910,927
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.63% due 10/30/20	1,950,000	2,085,291
4.25% due 07/01/20	1,500,000	1,581,045
Simon Property Group, LP
4.38% due 03/01/21	2,400,000	2,571,401
2.50% due 09/01/20	1,081,000	1,090,943
Nomura Holdings, Inc.
6.70% due 03/04/20	3,275,000	3,659,165
HCP, Inc.
5.38% due 02/01/21	1,855,000	2,027,706
2.63% due 02/01/20	1,547,000	1,558,149
American International Group, Inc.
6.40% due 12/15/20	1,905,000	2,167,446
3.38% due 08/15/20	1,259,000	1,299,965
Chubb INA Holdings, Inc.
2.30% due 11/03/20	3,395,000	3,412,148
Discover Bank/Greenwood DE
3.10% due 06/04/20	2,500,000	2,547,408
7.00% due 04/15/20	750,000	835,107
UBS AG/Stamford CT
4.88% due 08/04/20	3,100,000	3,344,308
American Tower Corp.
2.80% due 06/01/20	1,651,000	1,658,875
5.05% due 09/01/20	1,330,000	1,431,071
International Lease Finance Corp.
8.25% due 12/15/20	2,564,000	3,061,442
Prudential Financial, Inc.
5.38% due 06/21/20	1,732,000	1,898,452
4.50% due 11/15/20	971,000	1,043,648
PNC Bank North America
2.60% due 07/21/20	1,600,000	1,621,114
2.45% due 11/05/20	1,200,000	1,210,291
US Bancorp
2.35% due 01/29/21	2,611,000	2,617,624
Deutsche Bank AG
2.95% due 08/20/20	2,423,000	2,421,161
Svenska Handelsbanken AB
2.40% due 10/01/20	2,400,000	2,399,376
State Street Corp.
2.55% due 08/18/20	2,350,000	2,387,584

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Financial - 37.9% (continued)
Fifth Third Bancorp
2.88% due 07/27/20	$2,337,000	$2,382,221
HSBC Bank USA North America
4.88% due 08/24/20	2,200,000	2,352,398
Santander Holdings USA, Inc.
2.65% due 04/17/20	2,031,000	2,026,956
Berkshire Hathaway Finance Corp.
2.90% due 10/15/20	1,909,000	1,973,406
Bank of Nova Scotia
2.35% due 10/21/20	1,937,000	1,939,394
BB&T Corp.
2.63% due 06/29/20	1,905,000	1,932,611
KeyCorp
2.90% due 09/15/20	1,877,000	1,913,305
Santander UK plc
2.38% due 03/16/20	1,882,000	1,883,423
Santander UK Group Holdings plc
2.88% due 10/16/20	1,852,000	1,860,062
Banco Bilbao Vizcaya Argentaria S.A.
3.00% due 10/20/20	1,750,000	1,773,123
Lazard Group LLC
4.25% due 11/14/20	1,683,000	1,769,459
Boston Properties, LP
5.63% due 11/15/20	1,569,000	1,735,725
Prologis, LP
3.35% due 02/01/21	1,682,000	1,735,669
Charles Schwab Corp.
4.45% due 07/22/20	1,569,000	1,685,093
Aon Corp.
5.00% due 09/30/20	1,529,000	1,657,799
ERP Operating, LP
4.75% due 07/15/20	1,477,000	1,584,428
Barclays plc
2.88% due 06/08/20	1,500,000	1,506,393
Northern Trust Corp.
3.45% due 11/04/20	1,377,000	1,436,967
Synchrony Financial
2.70% due 02/03/20	1,417,000	1,425,863
MUFG Americas Holdings Corp.
2.25% due 02/10/20	1,427,000	1,422,669
Capital One North America/Mclean VA
2.35% due 01/31/20	1,400,000	1,404,171
Nasdaq, Inc.
5.55% due 01/15/20	1,205,000	1,306,942
Manulife Financial Corp.
4.90% due 09/17/20	1,147,000	1,235,613
Weyerhaeuser Co.
4.70% due 03/15/21	1,051,000	1,122,363
Air Lease Corp.
2.13% due 01/15/20	1,105,000	1,094,214
Travelers Companies, Inc.
3.90% due 11/01/20	999,000	1,057,413
Huntington National Bank
2.88% due 08/20/20	1,000,000	1,016,079

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Financial - 37.9% (continued)
First Horizon National Corp.
3.50% due 12/15/20	$964,000	$987,639
Aflac, Inc.
2.40% due 03/16/20	964,000	976,584
Ventas Realty Limited Partnership / Ventas Capital Corp.
2.70% due 04/01/20	906,000	914,726
Ameriprise Financial, Inc.
5.30% due 03/15/20	669,000	728,827
Hartford Financial Services Group, Inc.
5.50% due 03/30/20	569,000	621,376
Marsh & McLennan Companies, Inc.
2.35% due 03/06/20	529,000	531,303
CNA Financial Corp.
5.88% due 08/15/20	470,000	523,870
AEGON Funding Company LLC
5.75% due 12/15/20	470,000	520,807
Digital Realty Trust, LP
3.40% due 10/01/20	151,000	154,630
Total Financial		296,905,454
Consumer, Non-cyclical - 19.2%
Coca-Cola Co.
2.45% due 11/01/20	3,209,000	3,270,108
1.88% due 10/27/20	3,209,000	3,212,199
3.15% due 11/15/20	2,212,000	2,309,877
Medtronic, Inc.
2.50% due 03/15/20	5,122,000	5,202,334
4.13% due 03/15/21	1,583,000	1,688,926
4.45% due 03/15/20	1,552,000	1,653,656
PepsiCo, Inc.
2.15% due 10/14/20	2,437,000	2,453,028
1.85% due 04/30/20	1,937,000	1,934,728
3.13% due 11/01/20	1,855,000	1,932,357
4.50% due 01/15/20	1,789,000	1,923,322
AbbVie, Inc.
2.50% due 05/14/20	7,719,000	7,770,091
Actavis Funding SCS
3.00% due 03/12/20	7,361,000	7,503,266
Anheuser-Busch InBev Worldwide, Inc.
5.38% due 01/15/20	4,767,000	5,211,151
5.00% due 04/15/20	2,057,000	2,229,457
HCA, Inc.
6.50% due 02/15/20	6,104,000	6,716,170
Merck & Company, Inc.
1.85% due 02/10/20	2,693,000	2,702,768
3.88% due 01/15/21	2,417,000	2,571,454
Gilead Sciences, Inc.
2.55% due 09/01/20	4,131,000	4,175,267
2.35% due 02/01/20	949,000	958,053
Kraft Heinz Foods Co.
2.80% due 07/02/20	3,109,000	3,145,742
5.38% due 02/10/20	1,814,000	1,970,641

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Consumer, Non-cyclical - 19.2% (continued)
Celgene Corp.
2.88% due 08/15/20	$3,042,000	$3,091,950
3.95% due 10/15/20	1,427,000	1,500,266
Amgen, Inc.
3.45% due 10/01/20	2,057,000	2,145,029
2.13% due 05/01/20	1,427,000	1,427,875
AstraZeneca plc
2.38% due 11/16/20	3,309,000	3,317,094
Abbott Laboratories
4.13% due 05/27/20	1,625,000	1,716,580
2.00% due 03/15/20	1,552,000	1,541,433
Boston Scientific Corp.
6.00% due 01/15/20	1,679,000	1,848,638
2.85% due 05/15/20	1,361,000	1,381,186
Biogen, Inc.
2.90% due 09/15/20	3,159,000	3,220,585
Reynolds American, Inc.
6.88% due 05/01/20	1,467,000	1,662,068
3.25% due 06/12/20	1,451,000	1,488,582
Kroger Co.
6.15% due 01/15/20	1,533,000	1,697,633
3.30% due 01/15/21	1,392,000	1,433,007
Zimmer Biomet Holdings, Inc.
2.70% due 04/01/20	3,041,000	3,063,525
UnitedHealth Group, Inc.
2.70% due 07/15/20	2,291,000	2,344,534
Philip Morris International, Inc.
4.50% due 03/26/20	2,167,000	2,325,413
Laboratory Corporation of America Holdings
4.63% due 11/15/20	1,272,000	1,355,097
2.63% due 02/01/20	948,000	953,442
Novartis Capital Corp.
4.40% due 04/24/20	2,069,000	2,224,609
Kellogg Co.
4.00% due 12/15/20	1,877,000	1,986,908
Automatic Data Processing, Inc.
2.25% due 09/15/20	1,937,000	1,956,696
Baxalta, Inc.
2.88% due 06/23/20	1,895,000	1,917,321
Aetna, Inc.
3.95% due 09/01/20	1,736,000	1,830,381
Johnson & Johnson
2.95% due 09/01/20	1,625,000	1,690,284
Anthem, Inc.
4.35% due 08/15/20	1,499,000	1,591,136
Life Technologies Corp.
6.00% due 03/01/20	1,398,000	1,531,120
Becton Dickinson and Co.
3.25% due 11/12/20	1,449,000	1,495,743
S&P Global, Inc.
3.30% due 08/14/20	1,451,000	1,484,579
Mead Johnson Nutrition Co.
3.00% due 11/15/20	1,451,000	1,482,194
Sysco Corp.
2.60% due 10/01/20	1,450,000	1,466,152

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Consumer, Non-cyclical - 19.2% (continued)
Diageo Capital plc
4.83% due 07/15/20	$1,331,000	$1,443,971
Covidien International Finance S.A.
4.20% due 06/15/20	1,353,000	1,438,746
Quest Diagnostics, Inc.
4.75% due 01/30/20	1,309,000	1,401,025
Block Financial LLC
4.13% due 10/01/20	1,365,000	1,394,275
Allergan Incorporated/United States
3.38% due 09/15/20	1,334,000	1,369,399
McKesson Corp.
4.75% due 03/01/21	1,251,000	1,348,837
Mondelez International, Inc.
5.38% due 02/10/20	1,105,000	1,197,402
CR Bard, Inc.
4.40% due 01/15/21	1,055,000	1,135,711
Moody's Corp.
5.50% due 09/01/20	1,017,000	1,114,648
Estee Lauder Companies, Inc.
1.80% due 02/07/20	1,100,000	1,100,787
Coca-Cola European Partners US LLC
3.50% due 09/15/20	1,000,000	1,035,709
Cardinal Health, Inc.
4.63% due 12/15/20	956,000	1,030,748
Stryker Corp.
4.38% due 01/15/20	953,000	1,013,568
Unilever Capital Corp.
2.10% due 07/30/20	1,000,000	1,003,323
Zoetis, Inc.
3.45% due 11/13/20	964,000	994,337
Danaher Corp.
2.40% due 09/15/20	964,000	974,445
Medco Health Solutions, Inc.
4.13% due 09/15/20	884,000	928,279
St. Jude Medical LLC
2.80% due 09/15/20	913,000	919,647
Bunge Limited Finance Corp.
3.50% due 11/24/20	729,000	743,092
Total Consumer, Non-cyclical		150,293,604
Energy - 10.1%
BP Capital Markets plc
2.32% due 02/13/20	3,401,000	3,421,583
4.50% due 10/01/20	3,019,000	3,246,424
2.52% due 01/15/20	2,759,000	2,791,382
Shell International Finance BV
2.13% due 05/11/20	4,129,000	4,144,162
4.38% due 03/25/20	2,547,000	2,722,868
2.25% due 11/10/20	2,423,000	2,432,896
Chevron Corp.
1.96% due 03/03/20	3,527,000	3,532,008
2.43% due 06/24/20	2,771,000	2,806,089
2.42% due 11/17/20	2,523,000	2,550,574

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Energy - 10.1% (continued)
Williams Partners, LP
5.25% due 03/15/20	$3,129,000	$3,390,278
4.13% due 11/15/20	1,427,000	1,500,111
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	4,100,000	4,459,897
Kinder Morgan Energy Partners, LP
6.85% due 02/15/20	1,440,000	1,613,235
5.30% due 09/15/20	1,210,000	1,315,824
6.50% due 04/01/20	1,083,000	1,206,538
ConocoPhillips Co.
6.00% due 01/15/20	2,069,000	2,289,586
2.20% due 05/15/20	1,181,000	1,184,558
Enterprise Products Operating LLC
5.20% due 09/01/20	1,912,000	2,090,927
5.25% due 01/31/20	1,163,000	1,259,151
Exxon Mobil Corp.
1.91% due 03/06/20	3,167,000	3,171,047
Occidental Petroleum Corp.
4.10% due 02/01/21	2,707,000	2,881,578
Total Capital S.A.
4.45% due 06/24/20	2,497,000	2,689,062
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
5.00% due 02/01/21[1]	1,273,000	1,373,305
5.75% due 01/15/20	1,147,000	1,245,423
Enbridge Energy Partners, LP
5.20% due 03/15/20	1,165,000	1,253,943
4.38% due 10/15/20	964,000	1,017,483
Energy Transfer Partners, LP
4.15% due 10/01/20	2,091,000	2,179,410
TransCanada PipeLines Ltd.
3.80% due 10/01/20	1,957,000	2,051,922
EOG Resources, Inc.
4.40% due 06/01/20	1,053,000	1,120,344
2.45% due 04/01/20	873,000	880,757
Valero Energy Corp.
6.13% due 02/01/20	1,685,000	1,867,126
Marathon Petroleum Corp.
3.40% due 12/15/20	1,651,000	1,690,730
Nabors Industries, Inc.
5.00% due 09/15/20	1,549,000	1,621,788
Columbia Pipeline Group, Inc.
3.30% due 06/01/20	1,550,000	1,581,409
Buckeye Partners, LP
4.88% due 02/01/21	1,262,000	1,344,560
Marathon Oil Corp.
2.70% due 06/01/20	1,266,000	1,266,918
Apache Corp.
3.63% due 02/01/21	1,058,000	1,092,958
Pioneer Natural Resources Co.
3.45% due 01/15/21	964,000	991,572
Total Energy		79,279,426
Communications - 9.4%
Verizon Communications, Inc.
4.50% due 09/15/20	8,904,000	9,509,364
2.95% due 03/15/22[2]	6,771,000	6,777,047

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Communications - 9.4% (continued)
AT&T, Inc.
2.45% due 06/30/20	$6,263,000	$6,283,117
5.20% due 03/15/20	3,099,000	3,354,788
4.60% due 02/15/21	1,957,000	2,083,070
Cisco Systems, Inc.
4.45% due 01/15/20	5,199,000	5,573,801
2.45% due 06/15/20	3,025,000	3,078,794
Time Warner Cable LLC
5.00% due 02/01/20	3,023,000	3,227,845
4.13% due 02/15/21	1,527,000	1,589,190
NBCUniversal Media LLC
5.15% due 04/30/20	4,185,000	4,585,400
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58% due 07/23/20	4,140,000	4,261,385
Comcast Corp.
5.15% due 03/01/20	3,081,000	3,362,292
Telefonica Emisiones SAU
5.13% due 04/27/20	3,020,000	3,242,550
Time Warner, Inc.
4.88% due 03/15/20	2,995,000	3,215,636
Discovery Communications LLC
5.05% due 06/01/20	2,731,000	2,947,792
Omnicom Group, Inc.
4.45% due 08/15/20	2,179,000	2,331,101
Symantec Corp.
4.20% due 09/15/20	1,725,000	1,784,837
Walt Disney Co.
2.15% due 09/17/20	1,451,000	1,463,390
Expedia, Inc.
5.95% due 08/15/20	1,297,000	1,428,548
CBS Corp.
5.75% due 04/15/20	1,255,000	1,382,150
Scripps Networks Interactive, Inc.
2.80% due 06/15/20	1,320,000	1,333,013
eBay, Inc.
3.25% due 10/15/20	949,000	978,264
Total Communications		73,793,374
Consumer, Cyclical - 7.1%
Ford Motor Credit Company LLC
2.68% due 01/09/20	3,000,000	3,034,339
8.13% due 01/15/20	2,400,000	2,773,522
3.16% due 08/04/20	2,700,000	2,752,450
2.46% due 03/27/20	1,050,000	1,046,601
General Motors Financial Company, Inc.
3.20% due 07/13/20	2,777,000	2,833,874
3.15% due 01/15/20	2,021,000	2,061,945
3.70% due 11/24/20	1,751,000	1,813,873
Wal-Mart Stores, Inc.
3.25% due 10/25/20	3,729,000	3,908,801
3.63% due 07/08/20	2,341,000	2,476,324
CVS Health Corp.
2.80% due 07/20/20	5,770,000	5,872,354

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Consumer, Cyclical - 7.1% (continued)
McDonald's Corp.
2.75% due 12/09/20	$2,053,000	$2,090,808
2.20% due 05/26/20	2,017,000	2,023,902
Toyota Motor Credit Corp.
2.15% due 03/12/20	2,200,000	2,213,037
4.50% due 06/17/20	1,205,000	1,300,009
American Honda Finance Corp.
2.45% due 09/24/20	2,423,000	2,452,888
Target Corp.
3.88% due 07/15/20	2,081,000	2,204,043
DR Horton, Inc.
4.00% due 02/15/20	1,600,000	1,668,000
Lear Corp.
5.25% due 01/15/25	1,479,000	1,582,530
Best Buy Company, Inc.
5.50% due 03/15/21[1]	1,332,000	1,447,816
Carnival Corp.
3.95% due 10/15/20	1,247,000	1,316,832
Southwest Airlines Co.
2.65% due 11/05/20	1,213,000	1,227,011
Nordstrom, Inc.
4.75% due 05/01/20	1,117,000	1,191,273
Macy's Retail Holdings, Inc.
3.45% due 01/15/21	1,165,000	1,174,813
Home Depot, Inc.
3.95% due 09/15/20	1,069,000	1,138,243
Johnson Controls, Inc.
5.00% due 03/30/20	1,005,000	1,082,075
AutoZone, Inc.
4.00% due 11/15/20	971,000	1,021,903
Costco Wholesale Corp.
1.75% due 02/15/20	948,000	947,473
O'Reilly Automotive, Inc.
4.88% due 01/14/21	669,000	722,041
Total Consumer, Cyclical		55,378,780
Technology - 6.4%
Microsoft Corp.
2.00% due 11/03/20	4,451,000	4,474,523
1.85% due 02/06/20	3,200,000	3,214,733
1.85% due 02/12/20	3,033,000	3,046,315
3.00% due 10/01/20	2,435,000	2,527,170
Hewlett Packard Enterprise Co.
3.60% due 10/15/20	6,527,000	6,704,071
Apple, Inc.
2.00% due 05/06/20	3,343,000	3,357,234
1.55% due 02/07/20[1]	2,396,000	2,379,463
Fidelity National Information Services, Inc.
3.63% due 10/15/20	3,689,000	3,829,300
Intel Corp.
2.45% due 07/29/20	3,391,000	3,453,764
QUALCOMM, Inc.
2.25% due 05/20/20	3,365,000	3,381,128
International Business Machines Corp.
1.63% due 05/15/20	2,600,000	2,578,103

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Technology - 6.4% (continued)
Oracle Corp.
3.88% due 07/15/20	$2,111,000	$2,243,716
Adobe Systems, Inc.
4.75% due 02/01/20	2,037,000	2,200,013
HP, Inc.
3.75% due 12/01/20	1,770,000	1,842,349
Fiserv, Inc.
2.70% due 06/01/20	1,783,000	1,805,703
Applied Materials, Inc.
2.63% due 10/01/20	1,436,000	1,460,970
Lam Research Corp.
2.75% due 03/15/20	1,059,000	1,069,582
Texas Instruments, Inc.
1.75% due 05/01/20	949,000	942,455
Total Technology		50,510,592
Industrial - 5.4%
General Electric Capital Corp.
5.50% due 01/08/20	2,955,000	3,256,750
4.38% due 09/16/20	2,666,000	2,877,539
5.55% due 05/04/20	1,718,000	1,913,965
Caterpillar Financial Services Corp.
2.10% due 01/10/20	2,009,000	2,018,201
2.00% due 03/05/20	1,055,000	1,050,802
L3 Technologies, Inc.
4.75% due 07/15/20	1,583,000	1,698,519
4.95% due 02/15/21	1,146,000	1,235,677
Raytheon Co.
3.13% due 10/15/20	1,807,000	1,872,262
4.40% due 02/15/20	969,000	1,037,177
John Deere Capital Corp.
2.05% due 03/10/20	1,337,000	1,336,711
1.70% due 01/15/20	808,000	802,001
2.38% due 07/14/20	680,000	685,464
Lockheed Martin Corp.
2.50% due 11/23/20	2,521,000	2,548,682
United Technologies Corp.
4.50% due 04/15/20	2,345,000	2,529,080
General Electric Co.
2.20% due 01/09/20	2,298,000	2,328,471
Arconic, Inc.
6.15% due 08/15/20	2,033,000	2,233,759
Republic Services, Inc.
5.00% due 03/01/20	1,809,000	1,962,636
Boeing Co.
4.88% due 02/15/20	1,487,000	1,619,712
Roper Technologies, Inc.
3.00% due 12/15/20	1,228,000	1,253,195
Waste Management, Inc.
4.75% due 06/30/20	1,153,000	1,246,941
Masco Corp.
7.13% due 03/15/20[1]	1,005,000	1,147,409
Union Pacific Corp.
4.00% due 02/01/21	1,053,000	1,118,732
Precision Castparts Corp.
2.25% due 06/15/20	1,057,000	1,064,249

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Industrial - 5.4% (continued)
CSX Corp.
3.70% due 10/30/20	$953,000	$998,233
Agilent Technologies, Inc.
5.00% due 07/15/20	821,000	889,305
3M Co.
2.00% due 08/07/20	879,000	886,391
Johnson Controls International plc
5.00% due 03/30/20	764,000	822,593
Total Industrial		42,434,456
Utilities - 2.0%
Exelon Corp.
2.85% due 06/15/20	1,733,000	1,759,343
Pacific Gas & Electric Co.
3.50% due 10/01/20	1,548,000	1,610,788
Dominion Gas Holdings LLC
2.80% due 11/15/20	1,565,000	1,588,311
Exelon Generation Company LLC
4.00% due 10/01/20	1,420,000	1,478,180
Constellation Energy Group, Inc.
5.15% due 12/01/20	1,267,000	1,370,522
CenterPoint Energy Resources Corp.
4.50% due 01/15/21	1,201,000	1,270,537
Southern Co.
2.75% due 06/15/20	1,142,000	1,154,708
Duke Energy Indiana LLC
3.75% due 07/15/20	1,071,000	1,126,095
Sempra Energy
2.40% due 03/15/20	1,097,000	1,100,349
Progress Energy, Inc.
4.40% due 01/15/21	1,023,000	1,090,847
NiSource Finance Corp.
5.45% due 09/15/20	910,000	999,674
Commonwealth Edison Co.
4.00% due 08/01/20	760,000	800,802
Total Utilities		15,350,156
Basic Materials - 1.6%
Freeport-McMoRan, Inc.
3.10% due 03/15/20	1,965,000	1,935,525
6.50% due 11/15/20[2]	1,165,000	1,202,863

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Basic Materials - 1.6% (continued)
Dow Chemical Co.
4.25% due 11/15/20	$2,941,000	$3,134,196
EI du Pont de Nemours & Co.
4.63% due 01/15/20	1,909,000	2,045,230
Eastman Chemical Co.
2.70% due 01/15/20	1,630,000	1,655,130
Potash Corporation of Saskatchewan, Inc.
4.88% due 03/30/20	1,109,000	1,180,461
Rio Tinto Finance USA Ltd.
3.50% due 11/02/20	776,000	809,714
PPG Industries, Inc.
3.60% due 11/15/20	639,000	670,189
Total Basic Materials		12,633,308
Total Corporate Bonds
(Cost $773,267,675)		776,579,150
SECURITIES LENDING COLLATERAL††,3 - 0.4%
Joint Repurchase Agreements
Citigroup Global Markets, Inc.
issued 02/28/17 at 0.54%
due 03/01/17	778,714	778,714
BNP Paribas Securities Corp.
issued 02/28/17 at 0.53%
due 03/01/17	778,714	778,714
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 02/28/17 at 0.52%
due 03/01/17	778,714	778,714
RBC Dominion Securities, Inc.
issued 02/28/17 at 0.51%
due 03/01/17	778,714	778,714
J.P. Morgan Securities LLC
issued 02/28/17 at 0.52%
due 03/01/17	230,800	230,800
Total Securities Lending Collateral
(Cost $3,345,656)		3,345,656
Total Investments - 99.5%
(Cost $776,613,331)		$779,924,806
Other Assets & Liabilities, net - 0.5%		4,336,858
Total Net Assets - 100.0%		$784,261,664

††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at February 28, 2017 — See Note 4.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $7,979,910 (cost $7,625,211), or 1.1% of total net assets.

3	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2020.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2017 (See Note 2 in the Notes to Schedule of Investments):

Other Information (unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$776,579,150	$—	$776,579,150
Securities Lending Collateral	—	3,345,656	—	3,345,656
Total	$—	$779,924,806	$—	$779,924,806

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2017, there were no transfers between levels.

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.9%
Financial - 40.2%
JPMorgan Chase & Co.
4.35% due 08/15/21	4,380,000	$4,700,809
2.30% due 08/15/21	4,749,000	4,698,537
2.55% due 03/01/21	3,519,000	3,532,805
4.63% due 05/10/21	3,040,000	3,289,067
2.40% due 06/07/21[1]	2,011,000	2,003,207
Morgan Stanley
2.63% due 11/17/21	4,926,000	4,903,241
5.75% due 01/25/21	3,899,000	4,351,619
5.50% due 07/28/21	3,732,000	4,154,675
2.50% due 04/21/21	3,619,000	3,606,388
Wells Fargo & Co.
2.10% due 07/26/21	4,424,000	4,337,560
2.50% due 03/04/21	4,021,000	4,029,710
4.60% due 04/01/21	3,487,000	3,765,611
3.00% due 01/22/21	2,248,000	2,293,171
Goldman Sachs Group, Inc.
5.25% due 07/27/21	5,788,000	6,374,717
2.35% due 11/15/21	3,417,000	3,350,642
2.63% due 04/25/21	2,313,000	2,316,488
2.88% due 02/25/21	1,659,000	1,677,017
HSBC Holdings plc
3.40% due 03/08/21	4,200,000	4,307,659
5.10% due 04/05/21	3,634,000	3,958,149
2.95% due 05/25/21[1]	3,600,000	3,631,097
Citigroup, Inc.
2.90% due 12/08/21	4,021,000	4,036,883
2.70% due 03/30/21	3,820,000	3,831,972
2.35% due 08/02/21	2,313,000	2,282,397
Bank of America Corp.
5.00% due 05/13/21	2,840,000	3,094,490
2.63% due 04/19/21	2,915,000	2,920,227
5.88% due 01/05/21	2,155,000	2,414,225
Sumitomo Mitsui Financial Group, Inc.
2.06% due 07/14/21	3,217,000	3,137,115
2.93% due 03/09/21	2,513,000	2,539,236
2.44% due 10/19/21	2,011,000	1,985,114
Mitsubishi UFJ Financial Group, Inc.
2.95% due 03/01/21	4,500,000	4,551,053
2.19% due 09/13/21	2,500,000	2,439,200
Bank of New York Mellon Corp.
3.55% due 09/23/21	2,055,000	2,147,338
2.05% due 05/03/21	2,111,000	2,080,498
2.50% due 04/15/21	1,508,000	1,513,562
4.15% due 02/01/21	297,000	315,764
Bank of Nova Scotia
2.45% due 03/22/21	2,211,000	2,213,808
2.80% due 07/21/21	1,740,000	1,765,411
4.38% due 01/13/21	1,600,000	1,714,997
Cooperatieve Rabobank UA
2.50% due 01/19/21	3,150,000	3,152,306
4.50% due 01/11/21	2,298,000	2,474,183
US Bancorp
2.35% due 01/29/21	4,215,000	4,225,694
4.13% due 05/24/21	941,000	1,010,107

	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Financial - 40.2% (continued)
HSBC Finance Corp.
6.68% due 01/15/21	$4,231,000	$4,798,944
BNP Paribas S.A.
5.00% due 01/15/21	4,181,000	4,530,569
Toronto-Dominion Bank
2.13% due 04/07/21	2,513,000	2,489,084
1.80% due 07/13/21	2,011,000	1,963,884
Barclays plc
3.25% due 01/12/21	2,500,000	2,527,463
3.20% due 08/10/21	1,900,000	1,913,682
Santander UK Group Holdings plc
2.88% due 08/05/21	2,100,000	2,080,579
3.13% due 01/08/21	1,910,000	1,925,024
Deutsche Bank AG
3.38% due 05/12/21	2,111,000	2,124,244
3.13% due 01/13/21[1]	1,508,000	1,507,162
Svenska Handelsbanken AB
2.45% due 03/30/21	2,200,000	2,195,400
1.88% due 09/07/21	1,200,000	1,165,985
Simon Property Group, LP
3.38% due 03/15/22	1,349,000	1,396,132
2.50% due 07/15/21	1,005,000	1,007,991
4.13% due 12/01/21	846,000	902,641
Fifth Third Bank/Cincinnati OH
2.25% due 06/14/21	1,900,000	1,883,607
2.88% due 10/01/21	1,227,000	1,245,430
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50% due 05/15/21	1,600,000	1,697,328
5.00% due 10/01/21	1,200,000	1,301,232
American Tower Corp.
3.30% due 02/15/21	1,005,000	1,022,288
3.45% due 09/15/21	994,000	1,014,540
5.90% due 11/01/21	850,000	954,623
PNC Bank North America
2.15% due 04/29/21	2,000,000	1,985,668
2.55% due 12/09/21	1,000,000	1,002,074
Skandinaviska Enskilda Banken AB
2.63% due 03/15/21	1,800,000	1,810,526
1.88% due 09/13/21	1,200,000	1,165,999
Capital One North America/Mclean VA
2.95% due 07/23/21	1,750,000	1,773,807
2.25% due 09/13/21	1,200,000	1,179,635
Bank of Montreal
1.90% due 08/27/21	2,915,000	2,848,098
Credit Suisse AG NY
3.00% due 10/29/21	2,750,000	2,782,142
BPCE S.A.
2.75% due 12/02/21	1,700,000	1,692,119
2.65% due 02/03/21	1,000,000	998,013
Air Lease Corp.
3.38% due 06/01/21[1]	1,105,000	1,131,208
3.88% due 04/01/21	750,000	781,875
3.75% due 02/01/22	747,000	772,286

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Financial - 40.2% (continued)
Berkshire Hathaway, Inc.
3.75% due 08/15/21	$1,244,000	$1,321,250
2.20% due 03/15/21	1,207,000	1,213,305
American Express Credit Corp.
2.25% due 05/05/21	2,513,000	2,496,990
Crown Castle International Corp.
3.40% due 02/15/21	1,307,000	1,334,408
2.25% due 09/01/21	1,005,000	979,273
MetLife, Inc.
4.75% due 02/08/21	2,100,000	2,281,820
Capital One Financial Corp.
4.75% due 07/15/21	2,096,000	2,273,493
State Street Corp.
4.38% due 03/07/21	1,094,000	1,175,566
1.95% due 05/19/21	1,005,000	989,199
American International Group, Inc.
3.30% due 03/01/21	2,011,000	2,064,187
Mizuho Financial Group, Inc.
2.27% due 09/13/21	2,100,000	2,054,333
Ventas Realty, LP / Ventas Capital Corp.
4.25% due 03/01/22	1,189,000	1,257,364
4.75% due 06/01/21	693,000	745,635
Marsh & McLennan Cos., Inc.
2.75% due 01/30/22	1,005,000	1,011,915
4.80% due 07/15/21	793,000	863,193
Lloyds Bank plc
6.38% due 01/21/21	1,594,000	1,814,855
BB&T Corp.
2.05% due 05/10/21	1,809,000	1,789,099
Royal Bank of Canada
2.50% due 01/19/21	1,709,000	1,725,179
ERP Operating, LP
4.63% due 12/15/21	1,508,000	1,638,012
Huntington Bancshares, Inc.
3.15% due 03/14/21	1,507,000	1,536,456
KeyCorp
5.10% due 03/24/21	1,396,000	1,530,056
SunTrust Banks, Inc.
2.90% due 03/03/21	1,506,000	1,527,906
Citizens Bank North America/Providence RI
2.55% due 05/13/21	1,500,000	1,498,598
Welltower, Inc.
5.25% due 01/15/22	1,296,000	1,431,630
Lloyds Banking Group plc
3.10% due 07/06/21	1,400,000	1,417,286
Jefferies Group LLC
6.88% due 04/15/21	1,195,000	1,359,979
Berkshire Hathaway Finance Corp.
4.25% due 01/15/21	1,242,000	1,341,088
Regions Financial Corp.
3.20% due 02/08/21	1,307,000	1,333,784
Willis Towers Watson plc
5.75% due 03/15/21	1,204,000	1,324,792

	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Financial - 40.2% (continued)
Boston Properties, LP
4.13% due 05/15/21	$1,097,000	$1,161,517
Progressive Corp.
3.75% due 08/23/21	1,048,000	1,111,073
Synchrony Financial
3.75% due 08/15/21	998,000	1,029,777
Branch Banking & Trust Co.
2.85% due 04/01/21	1,000,000	1,017,532
Northern Trust Corp.
3.38% due 08/23/21	976,000	1,016,721
Discover Bank/Greenwood DE
3.20% due 08/09/21	1,000,000	1,012,814
Mastercard, Inc.
2.00% due 11/21/21	1,005,000	999,460
BlackRock, Inc.
4.25% due 05/24/21	842,000	906,894
KeyBank North America/Cleveland OH
2.50% due 11/22/21	700,000	697,367
International Lease Finance Corp.
4.63% due 04/15/21	595,000	634,080
Kimco Realty Corp.
3.20% due 05/01/21	496,000	505,041
Total Financial		246,121,958
Consumer, Non-cyclical - 14.7%
Anheuser-Busch InBev Finance, Inc.
2.65% due 02/01/21	11,058,000	11,191,548
Amgen, Inc.
3.88% due 11/15/21	2,687,000	2,839,388
4.10% due 06/15/21	1,296,000	1,373,547
1.85% due 08/19/21	1,105,000	1,070,068
Shire Acquisitions Investments Ireland DAC
2.40% due 09/23/21	4,825,000	4,734,536
UnitedHealth Group, Inc.
3.38% due 11/15/21	1,096,000	1,139,879
2.88% due 12/15/21	1,090,000	1,110,013
2.88% due 03/15/22	1,070,000	1,090,389
2.13% due 03/15/21	1,005,000	997,641
Gilead Sciences, Inc.
4.40% due 12/01/21	2,038,000	2,200,459
4.50% due 04/01/21	1,900,000	2,051,136
Abbott Laboratories
2.90% due 11/30/21	4,121,000	4,144,692
Thermo Fisher Scientific, Inc.
3.60% due 08/15/21	1,798,000	1,870,887
4.50% due 03/01/21	1,490,000	1,592,497
Coca-Cola Co.
3.30% due 09/01/21	1,886,000	1,977,805
1.55% due 09/01/21	1,507,000	1,474,785
Aetna, Inc.
2.40% due 06/15/21	2,400,000	2,428,777
4.13% due 06/01/21	850,000	902,291

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Consumer, Non-cyclical - 14.7% (continued)
Express Scripts Holding Co.
4.75% due 11/15/21	$2,319,000	$2,507,115
3.30% due 02/25/21	703,000	717,701
Pfizer, Inc.
1.95% due 06/03/21	1,909,000	1,901,139
2.20% due 12/15/21	1,307,000	1,307,118
Sanofi
4.00% due 03/29/21	2,990,000	3,179,219
Philip Morris International, Inc.
2.90% due 11/15/21	1,600,000	1,625,275
1.88% due 02/25/21	1,005,000	988,026
Altria Group, Inc.
4.75% due 05/05/21	2,392,000	2,602,493
PepsiCo, Inc.
3.00% due 08/25/21	1,500,000	1,546,884
1.70% due 10/06/21	1,005,000	980,650
AbbVie, Inc.
2.30% due 05/14/21	2,513,000	2,484,689
Unilever Capital Corp.
4.25% due 02/10/21	1,500,000	1,614,439
1.38% due 07/28/21	900,000	865,392
Procter & Gamble Co.
1.70% due 11/03/21	1,207,000	1,187,432
1.85% due 02/02/21	880,000	876,949
Ecolab, Inc.
4.35% due 12/08/21	1,541,000	1,671,356
Becton Dickinson and Co.
3.13% due 11/08/21	1,490,000	1,527,619
Molson Coors Brewing Co.
2.10% due 07/15/21	1,507,000	1,475,989
General Mills, Inc.
3.15% due 12/15/21	1,394,000	1,431,262
Perrigo Finance Unlimited Co.
3.50% due 03/15/21	700,000	711,764
3.50% due 12/15/21	700,000	702,818
Johnson & Johnson
1.65% due 03/01/21	1,407,000	1,392,533
Total System Services, Inc.
3.80% due 04/01/21	1,005,000	1,041,349
Medtronic, Inc.
3.13% due 03/15/22	991,000	1,014,807
Stryker Corp.
2.63% due 03/15/21	1,005,000	1,012,998
Anheuser-Busch InBev Worldwide, Inc.
4.38% due 02/15/21	899,000	966,260
Coventry Health Care, Inc.
5.45% due 06/15/21	842,000	940,101
Campbell Soup Co.
4.25% due 04/15/21	800,000	853,396
Kroger Co.
2.95% due 11/01/21	842,000	848,152
AmerisourceBergen Corp.
3.50% due 11/15/21	794,000	822,402
Archer-Daniels-Midland Co.
4.48% due 03/01/21	742,000	806,718

	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Consumer, Non-cyclical - 14.7% (continued)
Sysco Corp.
2.50% due 07/15/21	$805,000	$804,811
Cigna Corp.
4.00% due 02/15/22	742,000	782,458
JM Smucker Co.
3.50% due 10/15/21	742,000	770,988
Anthem, Inc.
3.70% due 08/15/21	742,000	768,704
Constellation Brands, Inc.
3.75% due 05/01/21	622,000	646,507
Quest Diagnostics, Inc.
4.70% due 04/01/21	594,000	642,131
Total Consumer, Non-cyclical		90,209,982
Communications - 9.1%
Verizon Communications, Inc.
3.50% due 11/01/21	2,590,000	2,669,226
4.60% due 04/01/21	2,290,000	2,460,069
3.00% due 11/01/21	2,190,000	2,212,675
3.45% due 03/15/21	1,488,000	1,537,608
1.75% due 08/15/21	1,407,000	1,349,077
AT&T, Inc.
3.88% due 08/15/21	2,634,000	2,742,706
2.80% due 02/17/21	2,513,000	2,522,738
5.00% due 03/01/21	2,293,000	2,480,258
4.45% due 05/15/21	2,293,000	2,434,077
Cisco Systems, Inc.
2.20% due 02/28/21	3,619,000	3,628,460
1.85% due 09/20/21	3,015,000	2,960,700
2.90% due 03/04/21	742,000	762,694
Time Warner, Inc.
4.75% due 03/29/21	1,698,000	1,825,528
4.70% due 01/15/21	1,292,000	1,383,635
NBCUniversal Media LLC
4.38% due 04/01/21	2,892,000	3,120,168
Walt Disney Co.
2.75% due 08/16/21	1,096,000	1,123,667
2.30% due 02/12/21	1,005,000	1,016,926
3.75% due 06/01/21	767,000	817,100
Telefonica Emisiones SAU
5.46% due 02/16/21	2,089,000	2,294,466
Amazon.com, Inc.
3.30% due 12/05/21[1]	1,594,000	1,662,928
Viacom, Inc.
4.50% due 03/01/21	998,000	1,046,522
3.88% due 12/15/21	594,000	613,457
Time Warner Cable LLC
4.00% due 09/01/21	1,490,000	1,548,009
Qwest Corp.
6.75% due 12/01/21	1,396,000	1,547,897
eBay, Inc.
2.88% due 08/01/21	1,488,000	1,506,615
21st Century Fox America, Inc.
4.50% due 02/15/21	1,396,000	1,497,756
Alphabet, Inc.
3.63% due 05/19/21	1,294,000	1,377,243
Orange S.A.
4.13% due 09/14/21	1,294,000	1,371,707

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Communications - 9.1% (continued)
WPP Finance 2010
4.75% due 11/21/21	$1,196,000	$1,297,330
CBS Corp.
3.38% due 03/01/22	1,013,000	1,039,896
Discovery Communications LLC
4.38% due 06/15/21	842,000	889,940
Vodafone Group plc
4.38% due 03/16/21	800,000	854,734
Total Communications		55,595,812
Consumer, Cyclical - 8.6%
Ford Motor Credit Company LLC
5.88% due 08/02/21	3,150,000	3,527,665
3.34% due 03/18/21	2,400,000	2,446,342
3.20% due 01/15/21	2,000,000	2,035,766
5.75% due 02/01/21	1,800,000	1,993,032
General Motors Financial Company, Inc.
3.20% due 07/06/21	2,715,000	2,749,741
4.20% due 03/01/21	2,439,000	2,559,782
4.38% due 09/25/21	1,822,000	1,924,497
3.45% due 01/14/22	1,100,000	1,117,730
Toyota Motor Credit Corp.
1.90% due 04/08/21	2,011,000	1,983,570
3.40% due 09/15/21	1,444,000	1,503,491
4.25% due 01/11/21	1,096,000	1,176,293
2.75% due 05/17/21	794,000	807,608
Walgreens Boots Alliance, Inc.
2.60% due 06/01/21	2,211,000	2,211,254
3.30% due 11/18/21	1,624,000	1,662,916
Home Depot, Inc.
2.00% due 04/01/21	2,011,000	2,006,713
4.40% due 04/01/21	1,436,000	1,564,213
CVS Health Corp.
2.13% due 06/01/21	2,513,000	2,469,622
4.13% due 05/15/21	692,000	732,831
American Honda Finance Corp.
1.70% due 09/09/21	1,605,000	1,560,814
1.65% due 07/12/21	1,005,000	974,991
Gap, Inc.
5.95% due 04/12/21[1]	1,742,000	1,860,144
Lowe's Cos., Inc.
3.80% due 11/15/21	850,000	900,097
3.75% due 04/15/21	748,000	791,513
Newell Brands, Inc.
3.15% due 04/01/21	1,609,000	1,642,524
Wal-Mart Stores, Inc.
4.25% due 04/15/21	1,494,000	1,622,318
Nordstrom, Inc.
4.00% due 10/15/21	1,204,000	1,253,051
Kohl's Corp.
4.00% due 11/01/21[1]	1,096,000	1,111,122
TJX Companies, Inc.
2.75% due 06/15/21	996,000	1,019,714
Starbucks Corp.
2.10% due 02/04/21	1,005,000	1,006,195
Macy's Retail Holdings, Inc.
3.88% due 01/15/22	995,000	991,809

	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Consumer, Cyclical - 8.6% (continued)
VF Corp.
3.50% due 09/01/21	$900,000	$940,685
Wyndham Worldwide Corp.
4.25% due 03/01/22	865,000	902,620
Tupperware Brands Corp.
4.75% due 06/01/21	798,000	855,080
Johnson Controls, Inc.
4.25% due 03/01/21	525,000	557,136
Total Consumer, Cyclical		52,462,879
Technology - 7.8%
Apple, Inc.
2.85% due 05/06/21	4,580,000	4,699,854
2.25% due 02/23/21	4,423,000	4,443,678
1.55% due 08/04/21	1,809,000	1,758,681
Oracle Corp.
1.90% due 09/15/21	6,635,000	6,522,775
2.80% due 07/08/21	2,186,000	2,235,277
HP, Inc.
4.65% due 12/09/21	2,590,000	2,778,358
4.30% due 06/01/21	1,746,000	1,847,292
4.38% due 09/15/21	1,444,000	1,538,825
Microsoft Corp.
1.55% due 08/08/21	4,021,000	3,911,915
4.00% due 02/08/21	698,000	749,898
Intel Corp.
3.30% due 10/01/21	2,888,000	3,023,941
1.70% due 05/19/21	1,105,000	1,085,970
International Business Machines Corp.
2.25% due 02/19/21	1,400,000	1,410,285
2.90% due 11/01/21[1]	700,000	719,664
Xerox Corp.
4.50% due 05/15/21	1,590,000	1,653,315
NVIDIA Corp.
2.20% due 09/16/21	1,609,000	1,581,233
Applied Materials, Inc.
4.30% due 06/15/21	1,149,000	1,237,783
Electronic Arts, Inc.
3.70% due 03/01/21	1,005,000	1,045,077
Fidelity National Information Services, Inc.
2.25% due 08/15/21	1,055,000	1,034,031
NetApp, Inc.
3.38% due 06/15/21	998,000	1,021,957
Lam Research Corp.
2.80% due 06/15/21	1,005,000	1,009,807
Pitney Bowes, Inc.
3.38% due 10/01/21[1]	805,000	790,804
KLA-Tencor Corp.
4.13% due 11/01/21	742,000	780,026
Xilinx, Inc.
3.00% due 03/15/21	598,000	609,717
Total Technology		47,490,163
Energy - 7.7%
BP Capital Markets plc
4.74% due 03/11/21	1,640,000	1,790,024
3.56% due 11/01/21	1,337,000	1,398,580
2.11% due 09/16/21[1]	1,207,000	1,186,436

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Energy - 7.7% (continued)
Shell International Finance BV
1.88% due 05/10/21	$2,514,000	$2,468,301
1.75% due 09/12/21	1,207,000	1,176,924
Exxon Mobil Corp.
2.22% due 03/01/21	3,544,000	3,555,646
ConocoPhillips Co.
4.20% due 03/15/21[1]	1,809,000	1,924,980
2.88% due 11/15/21	898,000	907,989
Noble Energy, Inc.
4.15% due 12/15/21	1,940,000	2,041,688
5.63% due 05/01/21	758,000	784,645
Energy Transfer Partners, LP
5.20% due 02/01/22	1,371,000	1,488,526
4.65% due 06/01/21	1,144,000	1,214,163
Chevron Corp.
2.10% due 05/16/21	2,209,000	2,201,620
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.88% due 03/01/22	1,958,000	2,173,694
Sabine Pass Liquefaction LLC
6.25% due 03/15/22	1,600,000	1,806,928
Marathon Petroleum Corp.
5.13% due 03/01/21	1,650,000	1,800,303
Total Capital S.A.
4.13% due 01/28/21	793,000	845,382
4.25% due 12/15/21	701,000	758,835
Occidental Petroleum Corp.
3.13% due 02/15/22	1,525,000	1,563,549
Total Capital International S.A.
2.75% due 06/19/21	1,394,000	1,419,793
Kinder Morgan Energy Partners, LP
3.50% due 03/01/21	998,000	1,020,089
5.00% due 10/01/21	347,000	374,587
EOG Resources, Inc.
4.10% due 02/01/21	1,094,000	1,154,951
Encana Corp.
3.90% due 11/15/21	1,096,000	1,126,830
Anadarko Petroleum Corp.
4.85% due 03/15/21	1,005,000	1,081,765
Equities Corp.
4.88% due 11/15/21	996,000	1,072,869
Sunoco Logistics Partners Operations, LP
4.40% due 04/01/21	1,005,000	1,066,513
Nabors Industries, Inc.
4.63% due 09/15/21	998,000	1,020,455
Enterprise Products Operating LLC
2.85% due 04/15/21	1,006,000	1,019,887
Western Gas Partners, LP
5.38% due 06/01/21	846,000	919,582
Devon Energy Corp.
4.00% due 07/15/21	800,000	831,529
Magellan Midstream Partners, LP
4.25% due 02/01/21	700,000	743,057
Williams Partners, LP
4.00% due 11/15/21	697,000	725,569

	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Energy - 7.7% (continued)
Baker Hughes, Inc.
3.20% due 08/15/21	$557,000	$572,165
Enbridge Energy Partners, LP
4.20% due 09/15/21	545,000	570,097
Halliburton Co.
3.25% due 11/15/21	496,000	509,525
Canadian Natural Resources Ltd.
3.45% due 11/15/21	496,000	508,401
Total Energy		46,825,877
Industrial - 5.9%
General Electric Co.
4.65% due 10/17/21	2,674,000	2,957,177
5.30% due 02/11/21	2,452,000	2,728,529
4.63% due 01/07/21	2,031,000	2,222,288
Honeywell International, Inc.
1.85% due 11/01/21	1,909,000	1,875,784
4.25% due 03/01/21	1,096,000	1,187,120
John Deere Capital Corp.
3.15% due 10/15/21	899,000	929,890
2.55% due 01/08/21	704,000	712,230
3.90% due 07/12/21	495,000	526,230
2.80% due 03/04/21	396,000	403,146
United Parcel Service, Inc.
3.13% due 01/15/21	2,288,000	2,374,962
Arconic, Inc.
5.40% due 04/15/21	1,994,000	2,143,250
Caterpillar, Inc.
3.90% due 05/27/21	1,740,000	1,860,723
Lockheed Martin Corp.
3.35% due 09/15/21	1,594,000	1,652,446
Caterpillar Financial Services Corp.
1.70% due 08/09/21	1,207,000	1,175,387
Vulcan Materials Co.
7.50% due 06/15/21	990,000	1,168,200
Burlington Northern Santa Fe LLC
3.05% due 03/15/22	1,002,000	1,027,560
Roper Technologies, Inc.
2.80% due 12/15/21	1,005,000	1,009,364
United Technologies Corp.
1.95% due 11/01/21	1,005,000	988,952
PerkinElmer, Inc.
5.00% due 11/15/21	850,000	921,766
3M Co.
1.63% due 09/19/21	925,000	908,282
Emerson Electric Co.
2.63% due 12/01/21	891,000	906,339
Amphenol Corp.
4.00% due 02/01/22	798,000	838,468
Norfolk Southern Corp.
3.25% due 12/01/21	796,000	819,402
Tyco Electronics Group S.A.
3.50% due 02/03/22	783,000	811,420
General Dynamics Corp.
3.88% due 07/15/21	742,000	789,984

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Industrial - 5.9% (continued)
Northrop Grumman Corp.
3.50% due 03/15/21	$692,000	$719,715
Fluor Corp.
3.38% due 09/15/21	665,000	685,612
Republic Services, Inc.
5.25% due 11/15/21	594,000	665,438
Johnson Controls International plc
4.25% due 03/01/21	548,000	581,544
Xylem, Inc.
4.88% due 10/01/21	352,000	383,146
Total Industrial		35,974,354
Basic Materials - 3.1%
EI du Pont de Nemours & Co.
3.63% due 01/15/21	1,640,000	1,712,228
4.25% due 04/01/21	501,000	536,092
International Paper Co.
4.75% due 02/15/22	1,387,000	1,507,622
7.50% due 08/15/21	397,000	474,878
Newmont Mining Corp.
3.50% due 03/15/22	1,909,000	1,971,908
Rio Tinto Finance USA Ltd.
4.13% due 05/20/21	905,000	964,083
3.75% due 09/20/21	905,000	952,246
Dow Chemical Co.
4.13% due 11/15/21	1,594,000	1,698,630
Praxair, Inc.
4.05% due 03/15/21	850,000	906,404
3.00% due 09/01/21	700,000	720,459
Barrick North America Finance LLC
4.40% due 05/30/21	1,494,000	1,607,159
LyondellBasell Industries N.V.
6.00% due 11/15/21	1,400,000	1,590,873
Monsanto Co.
2.75% due 07/15/21	990,000	993,001
Goldcorp, Inc.
3.63% due 06/09/21	898,000	926,089
Freeport-McMoRan, Inc.
4.00% due 11/14/21	846,000	816,390
Kinross Gold Corp.
5.13% due 09/01/21	748,000	791,010
Rio Tinto Finance USA plc
3.50% due 03/22/22	718,000	749,444
Total Basic Materials		18,918,516
Utilities - 1.8%
Southern Co.
2.35% due 07/01/21	2,311,000	2,282,821

	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Utilities - 1.8% (continued)
Duke Energy Corp.
1.80% due 09/01/21	$1,005,000	$973,848
3.55% due 09/15/21	896,000	931,718
PSEG Power LLC
3.00% due 06/15/21[1]	1,005,000	1,014,647
Consolidated Edison, Inc.
2.00% due 05/15/21	1,006,000	988,036
Duke Energy Progress LLC
3.00% due 09/15/21	900,000	924,315
Dominion Resources, Inc.
4.45% due 03/15/21	773,000	825,549
Puget Energy, Inc.
6.00% due 09/01/21	648,000	726,538
National Fuel Gas Co.
4.90% due 12/01/21	648,000	688,665
Southern California Edison Co.
3.88% due 06/01/21	644,000	684,202
Duke Energy Carolinas LLC
3.90% due 06/15/21	594,000	631,076
Ohio Power Co.
5.38% due 10/01/21	495,000	554,047
Total Utilities		11,225,462
Total Corporate Bonds
(Cost $602,304,954)		604,825,003
SECURITIES LENDING COLLATERAL††,2 - 1.7%
Joint Repurchase Agreements
Citigroup Global Markets, Inc.
issued 02/28/17 at 0.54%
due 03/01/17	2,393,409	2,393,409
BNP Paribas Securities Corp.
issued 02/28/17 at 0.53%
due 03/01/17	2,393,409	2,393,409
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 02/28/17 at 0.52%
due 03/01/17	2,393,409	2,393,409
RBC Dominion Securities, Inc.
issued 02/28/17 at 0.51%
due 03/01/17	2,393,409	2,393,409
J.P. Morgan Securities LLC
issued 02/28/17 at 0.52%
due 03/01/17	709,377	709,377
Total Securities Lending Collateral
(Cost $10,283,013)		10,283,013
Total Investments - 100.6%
(Cost $612,587,967)		$615,108,016
Other Assets & Liabilities, net - (0.6)%		(3,705,177)
Total Net Assets - 100.0%		$611,402,839

††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at February 28, 2017 — See Note 4.
2	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2021.

See Sector Classification in Supplemental Information section.

Other Information (unaudited)

The following table summarizes the inputs used to value the Fund's investments at February 28, 2017 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$604,825,003	$—	$604,825,003
Securities Lending Collateral	—	10,283,013	—	10,283,013
Total	$—	$615,108,016	$—	$615,108,016

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2017, there were no transfers between levels.

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.9%
Financial - 29.8%
JPMorgan Chase & Co.
4.50% due 01/24/22	$5,202,000	$5,629,901
3.25% due 09/23/22	4,996,000	5,104,918
HSBC Holdings plc
2.65% due 01/05/22	3,900,000	3,849,148
4.00% due 03/30/22	3,235,000	3,387,229
4.88% due 01/14/22	1,481,000	1,606,732
Goldman Sachs Group, Inc.
5.75% due 01/24/22	7,068,000	7,962,923
Bank of America Corp.
5.70% due 01/24/22	3,816,000	4,294,549
2.50% due 10/21/22	3,099,000	3,019,151
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.88% due 02/08/22	4,666,000	4,927,540
3.95% due 11/09/22	2,300,000	2,365,145
Citigroup, Inc.
4.50% due 01/14/22	3,863,000	4,135,160
4.05% due 07/30/22	1,395,000	1,460,099
Barclays Bank plc
7.63% due 11/21/22	4,550,000	4,896,141
Wells Fargo & Co.
3.50% due 03/08/22	4,031,000	4,184,896
Royal Bank of Scotland Group plc
6.13% due 12/15/22	3,705,000	3,946,696
UBS AG/Stamford CT
7.63% due 08/17/22	3,200,000	3,682,880
Visa, Inc.
2.80% due 12/14/22	3,578,000	3,629,673
US Bancorp
2.95% due 07/15/22	2,135,000	2,161,147
3.00% due 03/15/22	1,425,000	1,456,498
Morgan Stanley
4.88% due 11/01/22	3,125,000	3,374,900
International Lease Finance Corp.
8.63% due 01/15/22	1,093,000	1,355,965
5.88% due 08/15/22	1,193,000	1,349,378
American International Group, Inc.
4.88% due 06/01/22	2,467,000	2,682,968
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.95% due 02/01/22	1,700,000	1,763,546
4.63% due 07/01/22	800,000	854,096
Lloyds Banking Group plc
3.00% due 01/11/22	2,500,000	2,503,980
Barclays plc
3.68% due 01/10/23	2,400,000	2,424,226
General Electric Capital Corp.
3.15% due 09/07/22	2,069,000	2,142,116
PNC Financial Services Group, Inc.
3.30% due 03/08/22	1,389,000	1,435,984
2.85% due 11/09/22[1]	700,000	699,744

	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Financial - 29.8% (continued)
American Tower Corp.
4.70% due 03/15/22	$1,274,000	$1,363,081
2.25% due 01/15/22	795,000	765,268
American Express Co.
2.65% due 12/02/22	2,109,000	2,096,945
Boston Properties LP
3.85% due 02/01/23	1,893,000	1,976,803
Chubb INA Holdings, Inc.
2.88% due 11/03/22	1,894,000	1,916,262
Bank of Montreal
2.55% due 11/06/22	1,910,000	1,899,625
PNC Bank North America
2.70% due 11/01/22	1,750,000	1,741,383
SunTrust Banks, Inc.
2.70% due 01/27/22	1,699,000	1,701,810
Santander UK Group Holdings plc
3.57% due 01/10/23	1,600,000	1,608,059
Cooperatieve Rabobank UA
2.75% due 01/10/22[2]	1,600,000	1,606,355
Berkshire Hathaway Finance Corp.
3.00% due 05/15/22	1,554,000	1,595,857
Huntington Bancshares, Inc.
2.30% due 01/14/22	1,588,000	1,550,661
Crown Castle International Corp.
4.88% due 04/15/22	1,276,000	1,381,945
CME Group, Inc.
3.00% due 09/15/22	1,335,000	1,369,438
Sumitomo Mitsui Banking Corp.
3.20% due 07/18/22	1,250,000	1,266,515
TD Ameritrade Holding Corp.
2.95% due 04/01/22	1,200,000	1,221,188
HCP, Inc.
4.00% due 12/01/22	1,150,000	1,194,857
Sumitomo Mitsui Financial Group, Inc.
2.85% due 01/11/22	1,193,000	1,194,737
BlackRock, Inc.
3.38% due 06/01/22	1,139,000	1,190,595
Discover Financial Services
3.85% due 11/21/22	1,019,000	1,042,363
Digital Realty Trust, LP
3.95% due 07/01/22	992,000	1,034,823
Ventas Realty Limited Partnership / Ventas Capital Corp.
3.25% due 08/15/22	1,019,000	1,029,371
Welltower, Inc.
3.75% due 03/15/23	991,000	1,020,007
Simon Property Group, LP
2.35% due 01/30/22	993,000	981,517
Kimco Realty Corp.
3.40% due 11/01/22	893,000	907,532
People's United Financial, Inc.
3.65% due 12/06/22	869,000	885,264

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Financial - 29.8% (continued)
Northern Trust Corp.
2.38% due 08/02/22	$879,000	$872,444
Brixmor Operating Partnership, LP
3.88% due 08/15/22	834,000	857,051
Invesco Finance plc
3.13% due 11/30/22	797,000	802,841
Ares Capital Corp.
3.63% due 01/19/22	795,000	788,332
Berkshire Hathaway, Inc.
3.40% due 01/31/22	716,000	756,523
MetLife, Inc.
3.05% due 12/15/22	728,000	738,429
Hartford Financial Services Group, Inc.
5.13% due 04/15/22	589,000	654,463
Fifth Third Bancorp
3.50% due 03/15/22	594,000	613,408
Voya Financial, Inc.
5.50% due 07/15/22	478,000	527,837
Alexandria Real Estate Equities, Inc.
4.60% due 04/01/22	479,000	511,669
Hospitality Properties Trust
5.00% due 08/15/22	477,000	506,865
Total Financial		135,459,452
Consumer, Non-cyclical - 21.7%
Anheuser-Busch InBev Finance, Inc.
3.30% due 02/01/23	9,533,000	9,755,528
Anheuser-Busch InBev Worldwide, Inc.
2.50% due 07/15/22	4,861,000	4,827,954
3.75% due 01/15/22	3,859,000	4,071,029
AbbVie, Inc.
2.90% due 11/06/22	4,754,000	4,738,686
3.20% due 11/06/22	1,475,000	1,490,625
Actavis Funding SCS
3.45% due 03/15/22	4,842,000	4,955,148
Kraft Heinz Foods Co.
3.50% due 06/06/22	2,977,000	3,049,123
3.50% due 07/15/22	1,589,000	1,626,253
Medtronic, Inc.
3.15% due 03/15/22	4,089,000	4,213,257
Merck & Co., Inc.
2.35% due 02/10/22	2,044,000	2,045,797
2.40% due 09/15/22	1,812,000	1,803,339
GlaxoSmithKline Capital plc
2.85% due 05/08/22	3,321,000	3,371,708
PepsiCo, Inc.
2.75% due 03/05/22	1,951,000	1,978,901
3.10% due 07/17/22	1,193,000	1,227,775
Celgene Corp.
3.55% due 08/15/22	1,399,000	1,441,377
3.25% due 08/15/22	1,389,000	1,409,657
Altria Group, Inc.
2.85% due 08/09/22	2,803,000	2,809,267

	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Consumer, Non-cyclical - 21.7% (continued)
HCA, Inc.
5.88% due 03/15/22	$2,435,000	$2,693,719
Actavis, Inc.
3.25% due 10/01/22	2,428,000	2,448,638
Novartis Capital Corp.
2.40% due 09/21/22	2,224,000	2,208,757
Gilead Sciences, Inc.
3.25% due 09/01/22	1,462,000	1,497,391
1.95% due 03/01/22	695,000	673,109
Amgen, Inc.
3.63% due 05/15/22	1,110,000	1,151,753
2.70% due 05/01/22	792,000	790,934
UnitedHealth Group, Inc.
3.35% due 07/15/22	1,816,000	1,889,167
Reynolds American, Inc.
4.00% due 06/12/22	1,755,000	1,847,508
Laboratory Corporation of America Holdings
3.75% due 08/23/22	835,000	864,256
3.20% due 02/01/22	842,000	847,128
Biogen, Inc.
3.63% due 09/15/22	1,599,000	1,657,181
Constellation Brands, Inc.
6.00% due 05/01/22	1,401,000	1,600,979
Tyson Foods, Inc.
4.50% due 06/15/22	1,491,000	1,598,419
Anthem, Inc.
3.13% due 05/15/22	1,494,000	1,503,058
Diageo Investment Corp.
2.88% due 05/11/22	1,434,000	1,466,018
Express Scripts Holding Co.
3.90% due 02/15/22	1,332,000	1,383,109
Philip Morris International, Inc.
2.50% due 08/22/22	1,324,000	1,310,232
Bristol-Myers Squibb Co.
2.00% due 08/01/22	1,316,000	1,279,860
Procter & Gamble Co.
2.30% due 02/06/22	1,241,000	1,250,538
Aetna, Inc.
2.75% due 11/15/22	1,246,000	1,249,836
Catholic Health Initiatives
2.95% due 11/01/22	1,184,000	1,164,174
Abbott Laboratories
2.55% due 03/15/22	1,179,000	1,159,801
Zoetis, Inc.
3.25% due 02/01/23	1,101,000	1,115,880
Colgate-Palmolive Co.
2.30% due 05/03/22	1,021,000	1,020,342
Humana, Inc.
3.15% due 12/01/22	978,000	985,578
Zimmer Biomet Holdings, Inc.
3.15% due 04/01/22	916,000	920,015
Covidien International Finance S.A.
3.20% due 06/15/22	838,000	858,658
Moody's Corp.
4.50% due 09/01/22	711,000	764,004

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Consumer, Non-cyclical - 21.7% (continued)
Block Financial LLC
5.50% due 11/01/22	$678,000	$726,546
Molson Coors Brewing Co.
3.50% due 05/01/22	656,000	679,642
Kroger Co.
3.40% due 04/15/22	639,000	656,517
Clorox Co.
3.05% due 09/15/22	622,000	635,862
Boston Scientific Corp.
3.38% due 05/15/22	542,000	553,269
Thermo Fisher Scientific, Inc.
3.15% due 01/15/23	500,000	502,110
Conagra Brands, Inc.
3.20% due 01/25/23	500,000	501,491
Equifax, Inc.
3.30% due 12/15/22	446,000	454,955
Total Consumer, Non-cyclical		98,725,858
Energy - 10.4%
BP Capital Markets plc
3.25% due 05/06/22	2,870,000	2,937,359
2.50% due 11/06/22	1,614,000	1,585,261
3.06% due 03/17/22	1,490,000	1,513,839
Chevron Corp.
2.36% due 12/05/22	3,143,000	3,082,078
2.41% due 03/03/22	1,166,000	1,164,136
Phillips 66
4.30% due 04/01/22	3,258,000	3,497,874
Williams Partners, LP
3.60% due 03/15/22	2,145,000	2,188,011
3.35% due 08/15/22	1,221,000	1,227,054
Enterprise Products Operating LLC
3.35% due 03/15/23	1,985,000	2,017,895
4.05% due 02/15/22	888,000	942,182
National Oilwell Varco, Inc.
2.60% due 12/01/22	2,272,000	2,181,585
Exxon Mobil Corp.
2.40% due 03/06/22	1,972,000	1,977,386
Murphy Oil Corp.
4.00% due 06/01/22	974,000	949,348
4.70% due 12/01/22	816,000	803,760
Apache Corp.
3.25% due 04/15/22	1,729,000	1,749,452
Devon Energy Corp.
3.25% due 05/15/22[2]	1,612,000	1,620,537
Kinder Morgan Energy Partners, LP
3.95% due 09/01/22	1,559,000	1,609,325
Total Capital International S.A.
2.88% due 02/17/22	1,541,000	1,565,175
ConocoPhillips Co.
2.40% due 12/15/22	1,518,000	1,483,458
Shell International Finance BV
2.38% due 08/21/22	1,493,000	1,471,687
TransCanada PipeLines Ltd.
2.50% due 08/01/22	1,484,000	1,466,024

	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Energy - 10.4% (continued)
Marathon Oil Corp.
2.80% due 11/01/22	$1,469,000	$1,428,438
ONEOK Partners, LP
3.38% due 10/01/22	1,419,000	1,425,265
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
3.65% due 06/01/22	1,256,000	1,282,387
Regency Energy Partners Limited Partnership / Regency Energy Finance Corp.
5.00% due 10/01/22	1,141,000	1,224,032
Western Gas Partners, LP
4.00% due 07/01/22	1,004,000	1,038,316
Pioneer Natural Resources Co.
3.95% due 07/15/22	875,000	915,044
Husky Energy, Inc.
3.95% due 04/15/22	780,000	817,019
FMC Technologies, Inc.
3.45% due 10/01/22	699,000	700,541
Cenovus Energy, Inc.
3.00% due 08/15/22	663,000	649,831
Southwestern Energy Co.
4.10% due 03/15/22	561,000	502,095
Total Energy		47,016,394
Communications - 9.8%
AT&T, Inc.
3.00% due 06/30/22	4,098,000	4,076,793
3.00% due 02/15/22	2,747,000	2,743,580
2.63% due 12/01/22	2,346,000	2,285,431
3.80% due 03/15/22	2,207,000	2,280,193
3.60% due 02/17/23	1,787,000	1,806,058
Charter Communications Operating LLC / Charter Communications Operating Capital
4.46% due 07/23/22	4,698,000	4,936,320
eBay, Inc.
2.60% due 07/15/22	1,537,000	1,505,032
3.80% due 03/09/22	1,193,000	1,236,179
Verizon Communications, Inc.
2.45% due 11/01/22	2,720,000	2,640,543
Comcast Corp.
3.13% due 07/15/22	1,412,000	1,446,175
1.63% due 01/15/22	991,000	952,062
Comcast Cable Communications Holdings, Inc.
9.46% due 11/15/22	1,682,000	2,263,077
Amazon.com, Inc.
2.50% due 11/29/22	2,102,000	2,093,916
Omnicom Group, Inc.
3.63% due 05/01/22	1,739,000	1,807,724
Time Warner, Inc.
3.40% due 06/15/22	956,000	973,544
4.00% due 01/15/22	615,000	642,709
21st Century Fox America, Inc.
3.00% due 09/15/22	1,570,000	1,571,919

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Communications - 9.8% (continued)
Walt Disney Co.
2.35% due 12/01/22	$1,489,000	$1,482,807
Telefonaktiebolaget LM Ericsson
4.13% due 05/15/22	1,386,000	1,420,735
Vodafone Group plc
2.50% due 09/26/22	1,442,000	1,409,624
Motorola Solutions, Inc.
3.75% due 05/15/22	1,038,000	1,059,525
Reed Elsevier Capital, Inc.
3.13% due 10/15/22	1,038,000	1,040,536
Discovery Communications LLC
3.30% due 05/15/22	1,020,000	1,017,371
WPP Finance 2010
3.63% due 09/07/22	978,000	1,001,881
Cisco Systems, Inc.
3.00% due 06/15/22	667,000	684,003
Total Communications		44,377,737
Industrial - 9.0%
General Electric Co.
2.70% due 10/09/22	4,547,000	4,606,761
United Technologies Corp.
3.10% due 06/01/22	3,568,000	3,674,705
Eaton Corp.
2.75% due 11/02/22	2,547,000	2,559,218
Burlington Northern Santa Fe LLC
3.00% due 03/15/23	1,241,000	1,263,287
3.05% due 09/01/22	977,000	1,003,164
ABB Finance USA, Inc.
2.88% due 05/08/22	2,099,000	2,125,363
Raytheon Co.
2.50% due 12/15/22	1,711,000	1,714,471
Deere & Co.
2.60% due 06/08/22	1,643,000	1,651,274
General Dynamics Corp.
2.25% due 11/15/22	1,538,000	1,521,753
Thermo Fisher Scientific, Inc.
3.30% due 02/15/22	1,456,000	1,487,600
United Parcel Service, Inc.
2.45% due 10/01/22	1,444,000	1,450,296
Republic Services, Inc.
3.55% due 06/01/22	1,387,000	1,446,832
Koninklijke Philips N.V.
3.75% due 03/15/22	1,371,000	1,431,364
3M Co.
2.00% due 06/26/22	1,401,000	1,384,432
Union Pacific Corp.
4.16% due 07/15/22	1,193,000	1,288,729
Stanley Black & Decker, Inc.
2.90% due 11/01/22	1,181,000	1,198,169
Arconic, Inc.
5.87% due 02/23/22	1,000,000	1,089,888
FedEx Corp.
2.63% due 08/01/22	1,042,000	1,044,413
Caterpillar Financial Services Corp.
2.85% due 06/01/22	974,000	983,649

	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Industrial - 9.0% (continued)
Lockheed Martin Corp.
3.10% due 01/15/23	$944,000	$956,426
Norfolk Southern Corp.
3.00% due 04/01/22	868,000	881,569
John Deere Capital Corp.
2.75% due 03/15/22	862,000	872,445
Owens Corning
4.20% due 12/15/22	813,000	851,644
Caterpillar, Inc.
2.60% due 06/26/22	838,000	838,189
Pentair Finance S.A.
3.15% due 09/15/22	816,000	814,647
Roper Technologies, Inc.
3.13% due 11/15/22	748,000	752,493
Jabil Circuit, Inc.
4.70% due 09/15/22	684,000	714,780
Waste Management, Inc.
2.90% due 09/15/22	674,000	687,668
Flowserve Corp.
3.50% due 09/15/22	485,000	490,746
Emerson Electric Co.
2.63% due 02/15/23	200,000	200,111
Total Industrial		40,986,086
Technology - 7.6%
Oracle Corp.
2.50% due 05/15/22	4,184,000	4,186,896
2.50% due 10/15/22	3,851,000	3,845,339
Microsoft Corp.
2.38% due 02/12/22	2,391,000	2,401,310
2.65% due 11/03/22	1,794,000	1,811,850
2.13% due 11/15/22	1,318,000	1,293,185
Apple, Inc.
2.70% due 05/13/22	1,941,000	1,963,688
2.15% due 02/09/22	1,828,000	1,808,983
2.85% due 02/23/23	1,200,000	1,210,211
Intel Corp.
2.70% due 12/15/22	2,393,000	2,426,686
3.10% due 07/29/22	1,473,000	1,521,843
QUALCOMM, Inc.
3.00% due 05/20/22	3,173,000	3,220,712
International Business Machines Corp.
2.88% due 11/09/22	1,650,000	1,671,546
1.88% due 08/01/22	1,500,000	1,454,634
Hewlett Packard Enterprise Co.
4.40% due 10/15/22	1,986,000	2,095,551
Fiserv, Inc.
3.50% due 10/01/22	1,065,000	1,090,917
Texas Instruments, Inc.
1.85% due 05/15/22	991,000	957,021
Fidelity National Information Services, Inc.
4.50% due 10/15/22	845,000	906,098

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Technology - 7.6% (continued)
HP, Inc.
4.05% due 09/15/22	$684,000	$711,212
Total Technology		34,577,682
Consumer, Cyclical - 6.0%
CVS Health Corp.
3.50% due 07/20/22	2,317,000	2,395,150
2.75% due 12/01/22	2,059,000	2,042,705
Toyota Motor Credit Corp.
2.60% due 01/11/22	1,986,000	1,999,149
3.30% due 01/12/22	1,567,000	1,631,313
2.80% due 07/13/22	697,000	707,231
Ford Motor Credit Company LLC
4.25% due 09/20/22	1,700,000	1,782,836
3.22% due 01/09/22	1,100,000	1,108,105
Walgreen Co.
3.10% due 09/15/22	1,999,000	2,012,655
General Motors Financial Company, Inc.
3.45% due 04/10/22	1,970,000	2,000,260
Home Depot, Inc.
2.63% due 06/01/22	1,902,000	1,923,454
Target Corp.
2.90% due 01/15/22	1,699,000	1,735,160
Marriott International, Inc.
2.30% due 01/15/22	1,519,000	1,484,458
McDonald's Corp.
2.63% due 01/15/22	1,409,000	1,413,306
Lowe's Companies, Inc.
3.12% due 04/15/22	1,300,000	1,352,636
Costco Wholesale Corp.
2.25% due 02/15/22	1,004,000	1,000,502
NVR, Inc.
3.95% due 09/15/22	809,000	838,369
Mohawk Industries, Inc.
3.85% due 02/01/23	682,000	697,533
Starbucks Corp.
2.70% due 06/15/22	639,000	650,368
AutoZone, Inc.
3.70% due 04/15/22	559,000	579,026
Total Consumer, Cyclical		27,354,216
Basic Materials - 2.7%
Freeport-McMoRan, Inc.
3.55% due 03/01/22	2,781,000	2,596,759
Dow Chemical Co.
3.00% due 11/15/22	1,659,000	1,684,793
Praxair, Inc.
2.45% due 02/15/22	900,000	900,984
2.20% due 08/15/22	742,000	722,730
Eastman Chemical Co.
3.60% due 08/15/22	1,237,000	1,280,776
Rio Tinto Finance USA plc
2.88% due 08/21/22	1,251,000	1,263,546
Agrium, Inc.
3.15% due 10/01/22	1,056,000	1,057,660

	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Basic Materials - 2.7% (continued)
Celanese US Holdings LLC
4.63% due 11/15/22	$796,000	$843,866
Nucor Corp.
4.13% due 09/15/22	678,000	726,533
Goldcorp, Inc.
3.70% due 03/15/23	700,000	715,467
Syngenta Finance N.V.
3.13% due 03/28/22	596,000	597,770
Total Basic Materials		12,390,884
Utilities - 1.9%
FirstEnergy Corp.
4.25% due 03/15/23	1,440,000	1,504,716
Oncor Electric Delivery Company LLC
7.00% due 09/01/22	1,068,000	1,302,091
NiSource Finance Corp.
6.13% due 03/01/22	793,000	912,185
Entergy Corp.
4.00% due 07/15/22	851,000	894,708
Duke Energy Corp.
3.05% due 08/15/22	852,000	861,283
Sempra Energy
2.88% due 10/01/22	837,000	834,861
Exelon Generation Company LLC
4.25% due 06/15/22	678,000	711,442
Duke Energy Progress, Inc.
2.80% due 05/15/22	663,000	674,937
Southern California Edison Co.
1.85% due 02/01/22	453,571	447,818
Florida Power & Light Co.
2.75% due 06/01/23	300,000	303,043
Virginia Electric & Power Co.
2.75% due 03/15/23	300,000	298,757
Total Utilities		8,745,841
Total Corporate Bonds
(Cost $449,337,180)		449,634,150
SECURITIES LENDING COLLATERAL††,3 - 0.2%

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount	Value
Joint Repurchase Agreements
Citigroup Global Markets, Inc.
issued 02/28/17 at 0.54%
due 03/01/17	$250,000	$ 250,000
RBC Dominion Securities, Inc.
issued 02/28/17 at 0.51%
due 03/01/17	250,000	250,000
HSBC Securities (USA), Inc.
issued 02/28/17 at 0.50%
due 03/01/17	250,000	250,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 02/28/17 at 0.52%
due 03/01/17	203,415	203,415
Total Securities Lending Collateral
(Cost $953,415)		953,415
Total Investments - 99.1%
(Cost $450,290,595)		$450,587,565
Other Assets & Liabilities, net - 0.9%		4,003,515
Total Net Assets - 100.0%		$454,591,080

††	Value determined based on Level 2 inputs — See Note 2.
1	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
2	All or portion of this security is on loan at February 28, 2017 — See Note 4.
3	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2022.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2017 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$449,634,150	$—	$449,634,150
Securities Lending Collateral	—	953,415	—	953,415
Total	$—	$450,587,565	$—	$450,587,565

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2017, there were no transfers between levels.

Guggenheim BulletShares 2023 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.8%
Financial - 28.0%
JPMorgan Chase & Co.
3.20% due 01/25/23	$ 1,725,000	$1,749,312
2.70% due 05/18/23	1,366,000	1,340,808
3.38% due 05/01/23	1,181,000	1,189,448
2.97% due 01/15/23	938,000	939,810
Bank of America Corp.
3.30% due 01/11/23	2,735,000	2,759,406
4.10% due 07/24/23	1,181,000	1,239,149
Royal Bank of Scotland Group plc
3.88% due 09/12/23	1,600,000	1,582,474
6.00% due 12/19/23	1,135,000	1,208,007
6.10% due 06/10/23	452,000	480,832
Morgan Stanley
3.75% due 02/25/23	1,778,000	1,841,325
4.10% due 05/22/23	1,270,000	1,319,799
Wells Fargo & Co.
3.45% due 02/13/23	1,325,000	1,344,704
4.13% due 08/15/23	863,000	904,345
Citigroup, Inc.
3.88% due 10/25/23	863,000	895,787
3.50% due 05/15/23	819,000	825,675
3.38% due 03/01/23	210,000	212,267
Berkshire Hathaway, Inc.
2.75% due 03/15/23	1,144,000	1,149,572
3.00% due 02/11/23	680,000	694,719
HSBC Holdings plc
3.60% due 05/25/23	1,500,000	1,529,417
State Street Corp.
3.70% due 11/20/23	751,000	785,254
3.10% due 05/15/23	636,000	643,563
Goldman Sachs Group, Inc.
3.63% due 01/22/23	1,274,000	1,309,317
Boston Properties, LP
3.80% due 02/01/24	651,000	672,385
3.13% due 09/01/23	636,000	635,456
Crown Castle International Corp.
5.25% due 01/15/23	1,132,000	1,240,615
Cooperatieve Rabobank UA
4.63% due 12/01/23	1,000,000	1,056,391
Capital One Bank USA North America
3.38% due 02/15/23	1,000,000	1,007,173
PNC Bank North America
3.80% due 07/25/23	500,000	524,685
2.95% due 01/30/23	406,000	407,388
Simon Property Group, LP
3.75% due 02/01/24	432,000	450,459
2.75% due 02/01/23	418,000	415,690
MetLife, Inc.
4.37% due 09/15/23	726,000	783,848
Bank of New York Mellon Corp.
2.20% due 08/16/23	741,000	711,814
Ameriprise Financial, Inc.
4.00% due 10/15/23	636,000	675,428
U.S. Bancorp
3.70% due 01/30/24	636,000	667,972

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Financial - 28.0% (continued)
HCP, Inc.
4.25% due 11/15/23	$636,000	$661,469
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85% due 04/15/23	636,000	653,501
Fifth Third Bancorp
4.30% due 01/16/24	608,000	636,321
Discover Bank/Greenwood DE
4.20% due 08/08/23	600,000	631,298
Capital One Financial Corp.
3.50% due 06/15/23	594,000	604,959
American Tower Corp.
3.50% due 01/31/23	544,000	547,829
Sumitomo Mitsui Banking Corp.
3.95% due 07/19/23	500,000	525,485
Air Lease Corp.
3.00% due 09/15/23	522,000	514,785
Aflac, Inc.
3.63% due 06/15/23	488,000	509,241
Realty Income Corp.
4.65% due 08/01/23	452,000	490,239
Loews Corp.
2.63% due 05/15/23	496,000	488,395
Mitsubishi UFJ Financial Group, Inc.
2.53% due 09/13/23	500,000	484,826
Prologis, LP
4.25% due 08/15/23	452,000	483,643
Alexandria Real Estate Equities, Inc.
3.90% due 06/15/23	452,000	464,120
ERP Operating, LP
3.00% due 04/15/23	452,000	449,690
Jefferies Group LLC
5.13% due 01/20/23	420,000	447,828
Weyerhaeuser Co.
4.63% due 09/15/23	405,000	434,966
VEREIT Operating Partnership, LP
4.60% due 02/06/24	210,000	216,431
Omega Healthcare Investors, Inc.
4.38% due 08/01/23	210,000	213,799
SunTrust Bank/Atlanta GA
2.75% due 05/01/23	200,000	196,817
Allstate Corp.
3.15% due 06/15/23	176,000	180,282
Brixmor Operating Partnership, LP
3.25% due 09/15/23	49,000	48,267
Total Financial		45,078,485
Consumer, Non-cyclical - 19.4%
Thermo Fisher Scientific, Inc.
3.15% due 01/15/23	823,000	826,472
4.15% due 02/01/24	757,000	800,557
3.00% due 04/15/23	452,000	447,606

Guggenheim BulletShares 2023 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Consumer, Non-cyclical - 19.4% (continued)
PepsiCo, Inc.
3.60% due 03/01/24	$975,000	$1,031,258
2.75% due 03/01/23	880,000	885,709
Coca-Cola Co.
3.20% due 11/01/23	1,314,000	1,363,204
2.50% due 04/01/23	488,000	486,272
Philip Morris International, Inc.
3.60% due 11/15/23	588,000	610,263
2.63% due 03/06/23	452,000	445,050
2.13% due 05/10/23	452,000	432,207
Shire Acquisitions Investments Ireland DAC
2.88% due 09/23/23	1,484,000	1,441,291
Johnson & Johnson
2.05% due 03/01/23	728,000	710,146
3.38% due 12/05/23	636,000	670,745
Constellation Brands, Inc.
4.25% due 05/01/23	1,042,000	1,104,864
Merck & Co., Inc.
2.80% due 05/18/23	1,047,000	1,058,634
Abbott Laboratories
3.40% due 11/30/23	1,042,000	1,049,111
UnitedHealth Group, Inc.
2.88% due 03/15/23	636,000	642,836
2.75% due 02/15/23	314,000	313,460
Medtronic, Inc.
3.63% due 03/15/24	453,000	473,736
2.75% due 04/01/23	452,000	451,068
Aetna, Inc.
2.80% due 06/15/23	908,000	905,871
Zoetis, Inc.
3.25% due 02/01/23	871,000	882,772
Diageo Capital plc
2.63% due 04/29/23	863,000	862,097
Howard Hughes Corp.
3.50% due 09/01/23	773,000	813,312
Anheuser-Busch InBev Finance, Inc.
2.63% due 01/17/23	819,000	810,464
McKesson Corp.
3.80% due 03/15/24	652,000	674,231
HCA, Inc.
4.75% due 05/01/23	636,000	668,595
Procter & Gamble Co.
3.10% due 08/15/23	636,000	657,754
Kroger Co.
4.00% due 02/01/24	452,000	474,079
3.85% due 08/01/23	176,000	183,517
Bristol-Myers Squibb Co.
3.25% due 11/01/23	636,000	655,677
Anthem, Inc.
3.30% due 01/15/23	636,000	642,655
GlaxoSmithKline Capital, Inc.
2.80% due 03/18/23	636,000	639,434
St. Jude Medical LLC
3.25% due 04/15/23	636,000	634,324
Reynolds American, Inc.
4.85% due 09/15/23	544,000	592,393

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Consumer, Non-cyclical - 19.4% (continued)
Conagra Brands, Inc.
3.20% due 01/25/23	$570,000	$571,700
AbbVie, Inc.
2.85% due 05/14/23	580,000	570,016
Kellogg Co.
2.65% due 12/01/23	522,000	511,600
Pfizer, Inc.
3.00% due 06/15/23	496,000	509,877
Express Scripts Holding Co.
3.00% due 07/15/23	522,000	507,992
Gilead Sciences, Inc.
2.50% due 09/01/23	522,000	506,523
Amgen, Inc.
2.25% due 08/19/23	522,000	499,586
General Mills, Inc.
3.65% due 02/15/24	452,000	472,179
Colgate-Palmolive Co.
1.95% due 02/01/23	452,000	439,267
Mylan, Inc.
4.20% due 11/29/23	403,000	412,420
Dr Pepper Snapple Group, Inc.
3.13% due 12/15/23	314,000	315,929
Celgene Corp.
4.00% due 08/15/23	176,000	185,097
Total System Services, Inc.
3.75% due 06/01/23	176,000	177,854
Moody's Corp.
4.88% due 02/15/24	157,000	172,212
Cardinal Health, Inc.
3.20% due 03/15/23	87,000	88,659
Total Consumer, Non-cyclical		31,282,575
Energy - 13.0%
BP Capital Markets plc
3.22% due 11/28/23	938,000	942,402
2.75% due 05/10/23	909,000	897,061
3.99% due 09/26/23	452,000	476,501
Chevron Corp.
3.19% due 06/24/23	1,274,000	1,307,454
2.57% due 05/16/23	544,000	538,928
Exxon Mobil Corp.
2.73% due 03/01/23	908,000	911,111
3.18% due 03/15/24	812,000	830,958
Shell International Finance BV
2.25% due 01/06/23	819,000	798,887
3.40% due 08/12/23	732,000	755,135
Sabine Pass Liquefaction LLC
5.63% due 04/15/23	1,200,000	1,321,224
EOG Resources, Inc.
2.63% due 03/15/23	1,052,000	1,027,022
Kinder Morgan Energy Partners, LP
3.50% due 09/01/23	594,000	589,543
3.45% due 02/15/23	386,000	384,990
Spectra Energy Partners, LP
4.75% due 03/15/24	892,000	956,930
Schlumberger Investment S.A.
3.65% due 12/01/23	820,000	859,106

Guggenheim BulletShares 2023 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Energy - 13.0% (continued)
Williams Partners, LP / ACMP Finance Corp.
4.88% due 05/15/23	$820,000	$848,862
Halliburton Co.
3.50% due 08/01/23	771,000	792,495
Occidental Petroleum Corp.
2.70% due 02/15/23	715,000	710,064
Total Capital Canada Ltd.
2.75% due 07/15/23	704,000	702,579
MPLX, LP
4.50% due 07/15/23	651,000	684,450
TransCanada PipeLines Ltd.
3.75% due 10/16/23	636,000	663,747
Buckeye Partners, LP
4.15% due 07/01/23	594,000	609,868
Plains All American Pipeline, LP / PAA Finance Corp.
3.85% due 10/15/23	588,000	595,105
Total Capital International S.A.
2.70% due 01/25/23	544,000	543,089
Enterprise Products Operating LLC
3.90% due 02/15/24	451,000	468,244
Energy Transfer Partners, LP
3.60% due 02/01/23	403,000	401,380
Enbridge, Inc.
4.00% due 10/01/23	360,000	371,055
DCP Midstream Operating, LP
3.88% due 03/15/23	229,000	222,130
Williams Partners, LP
4.50% due 11/15/23	176,000	185,227
Regency Energy Partners, LP / Regency Energy Finance Corp.
4.50% due 11/01/23	176,000	183,384
Spectra Energy Capital LLC
3.30% due 03/15/23	176,000	174,029
Apache Corp.
2.63% due 01/15/23	176,000	172,440
Total Energy		20,925,400
Communications - 9.3%
Verizon Communications, Inc.
5.15% due 09/15/23	2,900,000	3,192,048
4.15% due 03/15/24	1,042,000	1,086,313
AT&T, Inc.
3.60% due 02/17/23	1,862,000	1,881,858
Comcast Corp.
2.75% due 03/01/23	728,000	723,086
2.85% due 01/15/23	636,000	638,160
Rogers Communications, Inc.
4.10% due 10/01/23	771,000	816,387
3.00% due 03/15/23	418,000	418,049
Vodafone Group plc
2.95% due 02/19/23	1,001,000	985,149
Time Warner Entertainment Co., LP
8.38% due 03/15/23	773,000	967,974
NBCUniversal Media LLC
2.88% due 01/15/23	820,000	819,531

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Communications - 9.3% (continued)
Viacom, Inc.
4.25% due 09/01/23	$728,000	$752,472
Cisco Systems, Inc.
2.20% due 09/20/23	522,000	505,962
2.60% due 02/28/23	229,000	228,891
Motorola Solutions, Inc.
3.50% due 03/01/23	684,000	675,061
Thomson Reuters Corp.
4.30% due 11/23/23	592,000	625,497
Telefonica Emisiones SAU
4.57% due 04/27/23	350,000	371,763
Time Warner, Inc.
4.05% due 12/15/23	176,000	182,778
Interpublic Group of Cos., Inc.
3.75% due 02/15/23	176,000	178,327
Total Communications		15,049,306
Consumer, Cyclical - 8.7%
Home Depot, Inc.
3.75% due 02/15/24	863,000	918,345
2.70% due 04/01/23	636,000	643,718
General Motors Financial Co., Inc.
3.70% due 05/09/23	908,000	918,223
4.25% due 05/15/23	317,000	329,670
CVS Health Corp.
4.00% due 12/05/23	1,092,000	1,148,990
Wal-Mart Stores, Inc.
2.55% due 04/11/23	1,000,000	1,000,997
Newell Brands, Inc.
3.85% due 04/01/23	908,000	947,537
Ford Motor Credit Co. LLC
4.38% due 08/06/23	900,000	945,013
General Motors Co.
4.88% due 10/02/23	863,000	927,432
Toyota Motor Credit Corp.
2.25% due 10/18/23	522,000	506,040
2.63% due 01/10/23	360,000	359,766
Ford Motor Credit Company LLC
3.10% due 05/04/23	800,000	788,154
Lowe's Cos., Inc.
3.88% due 09/15/23	588,000	628,361
Macy's Retail Holdings, Inc.
2.88% due 02/15/23	636,000	601,010
QVC, Inc.
4.38% due 03/15/23	592,000	598,947
Dollar General Corp.
3.25% due 04/15/23	588,000	588,654
Walgreens Boots Alliance, Inc.
3.10% due 06/01/23	544,000	545,390
Starbucks Corp.
3.85% due 10/01/23	360,000	388,597
Staples, Inc.
4.38% due 01/12/23[1]	314,000	322,617
Delphi Corp.
4.15% due 03/15/24	279,000	291,858
AutoZone, Inc.
3.13% due 07/15/23	229,000	228,659

Guggenheim BulletShares 2023 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Consumer, Cyclical - 8.7% (continued)
TJX Cos., Inc.
2.50% due 05/15/23	$176,000	$174,222
NIKE, Inc.
2.25% due 05/01/23	176,000	172,100
Total Consumer, Cyclical		13,974,300
Technology - 8.4%
Apple, Inc.
2.40% due 05/03/23	3,683,000	3,630,579
2.85% due 02/23/23	973,000	981,279
Microsoft Corp.
2.00% due 08/08/23	1,000,000	962,874
3.63% due 12/15/23	908,000	958,560
2.38% due 05/01/23	636,000	628,397
Oracle Corp.
2.40% due 09/15/23	1,868,000	1,828,912
3.63% due 07/15/23	636,000	669,590
International Business Machines Corp.
3.38% due 08/01/23	1,100,000	1,142,297
Fidelity National Information Services, Inc.
3.50% due 04/15/23	728,000	740,654
Analog Devices, Inc.
3.13% due 12/05/23	418,000	417,840
2.88% due 06/01/23	268,000	265,215
Seagate HDD Cayman
4.75% due 06/01/23	588,000	588,368
Maxim Integrated Products, Inc.
3.38% due 03/15/23	522,000	524,753
Texas Instruments, Inc.
2.25% due 05/01/23	282,000	273,787
Total Technology		13,613,105
Industrial - 5.0%
General Electric Co.
3.10% due 01/09/23	819,000	846,348
CSX Corp.
3.70% due 11/01/23	696,000	722,805
Caterpillar Financial Services Corp.
3.75% due 11/24/23	636,000	672,604
John Deere Capital Corp.
2.80% due 03/06/23	452,000	454,352
2.80% due 01/27/23	178,000	178,908
Precision Castparts Corp.
2.50% due 01/15/23	620,000	613,893
Illinois Tool Works, Inc.
3.50% due 03/01/24	576,000	601,961
Ingersoll-Rand Global Holding Co., Ltd.
4.25% due 06/15/23	544,000	582,816
Burlington Northern Santa Fe, LLC
3.85% due 09/01/23	544,000	579,772
Norfolk Southern Corp.
2.90% due 02/15/23	504,000	502,554
Packaging Corp. of America
4.50% due 11/01/23	455,000	483,326

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Industrial - 5.0% (continued)
Northrop Grumman Corp.
3.25% due 08/01/23	$360,000	$369,814
General Dynamics Corp.
1.88% due 08/15/23	360,000	343,767
Emerson Electric Co.
2.63% due 02/15/23	317,000	317,175
Agilent Technologies, Inc.
3.88% due 07/15/23	268,000	279,217
Waste Management, Inc.
2.40% due 05/15/23	230,000	226,045
Republic Services, Inc.
4.75% due 05/15/23	176,000	194,458
Cummins, Inc.
3.65% due 10/01/23	176,000	185,007
Total Industrial		8,154,822
Basic Materials - 3.7%
Freeport-McMoRan, Inc.
3.88% due 03/15/23	1,520,000	1,405,999
Nucor Corp.
4.00% due 08/01/23	636,000	675,335
Agrium, Inc.
3.50% due 06/01/23	636,000	646,167
El du Pont de Nemours & Co.
2.80% due 02/15/23	636,000	632,636
Goldcorp, Inc.
3.70% due 03/15/23	613,000	626,545
LYB International Finance BV
4.00% due 07/15/23	544,000	572,876
Mosaic Co.
4.25% due 11/15/23	488,000	508,500
Praxair, Inc.
2.70% due 02/21/23	360,000	359,491
Barrick Gold Corp.
4.10% due 05/01/23	294,000	316,114
Reliance Steel & Aluminum Co.
4.50% due 04/15/23	176,000	183,561
Total Basic Materials		5,927,224
Utilities - 3.0%
Florida Power & Light Co.
3.25% due 06/01/24	437,000	451,905
2.75% due 06/01/23	412,000	416,179
Southern Co.
2.95% due 07/01/23	820,000	807,625
National Fuel Gas Co.
3.75% due 03/01/23	544,000	541,970
Southern California Edison Co.
3.50% due 10/01/23	452,000	473,178
Black Hills Corp.
4.25% due 11/30/23	360,000	380,680
Sempra Energy
4.05% due 12/01/23	360,000	378,177
PPL Capital Funding, Inc.
3.40% due 06/01/23	360,000	366,440
Duke Energy Carolinas LLC
2.50% due 03/15/23	314,000	312,793
Virginia Electric & Power Co.
2.75% due 03/15/23	307,000	305,728
Delmarva Power & Light Co.
3.50% due 11/15/23	178,000	182,528

Guggenheim BulletShares 2023 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Utilities - 3.0% (continued)
Public Service Electric & Gas Co.
2.38% due 05/15/23	$178,000	$175,531
Total Utilities		4,792,734
Diversified - 0.3%
Leucadia National Corp.
5.50% due 10/18/23	452,000	481,709
Total Corporate Bonds
(Cost $158,441,099)		159,279,660

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 0.2%
Joint Repurchase Agreements
RBC Dominion Securities, Inc.
issued 02/28/17 at 0.51%
due 03/01/17	$250,000	$ 250,000
Citigroup Global Markets, Inc.
issued 02/28/17 at 0.55%
due 03/01/17	16,368	16,368
Total Securities Lending Collateral
(Cost $266,368)		266,368
Total Investments - 99.0%
(Cost $158,707,467)		$159,546,028
Other Assets & Liabilities, net - 1.0%		1,629,169
Total Net Assets - 100.0%		$161,175,197

††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at February 28, 2017 — See Note 4.
2	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2023.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2017 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$159,279,660	$—	$159,279,660
Securities Lending Collateral	—	266,368	—	266,368
Total	$—	$159,546,028	$—	$159,546,028

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2017, there were no transfers between levels.

Guggenheim BulletShares 2024 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.5%
Financial - 39.7%
Bank of America Corp.
4.20% due 08/26/24	$2,401,000	$2,481,981
4.00% due 04/01/24	2,115,000	2,201,903
4.13% due 01/22/24	1,931,000	2,024,420
JPMorgan Chase & Co.
3.88% due 09/10/24	2,149,000	2,199,661
3.63% due 05/13/24	1,189,000	1,220,283
3.13% due 01/23/25	1,148,000	1,137,122
3.88% due 02/01/24	889,000	929,948
Morgan Stanley
3.70% due 10/23/24	2,558,000	2,617,125
3.88% due 04/29/24	2,480,000	2,568,423
Goldman Sachs Group, Inc.
4.00% due 03/03/24	1,971,000	2,056,823
3.85% due 07/08/24	1,281,000	1,319,466
3.50% due 01/23/25	1,044,000	1,047,598
Credit Suisse AG NY
3.63% due 09/09/24	2,550,000	2,593,102
Wells Fargo & Co.
3.30% due 09/09/24	1,777,000	1,790,313
4.48% due 01/16/24	549,000	585,927
Royal Bank of Scotland Group plc
5.13% due 05/28/24	2,000,000	2,027,506
Bank of New York Mellon Corp.
3.40% due 05/15/24	676,000	692,071
3.65% due 02/04/24	472,000	493,777
3.25% due 09/11/24	418,000	424,205
HSBC Holdings plc
4.25% due 03/14/24	1,450,000	1,478,345
Citigroup, Inc.
4.00% due 08/05/24	678,000	688,253
3.75% due 06/16/24	394,000	405,153
Synchrony Financial
4.25% due 08/15/24	1,047,000	1,085,420
Sumitomo Mitsui Banking Corp.
3.95% due 01/10/24	500,000	523,761
3.40% due 07/11/24	500,000	505,375
Deutsche Bank AG
3.70% due 05/30/24	1,044,000	1,019,427
State Street Corp.
3.30% due 12/16/24	969,000	989,775
Santander UK plc
4.00% due 03/13/24	913,000	953,126
BlackRock, Inc.
3.50% due 03/18/24	889,000	932,553
MasterCard, Inc.
3.38% due 04/01/24	891,000	928,667
American International Group, Inc.
4.13% due 02/15/24	891,000	927,649
Barclays plc
4.38% due 09/11/24	900,000	905,065
MPT Operating Partnership Limited Partnership / MPT Finance Corp.
6.38% due 03/01/24	836,000	896,610

	Face Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Financial - 39.7% (continued)
Intesa Sanpaolo SpA
5.25% due 01/12/24	$850,000	$895,733
American Express Co.
3.63% due 12/05/24	865,000	881,250
MetLife, Inc.
3.60% due 04/10/24	783,000	813,499
BPCE S.A.
4.00% due 04/15/24	750,000	782,238
US Bancorp
3.60% due 09/11/24	732,000	753,494
Simon Property Group, LP
3.38% due 10/01/24	735,000	750,377
American Tower Corp.
5.00% due 02/15/24	655,000	709,629
BNP Paribas S.A.
4.25% due 10/15/24	700,000	707,370
HCP, Inc.
3.88% due 08/15/24	681,000	691,167
Aflac, Inc.
3.63% due 11/15/24	657,000	680,768
Prudential Financial, Inc.
3.50% due 05/15/24	654,000	673,423
Discover Financial Services
3.95% due 11/06/24	654,000	658,992
Chubb INA Holdings, Inc.
3.35% due 05/15/24	639,000	655,760
PNC Financial Services Group, Inc.
3.90% due 04/29/24	615,000	638,858
Lloyds Banking Group plc
4.50% due 11/04/24	600,000	617,248
Aon plc
3.50% due 06/14/24	605,000	609,814
HSBC USA, Inc.
3.50% due 06/23/24	600,000	607,550
Capital One Financial Corp.
3.75% due 04/24/24	553,000	568,932
Marsh & McLennan Companies, Inc.
3.50% due 06/03/24	522,000	533,855
PNC Bank North America
3.30% due 10/30/24	500,000	507,571
Invesco Finance plc
4.00% due 01/30/24	472,000	496,298
Ameriprise Financial, Inc.
3.70% due 10/15/24	472,000	488,016
CNA Financial Corp.
3.95% due 05/15/24	466,000	480,887
Assured Guaranty US Holdings, Inc.
5.00% due 07/01/24[1]	419,000	458,271
Brown & Brown, Inc.
4.20% due 09/15/24	446,000	452,327
WP Carey, Inc.
4.60% due 04/01/24	419,000	434,298
Nasdaq, Inc.
4.25% due 06/01/24	318,000	330,394

Guggenheim BulletShares 2024 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Financial - 39.7% (continued)
Air Lease Corp.
4.25% due 09/15/24	$238,000	$247,224
Stifel Financial Corp.
4.25% due 07/18/24	210,000	212,858
Total Financial		59,988,934
Energy - 16.2%
Sabine Pass Liquefaction LLC
5.75% due 05/15/24	1,700,000	1,883,718
5.63% due 03/01/25	1,670,000	1,837,000
Total Capital International S.A.
3.75% due 04/10/24	1,047,000	1,097,318
3.70% due 01/15/24	812,000	848,980
BP Capital Markets plc
3.81% due 02/10/24	1,043,000	1,083,367
3.54% due 11/04/24	606,000	616,021
Kinder Morgan Energy Partners, LP
4.15% due 02/01/24	631,000	645,605
4.30% due 05/01/24	627,000	643,024
4.25% due 09/01/24	367,000	375,886
CNOOC Nexen Finance 2014 ULC
4.25% due 04/30/24	1,500,000	1,573,084
MPLX, LP
4.88% due 12/01/24	1,044,000	1,114,927
Williams Partners, LP
4.30% due 03/04/24	948,000	982,779
Statoil ASA
3.70% due 03/01/24	918,000	961,934
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
3.60% due 11/01/24	891,000	871,435
Noble Energy, Inc.
3.90% due 11/15/24	795,000	814,074
Cimarex Energy Co.
4.38% due 06/01/24	608,000	640,557
ConocoPhillips Co.
3.35% due 11/15/24	631,000	634,302
Enable Midstream Partners, LP
3.90% due 05/15/24	626,000	613,863
Husky Energy, Inc.
4.00% due 04/15/24	575,000	590,468
Suncor Energy, Inc.
3.60% due 12/01/24	572,000	585,822
Murphy Oil Corp.
6.88% due 08/15/24	522,000	560,106
Boardwalk Pipelines, LP
4.95% due 12/15/24	522,000	551,047
Williams Partners Limited Partnership / ACMP Finance Corp.
4.88% due 03/15/24	471,000	486,975
Marathon Petroleum Corp.
3.63% due 09/15/24	473,000	470,804
Anadarko Petroleum Corp.
3.45% due 07/15/24	471,000	468,336

	Face Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Energy - 16.2% (continued)
Helmerich & Payne International Drilling Co.
4.65% due 03/15/25	$418,000	$438,763
Kerr-McGee Corp.
6.95% due 07/01/24	364,000	436,243
Sunoco Logistics Partners Operations, LP
4.25% due 04/01/24	400,000	408,707
Oceaneering International, Inc.
4.65% due 11/15/24	400,000	407,004
Canadian Natural Resources Ltd.
3.80% due 04/15/24	397,000	401,367
Enbridge, Inc.
3.50% due 06/10/24	397,000	394,360
ONEOK Partners, LP
4.90% due 03/15/25	314,000	336,750
EnLink Midstream Partners, LP
4.40% due 04/01/24	314,000	319,861
Ensco plc
4.50% due 10/01/24	282,000	243,225
Equities Midstream Partners, LP
4.00% due 08/01/24	190,000	191,958
Total Energy		24,529,670
Consumer, Non-cyclical - 11.9%
HCA, Inc.
5.00% due 03/15/24	1,629,000	1,720,631
Novartis Capital Corp.
3.40% due 05/06/24	1,465,000	1,518,832
Becton Dickinson and Co.
3.73% due 12/15/24	1,413,000	1,463,693
Gilead Sciences, Inc.
3.70% due 04/01/24	1,259,000	1,296,389
Amgen, Inc.
3.63% due 05/22/24	1,251,000	1,290,918
Anheuser-Busch InBev Finance, Inc.
3.70% due 02/01/24	1,147,000	1,186,640
Altria Group, Inc.
4.00% due 01/31/24	939,000	992,545
Tyson Foods, Inc.
3.95% due 08/15/24	861,000	882,596
Pfizer, Inc.
3.40% due 05/15/24	813,000	846,576
Actavis Funding SCS
3.85% due 06/15/24	811,000	826,349
Philip Morris International, Inc.
3.25% due 11/10/24	813,000	821,740
Celgene Corp.
3.63% due 05/15/24	783,000	790,801
Express Scripts Holding Co.
3.50% due 06/15/24	553,000	542,893
Humana, Inc.
3.85% due 10/01/24	522,000	534,863
Stryker Corp.
3.38% due 05/15/24	522,000	528,809
Wyeth LLC
6.45% due 02/01/24	394,000	481,287

Guggenheim BulletShares 2024 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Consumer, Non-cyclical - 11.9% (continued)
Anthem, Inc.
3.50% due 08/15/24	$473,000	$476,413
Aetna, Inc.
3.50% due 11/15/24	400,000	411,317
Perrigo Finance Unlimited Co.
3.90% due 12/15/24	400,000	399,131
Colgate-Palmolive Co.
3.25% due 03/15/24	367,000	380,399
Clorox Co.
3.50% due 12/15/24	367,000	376,688
AmerisourceBergen Corp.
3.40% due 05/15/24	210,000	213,533
Total Consumer, Non-cyclical		17,983,043
Communications - 9.5%
Comcast Corp.
3.00% due 02/01/24	1,356,000	1,354,366
3.60% due 03/01/24	657,000	680,838
Verizon Communications, Inc.
3.50% due 11/01/24	2,026,000	2,033,803
AT&T, Inc.
4.45% due 04/01/24	1,135,000	1,191,633
3.90% due 03/11/24	801,000	816,253
Amazon.com, Inc.
3.80% due 12/05/24	973,000	1,033,097
Cisco Systems, Inc.
3.63% due 03/04/24	869,000	917,027
Alphabet, Inc.
3.38% due 02/25/24	771,000	811,525
WPP Finance 2010
3.75% due 09/19/24	684,000	695,097
Time Warner, Inc.
3.55% due 06/01/24	667,000	666,797
eBay, Inc.
3.45% due 08/01/24	583,000	582,416
CBS Corp.
3.70% due 08/15/24	575,000	581,546
21st Century Fox America, Inc.
3.70% due 09/15/24	533,000	545,351
Omnicom Group, Inc.
3.65% due 11/01/24	523,000	534,561
Interpublic Group of Companies, Inc.
4.20% due 04/15/24	400,000	414,847
Scripps Networks Interactive, Inc.
3.90% due 11/15/24	400,000	408,980
Viacom, Inc.
3.88% due 04/01/24	367,000	366,125
Motorola Solutions, Inc.
4.00% due 09/01/24	277,000	278,054
Expedia, Inc.
4.50% due 08/15/24	253,000	264,435

	Face Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Communications - 9.5% (continued)
Juniper Networks, Inc.
4.50% due 03/15/24	$210,000	$221,641
Total Communications		14,398,392
Consumer, Cyclical - 5.4%
Walgreens Boots Alliance, Inc.
3.80% due 11/18/24	1,629,000	1,665,848
Ford Motor Credit Company LLC
3.81% due 01/09/24	700,000	706,898
3.66% due 09/08/24	600,000	597,260
Wal-Mart Stores, Inc.
3.30% due 04/22/24	1,233,000	1,284,284
Target Corp.
3.50% due 07/01/24	765,000	794,815
QVC, Inc.
4.85% due 04/01/24	773,000	788,869
CVS Health Corp.
3.38% due 08/12/24	497,000	502,877
Macy's Retail Holdings, Inc.
3.63% due 06/01/24[1]	471,000	455,443
Magna International, Inc.
3.63% due 06/15/24	417,000	426,180
McDonald's Corp.
3.25% due 06/10/24[1]	364,000	374,172
Newell Brands, Inc.
4.00% due 12/01/24	277,000	286,755
Johnson Controls, Inc.
3.63% due 07/02/24	210,000	215,558
Total Consumer, Cyclical		8,098,959
Technology - 5.2%
Apple, Inc.
3.45% due 05/06/24	2,168,000	2,253,866
International Business Machines Corp.
3.63% due 02/12/24	1,800,000	1,883,691
Oracle Corp.
3.40% due 07/08/24	1,649,000	1,696,214
KLA-Tencor Corp.
4.65% due 11/01/24	1,107,000	1,188,585
Fidelity National Information Services, Inc.
3.88% due 06/05/24	453,000	465,677
Pitney Bowes, Inc.
4.63% due 03/15/24[1]	305,000	300,878
CDK Global, Inc.
5.00% due 10/15/24	136,000	136,915
Total Technology		7,925,826
Industrial - 5.0%
Arconic, Inc.
5.13% due 10/01/24[1]	1,259,000	1,309,990
Burlington Northern Santa Fe LLC
3.40% due 09/01/24	608,000	629,493
3.75% due 04/01/24	453,000	479,327
General Electric Co.
3.38% due 03/11/24	575,000	598,514
3.45% due 05/15/24	470,000	490,586

Guggenheim BulletShares 2024 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Industrial - 5.0% (continued)
Caterpillar, Inc.
3.40% due 05/15/24	$939,000	$975,837
FedEx Corp.
4.00% due 01/15/24	667,000	710,887
Keysight Technologies, Inc.
4.55% due 10/30/24	626,000	629,013
Fluor Corp.
3.50% due 12/15/24	418,000	431,459
CSX Corp.
3.40% due 08/01/24	367,000	374,056
Ingram Micro, Inc.
5.45% due 12/15/24	367,000	366,597
John Deere Capital Corp.
3.35% due 06/12/24	210,000	215,954
Parker-Hannifin Corp.
3.30% due 11/21/24	190,000	194,105
Ingersoll-Rand Luxembourg Finance S.A.
3.55% due 11/01/24	190,000	193,555
Total Industrial		7,599,373
Basic Materials - 3.6%
LyondellBasell Industries N.V.
5.75% due 04/15/24	850,000	978,402
Potash Corporation of Saskatchewan, Inc.
3.63% due 03/15/24	795,000	797,544
Freeport-McMoRan, Inc.
4.55% due 11/14/24	814,000	765,160
Monsanto Co.
3.38% due 07/15/24	709,000	716,797
International Paper Co.
3.65% due 06/15/24	653,000	667,819
Eastman Chemical Co.
3.80% due 03/15/25	604,000	619,390
Dow Chemical Co.
3.50% due 10/01/24	575,000	587,694

	Face Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Basic Materials - 3.6% (continued)
Georgia-Pacific LLC
8.00% due 01/15/24	$253,000	$328,940
Total Basic Materials		5,461,746
Utilities - 2.0%
Duke Energy Corp.
3.75% due 04/15/24	783,000	811,993
American Water Capital Corp.
3.40% due 03/01/25	522,000	537,646
Sempra Energy
3.55% due 06/15/24	521,000	536,423
Dominion Resources, Inc.
3.63% due 12/01/24	504,000	511,558
Southern California Gas Co.
3.15% due 09/15/24	367,000	375,854
MidAmerican Energy Co.
3.50% due 10/15/24	314,000	326,417
Total Utilities		3,099,891
Total Corporate Bonds
(Cost $148,151,337)		149,085,834
SECURITIES LENDING COLLATERAL††,2 - 1.3%
Joint Repurchase Agreements
Citigroup Global Markets, Inc.
issued 02/28/17 at 0.54%
due 03/01/17	445,114	445,114
BNP Paribas Securities Corp.
issued 02/28/17 at 0.53%
due 03/01/17	445,114	445,114
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 02/28/17 at 0.52%
due 03/01/17	445,114	445,114
RBC Dominion Securities, Inc.
issued 02/28/17 at 0.51%
due 03/01/17	445,114	445,114
J.P. Morgan Securities LLC
issued 02/28/17 at 0.52%
due 03/01/17	131,927	131,927
Total Securities Lending Collateral
(Cost $1,912,383)		1,912,383
Total Investments - 99.8%
(Cost $150,063,720)		$150,998,217
Other Assets & Liabilities, net - 0.2%		288,370
Total Net Assets - 100.0%		$151,286,587

††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at February 28, 2017 — See Note 4.
2	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2024.
See Sector Classification in Supplemental Information section.

Other Information (unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$149,085,834	$—	$149,085,834
Securities Lending Collateral	—	1,912,383	—	1,912,383
Total	$—	$150,998,217	$—	$150,998,217

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2017, there were no transfers between levels.

Guggenheim BulletShares 2025 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.6%
Financial - 31.9%
Bank of America Corp.
3.88% due 08/01/25	$800,000	$819,181
4.00% due 01/22/25	500,000	504,299
3.95% due 04/21/25	500,000	502,725
Citigroup, Inc.
4.40% due 06/10/25	500,000	514,481
5.50% due 09/13/25	400,000	441,391
3.30% due 04/27/25	400,000	393,999
3.88% due 03/26/25	300,000	299,308
Goldman Sachs Group, Inc.
3.50% due 01/23/25	500,000	501,723
4.25% due 10/21/25	400,000	410,839
3.75% due 05/22/25	400,000	406,517
3.75% due 02/25/26	300,000	303,769
Morgan Stanley
4.00% due 07/23/25	700,000	726,087
5.00% due 11/24/25	400,000	432,149
Wells Fargo & Co.
3.55% due 09/29/25	600,000	605,884
3.00% due 02/19/25	500,000	489,657
JPMorgan Chase & Co.
3.90% due 07/15/25	500,000	520,435
3.13% due 01/23/25	500,000	495,262
Visa, Inc.
3.15% due 12/14/25	900,000	911,959
Capital One Financial Corp.
4.20% due 10/29/25	400,000	407,399
3.20% due 02/05/25	200,000	196,954
GE Capital International Funding Company Unlimited Co
3.37% due 11/15/25	500,000	515,841
Branch Banking & Trust Co.
3.63% due 09/16/25	400,000	412,338
Santander Issuances SAU
5.18% due 11/19/25	400,000	411,113
HSBC Holdings plc
4.25% due 08/18/25	400,000	406,586
Barclays plc
3.65% due 03/16/25	400,000	391,628
State Street Corp.
3.55% due 08/18/25	300,000	310,131
Marsh & McLennan Companies, Inc.
3.75% due 03/14/26	200,000	206,372
3.50% due 03/10/25	100,000	101,652
Santander Holdings USA, Inc.
4.50% due 07/17/25	300,000	307,590
Lloyds Banking Group plc
4.58% due 12/10/25	300,000	306,037
American Tower Corp.
4.00% due 06/01/25	200,000	202,234
4.40% due 02/15/26	100,000	103,577
PNC Bank North America
3.25% due 06/01/25	300,000	303,803
Ventas Realty, LP
4.13% due 01/15/26	200,000	204,552
3.50% due 02/01/25	100,000	98,411

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Financial - 31.9% (continued)
Simon Property Group, LP
3.30% due 01/15/26	$200,000	$200,088
3.50% due 09/01/25	100,000	102,474
Boston Properties, LP
3.65% due 02/01/26	300,000	301,461
Aon plc
3.88% due 12/15/25	250,000	257,151
Cooperatieve Rabobank UA
4.38% due 08/04/25	250,000	255,490
KeyBank North America/Cleveland OH
3.30% due 06/01/25	250,000	251,569
Brixmor Operating Partnership, LP
3.85% due 02/01/25	250,000	250,737
Crown Castle International Corp.
4.45% due 02/15/26	200,000	208,362
Lloyds Bank plc
3.50% due 05/14/25	200,000	205,636
Trinity Acquisition plc
4.40% due 03/15/26	200,000	205,105
AvalonBay Communities, Inc.
3.45% due 06/01/25	200,000	202,736
MetLife, Inc.
3.60% due 11/13/25[1]	100,000	102,705
3.00% due 03/01/25	100,000	99,123
American International Group, Inc.
3.75% due 07/10/25	200,000	201,751
Berkshire Hathaway, Inc.
3.13% due 03/15/26	200,000	201,179
HCP, Inc.
4.00% due 06/01/25	100,000	101,881
3.40% due 02/01/25	100,000	97,802
National Rural Utilities Cooperative Finance Corp.
2.85% due 01/27/25	200,000	198,899
Bank of New York Mellon Corp.
3.00% due 02/24/25	200,000	198,858
Deutsche Bank AG
4.50% due 04/01/25[1]	200,000	191,868
TD Ameritrade Holding Corp.
3.63% due 04/01/25	150,000	153,818
Northern Trust Corp.
3.95% due 10/30/25	100,000	106,067
Synchrony Financial
4.50% due 07/23/25	100,000	104,974
CBRE Services, Inc.
4.88% due 03/01/26	100,000	103,537
Prologis, LP
3.75% due 11/01/25	100,000	103,413
Citizens Financial Group, Inc.
4.30% due 12/03/25	100,000	103,181
Welltower, Inc.
4.00% due 06/01/25	100,000	102,848

Guggenheim BulletShares 2025 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Financial - 31.9% (continued)
Chubb INA Holdings, Inc.
3.15% due 03/15/25	$100,000	$100,968
Host Hotels & Resorts, LP
4.00% due 06/15/25	100,000	100,929
CME Group, Inc.
3.00% due 03/15/25	100,000	100,526
Brookfield Asset Management, Inc.
4.00% due 01/15/25	100,000	100,429
Essex Portfolio, LP
3.50% due 04/01/25	100,000	100,108
Discover Financial Services
3.75% due 03/04/25	100,000	99,129
MUFG Americas Holdings Corp.
3.00% due 02/10/25	100,000	97,076
Total Financial		19,477,761
Consumer, Non-cyclical - 24.2%
Gilead Sciences, Inc.
3.65% due 03/01/26	600,000	609,457
3.50% due 02/01/25	500,000	505,989
Medtronic, Inc.
3.50% due 03/15/25	900,000	924,666
Actavis Funding SCS
3.80% due 03/15/25	900,000	911,080
AbbVie, Inc.
3.60% due 05/14/25	800,000	798,037
HCA, Inc.
5.25% due 06/15/26	400,000	423,500
5.25% due 04/15/25	200,000	213,750
Merck & Company, Inc.
2.75% due 02/10/25	600,000	595,592
Reynolds American, Inc.
4.45% due 06/12/25	500,000	529,574
UnitedHealth Group, Inc.
3.75% due 07/15/25	500,000	524,367
Celgene Corp.
3.88% due 08/15/25	500,000	512,132
AstraZeneca plc
3.38% due 11/16/25	500,000	503,479
Anheuser-Busch InBev Finance, Inc.
3.65% due 02/01/26	400,000	407,666
Kraft Heinz Foods Co.
3.95% due 07/15/25	400,000	407,604
Stryker Corp.
3.50% due 03/15/26	200,000	204,292
3.38% due 11/01/25	200,000	201,645
Novartis Capital Corp.
3.00% due 11/20/25	400,000	401,479
PepsiCo, Inc.
2.85% due 02/24/26	200,000	198,214
3.50% due 07/17/25	100,000	104,227
2.75% due 04/30/25	100,000	98,637
Coca-Cola Co.
2.88% due 10/27/25	400,000	398,865

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Consumer, Non-cyclical - 24.2% (continued)
S&P Global, Inc.
4.40% due 02/15/26	$200,000	$213,212
4.00% due 06/15/25	100,000	103,950
Automatic Data Processing, Inc.
3.38% due 09/15/25	300,000	311,929
Baxalta, Inc.
4.00% due 06/23/25	300,000	306,550
Laboratory Corp. of America Holdings
3.60% due 02/01/25	300,000	296,243
Philip Morris International, Inc.
2.75% due 02/25/26[1]	200,000	193,357
3.38% due 08/11/25	100,000	101,660
Johnson & Johnson
2.45% due 03/01/26	300,000	288,941
Abbott Laboratories
2.95% due 03/15/25	300,000	287,085
Whole Foods Market, Inc.
5.20% due 12/03/25	200,000	213,101
Mead Johnson Nutrition Co.
4.13% due 11/15/25	200,000	211,423
Cardinal Health, Inc.
3.75% due 09/15/25	200,000	208,102
Express Scripts Holding Co.
4.50% due 02/25/26	200,000	208,003
Biogen, Inc.
4.05% due 09/15/25	200,000	207,354
Perrigo Finance Unlimited Co.
4.38% due 03/15/26	200,000	204,245
Kroger Co.
3.50% due 02/01/26	200,000	201,487
Quest Diagnostics, Inc.
3.50% due 03/30/25	200,000	200,558
Zimmer Biomet Holdings, Inc.
3.55% due 04/01/25	200,000	198,625
Zoetis, Inc.
4.50% due 11/13/25	100,000	107,854
Danaher Corp.
3.35% due 09/15/25	100,000	103,493
Verisk Analytics, Inc.
4.00% due 06/15/25	100,000	102,879
Boston Scientific Corp.
3.85% due 05/15/25	100,000	102,164
Sysco Corp.
3.75% due 10/01/25	100,000	102,074
JM Smucker Co.
3.50% due 03/15/25	100,000	101,911
St. Jude Medical LLC
3.88% due 09/15/25	100,000	101,099
AmerisourceBergen Corp.
3.25% due 03/01/25	100,000	100,670
Dr Pepper Snapple Group, Inc.
3.40% due 11/15/25	100,000	100,588
Unilever Capital Corp.
3.10% due 07/30/25	100,000	100,042
Eli Lilly & Co.
2.75% due 06/01/25	100,000	99,419

Guggenheim BulletShares 2025 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Consumer, Non-cyclical - 24.2% (continued)
Cigna Corp.
3.25% due 04/15/25	$100,000	$99,325
Amgen, Inc.
3.13% due 05/01/25	100,000	99,058
Total Consumer, Non-cyclical		14,750,653
Energy - 11.3%
Shell International Finance BV
3.25% due 05/11/25	700,000	706,953
Exxon Mobil Corp.
2.71% due 03/06/25	500,000	490,978
3.04% due 03/01/26	200,000	200,073
Enterprise Products Operating LLC
3.75% due 02/15/25	300,000	305,708
3.70% due 02/15/26	200,000	202,877
MPLX, LP
4.88% due 06/01/25	200,000	213,504
4.00% due 02/15/25	200,000	201,999
Halliburton Co.
3.80% due 11/15/25	400,000	410,730
Energy Transfer Partners, LP
4.05% due 03/15/25	300,000	301,937
4.75% due 01/15/26	100,000	104,946
ConocoPhillips Co.
4.95% due 03/15/26	200,000	221,950
3.35% due 05/15/25	100,000	100,467
EOG Resources, Inc.
4.15% due 01/15/26	200,000	210,854
3.15% due 04/01/25	100,000	98,379
BP Capital Markets plc
3.51% due 03/17/25	300,000	304,002
Spectra Energy Partners, LP
3.50% due 03/15/25	300,000	296,249
Anadarko Petroleum Corp.
5.55% due 03/15/26[1]	200,000	225,031
Magellan Midstream Partners, LP
5.00% due 03/01/26	200,000	221,420
Columbia Pipeline Group, Inc.
4.50% due 06/01/25	200,000	212,653
Kinder Morgan, Inc.
4.30% due 06/01/25	200,000	206,030
Williams Partners, LP
4.00% due 09/15/25	100,000	101,432
3.90% due 01/15/25	100,000	100,558
Western Gas Partners, LP
3.95% due 06/01/25	200,000	200,487
Phillips 66 Partners, LP
3.61% due 02/15/25	200,000	198,234
TransCanada PipeLines Ltd.
4.88% due 01/15/26	120,000	134,932
Devon Energy Corp.
5.85% due 12/15/25[1]	100,000	115,181
Pioneer Natural Resources Co.
4.45% due 01/15/26	100,000	106,852

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Energy - 11.3% (continued)
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
4.65% due 10/15/25	$100,000	$104,428
Occidental Petroleum Corp.
3.50% due 06/15/25	100,000	102,042
Chevron Corp.
3.33% due 11/17/25	100,000	102,009
Canadian Natural Resources Ltd.
3.90% due 02/01/25	100,000	101,795
EnLink Midstream Partners, LP
4.15% due 06/01/25	100,000	100,108
Valero Energy Corp.
3.65% due 03/15/25	100,000	99,867
Marathon Oil Corp.
3.85% due 06/01/25	100,000	99,663
Total Energy		6,904,328
Technology - 9.6%
Microsoft Corp.
3.13% due 11/03/25	600,000	603,084
2.70% due 02/12/25	500,000	494,392
Apple, Inc.
3.20% due 05/13/25	400,000	405,789
2.50% due 02/09/25	400,000	387,084
3.25% due 02/23/26	200,000	203,244
Hewlett Packard Enterprise Co.
4.90% due 10/15/25	600,000	625,389
Qualcomm, Inc.
3.45% due 05/20/25	500,000	506,811
Oracle Corp.
2.95% due 05/15/25	500,000	495,578
Fidelity National Information Services, Inc.
5.00% due 10/15/25	400,000	438,872
Intel Corp.
3.70% due 07/29/25	400,000	421,037
Lam Research Corp.
3.80% due 03/15/25	300,000	303,623
Adobe Systems, Inc.
3.25% due 02/01/25	300,000	303,073
Applied Materials, Inc.
3.90% due 10/01/25	200,000	212,072
Fiserv, Inc.
3.85% due 06/01/25	200,000	206,766
International Business Machines Corp.
7.00% due 10/30/25	100,000	128,584
Analog Devices, Inc.
3.90% due 12/15/25	100,000	103,094
Total Technology		5,838,492
Communications - 7.4%
AT&T, Inc.
3.40% due 05/15/25	1,100,000	1,065,330
3.95% due 01/15/25	300,000	302,348
4.13% due 02/17/26	200,000	203,432

Guggenheim BulletShares 2025 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Communications - 7.4% (continued)
Comcast Corp.
3.38% due 08/15/25	$400,000	$402,736
3.38% due 02/15/25	300,000	302,987
3.15% due 03/01/26	200,000	197,259
Time Warner, Inc.
3.60% due 07/15/25	400,000	396,623
3.88% due 01/15/26	200,000	200,784
CBS Corp.
3.50% due 01/15/25	300,000	298,302
4.00% due 01/15/26	200,000	205,207
Priceline Group, Inc.
3.65% due 03/15/25	300,000	303,183
Discovery Communications LLC
4.90% due 03/11/26	100,000	105,294
Cisco Systems, Inc.
3.50% due 06/15/25	100,000	104,380
Scripps Networks Interactive, Inc.
3.95% due 06/15/25	100,000	102,826
Walt Disney Co.
3.15% due 09/17/25	100,000	102,594
21st Century Fox America, Inc.
3.70% due 10/15/25	100,000	102,152
Rogers Communications, Inc.
3.63% due 12/15/25	100,000	101,761
Total Communications		4,497,198
Consumer, Cyclical - 5.6%
CVS Health Corp.
3.88% due 07/20/25	655,000	677,623
McDonald's Corp.
3.70% due 01/30/26	400,000	411,185
3.38% due 05/26/25	100,000	101,665
General Motors Financial Company, Inc.
5.25% due 03/01/26	300,000	325,626
4.30% due 07/13/25	100,000	102,050
Ford Motor Credit Company LLC
4.13% due 08/04/25	400,000	405,765
Home Depot, Inc.
3.35% due 09/15/25	300,000	310,403
General Motors Financial Co., Inc.
4.00% due 01/15/25	200,000	201,849
BorgWarner, Inc.
3.38% due 03/15/25	200,000	199,535
Magna International, Inc.
4.15% due 10/01/25	100,000	105,816
Dollar General Corp.
4.15% due 11/01/25	100,000	103,846
Lowe's Companies, Inc.
3.38% due 09/15/25	100,000	102,556
Coach, Inc.
4.25% due 04/01/25[1]	100,000	102,348
General Motors Co.
4.00% due 04/01/25	100,000	100,879
QVC, Inc.
4.45% due 02/15/25	100,000	98,767

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Consumer, Cyclical - 5.6% (continued)
Kohl's Corp.
4.25% due 07/17/25	$100,000	$97,040
Total Consumer, Cyclical		3,446,953
Industrial - 4.8%
Lockheed Martin Corp.
3.55% due 01/15/26	400,000	409,770
2.90% due 03/01/25	400,000	393,698
Waste Management, Inc.
3.13% due 03/01/25	300,000	303,116
Republic Services, Inc.
3.20% due 03/15/25	300,000	300,024
Emerson Electric Co.
3.15% due 06/01/25	200,000	204,137
Burlington Northern Santa Fe LLC
3.00% due 04/01/25	200,000	200,380
Canadian Pacific Railway Co.
2.90% due 02/01/25	200,000	198,298
Canadian National Railway Co.
2.75% due 03/01/26	200,000	197,608
Masco Corp.
4.45% due 04/01/25	100,000	104,605
Harris Corp.
3.83% due 04/27/25	100,000	102,960
Union Pacific Corp.
3.25% due 08/15/25	100,000	102,403
3M Co.
3.00% due 08/07/25	100,000	102,023
Precision Castparts Corp.
3.25% due 06/15/25	100,000	100,970
CSX Corp.
3.35% due 11/01/25	100,000	100,562
FedEx Corp.
3.20% due 02/01/25	100,000	100,319
Total Industrial		2,920,873
Utilities - 2.3%
Pacific Gas & Electric Co.
3.50% due 06/15/25	200,000	205,290
2.95% due 03/01/26	200,000	196,943
Xcel Energy, Inc.
3.30% due 06/01/25	200,000	201,298
Virginia Electric & Power Co.
3.15% due 01/15/26	200,000	200,562
Southern Power Co.
4.15% due 12/01/25	100,000	104,535
Exelon Corp.
3.95% due 06/15/25	100,000	103,234
Dominion Resources, Inc.
3.90% due 10/01/25	100,000	102,768
WEC Energy Group, Inc.
3.55% due 06/15/25	100,000	102,354
Florida Power & Light Co.
3.13% due 12/01/25	100,000	101,997

Guggenheim BulletShares 2025 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Utilities - 2.3% (continued)
Duke Energy Progress LLC
3.25% due 08/15/25	$100,000	$101,645
Total Utilities		1,420,626
Basic Materials - 1.5%
International Paper Co.
3.80% due 01/15/26	200,000	204,073
Praxair, Inc.
3.20% due 01/30/26	200,000	203,917
Agrium, Inc.
3.38% due 03/15/25	200,000	197,286
Potash Corporation of Saskatchewan, Inc.
3.00% due 04/01/25	200,000	191,186
Rio Tinto Finance USA Ltd.
3.75% due 06/15/25	100,000	104,567
Total Basic Materials		901,029
Total Corporate Bonds
(Cost $60,515,051)		60,157,913

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 1.2%
Joint Repurchase Agreements
BNP Paribas Securities Corp.
issued 02/28/17 at 0.53%
due 03/01/17	$250,000	$250,000
HSBC Securities (USA), Inc.
issued 02/28/17 at 0.50%
due 03/01/17	250,000	250,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 02/28/17 at 0.52%
due 03/01/17	233,413	233,413
Total Securities Lending Collateral
(Cost $733,413)		733,413
Total Investments - 99.8%
(Cost $61,248,464)		$60,891,326
Other Assets & Liabilities, net - 0.2%		102,154
Total Net Assets - 100.0%		$60,993,480

††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at February 28, 2017 — See Note 4.
2	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed.  The corporate bonds may also have call dates in 2025.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2017 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$60,157,913	$—	$60,157,913
Securities Lending Collateral	—	733,413	—	733,413
Total	$—	$60,891,326	$—	$60,891,326

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2017, there were no transfers between levels.

Guggenheim BulletShares 2026 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.4%
Financial - 47.8%
Citigroup, Inc.
4.30% due 11/20/26	234,000	$238,661
3.40% due 05/01/26	234,000	229,326
3.20% due 10/21/26	234,000	225,581
4.60% due 03/09/26	117,000	121,761
3.70% due 01/12/26	117,000	117,610
Wells Fargo & Co.
3.00% due 04/22/26	350,000	338,457
3.00% due 10/23/26	350,000	336,506
4.10% due 06/03/26	234,000	239,697
Morgan Stanley
4.35% due 09/08/26	234,000	241,146
3.88% due 01/27/26	234,000	239,002
3.13% due 07/27/26	234,000	225,782
6.25% due 08/09/26	100,000	120,106
JPMorgan Chase & Co.
4.13% due 12/15/26	234,000	240,248
3.30% due 04/01/26	233,000	230,484
2.95% due 10/01/26	234,000	224,176
3.20% due 06/15/26	117,000	114,321
HSBC Holdings plc
4.30% due 03/08/26	400,000	419,210
3.90% due 05/25/26	200,000	202,915
Bank of America Corp.
4.45% due 03/03/26	234,000	243,139
3.50% due 04/19/26	233,000	231,746
4.25% due 10/22/26	117,000	119,488
Sumitomo Mitsui Financial Group, Inc.
3.01% due 10/19/26	234,000	224,437
2.63% due 07/14/26	234,000	218,304
3.78% due 03/09/26	117,000	119,954
Cooperatieve Rabobank UA
3.75% due 07/21/26	550,000	537,838
Barclays plc
5.20% due 05/12/26	200,000	207,843
4.38% due 01/12/26	200,000	204,082
Branch Banking & Trust Co.
3.80% due 10/30/26	300,000	312,573
US Bancorp
3.10% due 04/27/26	117,000	115,381
2.38% due 07/22/26	117,000	109,837
Mitsubishi UFJ Financial Group, Inc.
3.85% due 03/01/26	200,000	205,606
Royal Bank of Scotland Group plc
4.80% due 04/05/26	200,000	205,134
Fifth Third Bank/Cincinnati OH
3.85% due 03/15/26	200,000	203,274
SunTrust Bank/Atlanta GA
3.30% due 05/15/26	200,000	195,447
Mizuho Financial Group, Inc.
2.84% due 09/13/26	200,000	189,810
Manulife Financial Corp.
4.15% due 03/04/26	117,000	123,796
Welltower, Inc.
4.25% due 04/01/26	117,000	122,133

	Face Amount	Value
CORPORATE BONDS†† - 98.4% (continued)
Financial - 47.8% (continued)
Chubb INA Holdings, Inc.
3.35% due 05/03/26	$117,000	$119,161
American International Group, Inc.
3.90% due 04/01/26	117,000	118,700
Nasdaq, Inc.
3.85% due 06/30/26	117,000	118,058
Crown Castle International Corp.
3.70% due 06/15/26	117,000	115,689
Raymond James Financial, Inc.
3.63% due 09/15/26	117,000	115,519
Capital One Financial Corp.
3.75% due 07/28/26	117,000	114,733
Old Republic International Corp.
3.88% due 08/26/26	117,000	114,255
Bank of New York Mellon Corp.
2.80% due 05/04/26	117,000	113,644
Ameriprise Financial, Inc.
2.88% due 09/15/26	117,000	112,828
State Street Corp.
2.65% due 05/19/26	117,000	112,707
American Tower Corp.
3.38% due 10/15/26	117,000	112,086
ERP Operating, LP
2.85% due 11/01/26	117,000	110,996
Kimco Realty Corp.
2.80% due 10/01/26	117,000	109,887
Boston Properties, LP
2.75% due 10/01/26	117,000	108,977
Lloyds Banking Group plc
4.65% due 03/24/26	100,000	102,545
Total Financial		9,694,596
Consumer, Non-cyclical - 16.1%
Anheuser-Busch InBev Finance, Inc.
3.65% due 02/01/26	467,000	475,949
Shire Acquisitions Investments Ireland DAC
3.20% due 09/23/26	350,000	334,360
Aetna, Inc.
3.20% due 06/15/26	233,000	235,483
Procter & Gamble Co.
2.70% due 02/02/26	117,000	114,958
2.45% due 11/03/26	117,000	112,587
Molson Coors Brewing Co.
3.00% due 07/15/26	233,000	222,828
UnitedHealth Group, Inc.
3.10% due 03/15/26	117,000	116,820
Sysco Corp.
3.30% due 07/15/26	117,000	115,390
Kellogg Co.
3.25% due 04/01/26	117,000	115,357
Pfizer, Inc.
2.75% due 06/03/26	117,000	114,357

Guggenheim BulletShares 2026 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.4% (continued)
Consumer, Non-cyclical - 16.1% (continued)
Bunge Limited Finance Corp.
3.25% due 08/15/26	$117,000	$113,370
Ecolab, Inc.
2.70% due 11/01/26	117,000	112,831
AbbVie, Inc.
3.20% due 05/14/26	117,000	112,804
Thermo Fisher Scientific, Inc.
2.95% due 09/19/26	117,000	112,496
PepsiCo, Inc.
2.38% due 10/06/26	117,000	111,492
Archer-Daniels-Midland Co.
2.50% due 08/11/26	117,000	111,310
Kraft Heinz Foods Co.
3.00% due 06/01/26	117,000	110,705
Coca-Cola Co.
2.25% due 09/01/26	117,000	110,340
Baxter International, Inc.
2.60% due 08/15/26	117,000	110,010
Kroger Co.
2.65% due 10/15/26	117,000	109,109
Amgen, Inc.
2.60% due 08/19/26	117,000	108,838
Unilever Capital Corp.
2.00% due 07/28/26	100,000	91,520
Total Consumer, Non-cyclical		3,272,914
Consumer, Cyclical - 7.8%
Newell Brands, Inc.
4.20% due 04/01/26	234,000	246,447
Home Depot, Inc.
3.00% due 04/01/26	117,000	117,267
2.13% due 09/15/26	117,000	108,985
General Motors Financial Company, Inc.
4.00% due 10/06/26	117,000	116,701
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26	117,000	115,311
Marriott International, Inc.
3.13% due 06/15/26	117,000	112,733
CVS Health Corp.
2.88% due 06/01/26	117,000	112,448
Lowe's Companies, Inc.
2.50% due 04/15/26	117,000	111,736
NIKE, Inc.
2.38% due 11/01/26	117,000	111,097
Target Corp.
2.50% due 04/15/26	117,000	110,437
TJX Companies, Inc.
2.25% due 09/15/26	117,000	108,215
Under Armour, Inc.
3.25% due 06/15/26	117,000	105,572
Ford Motor Credit Company LLC
4.39% due 01/08/26	100,000	102,989
Total Consumer, Cyclical		1,579,938
Communications - 7.3%
Cisco Systems, Inc.
2.50% due 09/20/26	233,000	223,823
2.95% due 02/28/26	117,000	116,942

	Face Amount	Value
CORPORATE BONDS†† - 98.4% (continued)
Communications - 7.3% (continued)
Walt Disney Co.
3.00% due 02/13/26	$117,000	$117,309
1.85% due 07/30/26	117,000	106,056
Alphabet, Inc.
2.00% due 08/15/26	233,000	216,960
Verizon Communications, Inc.
2.63% due 08/15/26	233,000	213,804
Pacific Bell Telephone Co.
7.13% due 03/15/26	117,000	143,005
Priceline Group, Inc.
3.60% due 06/01/26	117,000	117,806
Omnicom Group, Inc.
3.60% due 04/15/26	117,000	117,611
Viacom, Inc.
3.45% due 10/04/26	117,000	112,233
Total Communications		1,485,549
Technology - 6.0%
Microsoft Corp.
2.40% due 08/08/26	350,000	333,005
Oracle Corp.
2.65% due 07/15/26	233,000	224,000
Apple, Inc.
2.45% due 08/04/26	233,000	221,177
NVIDIA Corp.
3.20% due 09/16/26	117,000	113,904
Intel Corp.
2.60% due 05/19/26	117,000	113,437
Fidelity National Information Services, Inc.
3.00% due 08/15/26	117,000	111,075
International Business Machines Corp.
3.45% due 02/19/26	100,000	102,664
Total Technology		1,219,262
Energy - 5.6%
Chevron Corp.
2.95% due 05/16/26	234,000	231,315
Shell International Finance BV
2.88% due 05/10/26	117,000	113,964
2.50% due 09/12/26	117,000	110,226
Occidental Petroleum Corp.
3.40% due 04/15/26	117,000	117,527
Buckeye Partners, LP
3.95% due 12/01/26	117,000	116,505
Sunoco Logistics Partners Operations, LP
3.90% due 07/15/26	117,000	115,781
BP Capital Markets plc
3.12% due 05/04/26	117,000	114,535
Valero Energy Corp.
3.40% due 09/15/26	117,000	113,371
Spectra Energy Partners, LP
3.38% due 10/15/26	117,000	113,076
Total Energy		1,146,300
Utilities - 3.9%
Southern Co.
3.25% due 07/01/26	234,000	227,920

Guggenheim BulletShares 2026 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.4% (continued)
Utilities - 3.9% (continued)
Exelon Corp.
3.40% due 04/15/26	$117,000	$116,042
Southern California Gas Co.
2.60% due 06/15/26	117,000	113,623
PPL Capital Funding, Inc.
3.10% due 05/15/26	117,000	113,305
Entergy Corp.
2.95% due 09/01/26	117,000	111,760
Duke Energy Corp.
2.65% due 09/01/26	117,000	110,165
Total Utilities		792,815
Industrial - 3.9%
FedEx Corp.
3.25% due 04/01/26	117,000	117,040
United Technologies Corp.
2.65% due 11/01/26	117,000	113,490

	Face
	Amount	Value
CORPORATE BONDS†† - 98.4% (continued)
Industrial - 3.9% (continued)
Illinois Tool Works, Inc.
2.65% due 11/15/26	$117,000	$113,357
Honeywell International, Inc.
2.50% due 11/01/26	117,000	111,782
3M Co.
2.25% due 09/19/26	117,000	110,438
CSX Corp.
2.60% due 11/01/26	117,000	109,973
General Dynamics Corp.
2.13% due 08/15/26	117,000	108,963
Total Industrial		785,043
Total Corporate Bonds
(Cost $20,267,716)		$19,976,417
Other Assets & Liabilities, net - 1.6%		323,065
Total Net Assets - 100.0%		$20,299,482

††	Value determined based on Level 2 inputs — See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2026.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2017 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$19,976,417	$—	$19,976,417
Total	$—	$19,976,417	$—	$19,976,417

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2017, there were no transfers between levels.

Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face	Value
	Amount
U.S. Government Securities†† - 12.1%
United States Treasury Bill
0.00% due 06/22/17[1]	$77,704,800	$77,579,151
Total U.S. Government Securities
(Cost $77,577,738)		77,579,151
CORPORATE BONDS†† - 84.3%
Communications - 23.4%
Sprint Communications, Inc.
8.38% due 08/15/17	20,230,000	20,811,612
9.13% due 03/01/17	16,307,000	16,307,000
Univision Communications, Inc.
6.75% due 09/15/22[2]	18,004,000	18,971,715
Cablevision Systems Corp.
8.63% due 09/15/17	14,572,000	15,045,590
T-Mobile USA, Inc.
6.46% due 04/28/19	13,589,000	13,708,990
DISH DBS Corp.
4.63% due 07/15/17	11,666,000	11,811,825
Match Group, Inc.
6.75% due 12/15/22	9,458,000	10,013,658
Altice Finco S.A.
9.88% due 12/15/20[2]	8,508,000	9,018,480
Frontier Communications Corp.
8.25% due 04/15/17[3]	7,898,000	7,962,171
Lamar Media Corp.
5.88% due 02/01/22	6,609,000	6,833,706
CenturyLink, Inc.
6.00% due 04/01/17	3,369,000	3,379,781
5.15% due 06/15/17	2,973,000	2,999,371
McClatchy Co.
9.00% due 12/15/22[3]	3,625,000	3,833,438
Spanish Broadcasting System, Inc.
12.50% due 04/15/17[2]	3,212,000	3,179,880
CPI International, Inc.
8.75% due 02/15/18	2,328,000	2,360,010
Bankrate, Inc.
6.13% due 08/15/18[2]	1,831,000	1,853,888
FairPoint Communications, Inc.
8.75% due 08/15/19[2]	1,403,000	1,459,120
Total Communications		149,550,235
Financial - 18.3%
CIT Group, Inc.
4.25% due 08/15/17	15,213,000	15,397,838
5.00% due 05/15/17[3]	11,104,000	11,186,725
Springleaf Finance Corp.
6.90% due 12/15/17	20,800,000	21,501,999
6.50% due 09/15/17	3,900,000	3,982,875
iStar, Inc.
4.00% due 11/01/17	9,649,000	9,709,307
9.00% due 06/01/17	6,362,000	6,493,216
International Lease Finance Corp.
8.75% due 03/15/17	10,345,000	10,369,674
8.88% due 09/01/17	4,366,000	4,525,549
Ally Financial, Inc.
6.25% due 12/01/17	7,884,000	8,163,646
3.25% due 09/29/17	3,477,000	3,511,335

	Face Amount	Value
CORPORATE BONDS†† - 84.3% (continued)
Financial - 18.3% (continued)
Navient Corp.
4.63% due 09/25/17	$5,637,000	$5,714,509
Aircastle Ltd.
6.75% due 04/15/17	4,913,000	4,939,039
HUB International Ltd.
9.25% due 02/15/21[2]	3,660,000	3,799,538
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
7.38% due 10/01/17	3,709,000	3,727,545
Synovus Financial Corp.
5.13% due 06/15/17	3,656,000	3,690,275
Total Financial		116,713,070
Consumer, Non-cyclical - 15.4%
United Rentals North America, Inc.
7.63% due 04/15/22	19,019,000	19,892,827
Spectrum Brands, Inc.
6.63% due 11/15/22	10,573,000	11,233,813
JBS USA LUX S.A. / JBS USA Finance, Inc.
8.25% due 02/01/20[2]	9,315,000	9,594,450
Service Corporation International
5.38% due 01/15/22	8,978,000	9,337,120
Fresenius Medical Care US Finance, Inc.
6.88% due 07/15/17	9,127,000	9,311,822
Hertz Corp.
6.75% due 04/15/19	8,823,000	8,845,058
Tesco plc
5.50% due 11/15/17[2]	8,094,000	8,287,058
Constellation Brands, Inc.
7.25% due 05/15/17	6,987,000	7,073,639
DS Services of America, Inc.
10.00% due 09/01/21[2]	5,797,000	6,318,730
FTI Consulting, Inc.
6.00% due 11/15/22	5,086,000	5,321,228
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[2]	2,747,000	2,743,566
Darling Ingredients, Inc.
5.38% due 01/15/22	176,000	183,480
Total Consumer, Non-cyclical		98,142,791
Consumer, Cyclical - 10.0%
Rite Aid Corp.
9.25% due 03/15/20	13,765,000	14,229,569
Goodyear Tire & Rubber Co.
7.00% due 05/15/22	11,055,000	11,580,113
Lennar Corp.
4.75% due 12/15/17	5,926,000	6,044,519
12.25% due 06/01/17	4,164,000	4,271,014
JC Penney Corporation, Inc.
7.95% due 04/01/17	6,419,000	6,451,095
American Axle & Manufacturing, Inc.
6.63% due 10/15/22[3]	3,843,000	3,996,720

Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 84.3% (continued)
Consumer, Cyclical - 10.0% (continued)
Sonic Automotive, Inc.
7.00% due 07/15/22	$3,101,000	$3,256,050
CalAtlantic Group, Inc.
8.40% due 05/15/17	2,818,000	2,857,001
Shingle Springs Tribal Gaming Authority
9.75% due 09/01/21[2]	2,363,000	2,587,485
DR Horton, Inc.
4.75% due 05/15/17	2,200,000	2,215,310
H&E Equipment Services, Inc.
7.00% due 09/01/22	1,960,000	2,072,700
Aramark Services, Inc.
5.75% due 03/15/20	1,888,000	1,919,341
KB Home
9.10% due 09/15/17	1,291,000	1,339,413
Isle of Capri Casinos, Inc.
8.88% due 06/15/20	555,000	579,281
Viking Cruises Ltd.
8.50% due 10/15/22[2]	473,000	496,059
Logan's Roadhouse, Inc.
10.75% due 10/15/17[4]	514,000	12,850
Total Consumer, Cyclical		63,908,520
Energy - 7.1%
NGPL PipeCo LLC
7.12% due 12/15/17[2]	21,235,000	22,110,943
Transocean, Inc.
4.25% due 10/15/17	9,609,000	9,689,716
Tesoro Corp.
4.25% due 10/01/17	8,959,000	9,082,186
Laredo Petroleum, Inc.
7.38% due 05/01/22	1,300,000	1,350,375
Oasis Petroleum, Inc.
6.88% due 01/15/23[3]	1,300,000	1,324,375
Seven Generations Energy Ltd.
8.25% due 05/15/20[2]	917,000	969,728
Sanchez Energy Corp.
7.75% due 06/15/21[3]	912,000	939,360
Targa Resources Partners LP / Targas Resources Finance Corp.
6.38% due 08/01/22	176,000	182,600
Total Energy		45,649,283
Basic Materials - 4.9%
Anglo American Capital plc
2.63% due 09/27/17[2]	9,275,000	9,286,593
Sappi Papier Holding GmbH
7.75% due 07/15/17[2]	8,750,000	8,816,719
Commercial Metals Co.
6.50% due 07/15/17	4,301,000	4,370,891
Teck Resources Ltd.
3.85% due 08/15/17	3,558,000	3,565,401

	Face Amount	Value
CORPORATE BONDS†† - 84.3% (continued)
Basic Materials - 4.9% (continued)
INEOS Group Holdings S.A.
5.88% due 02/15/19[2,3]	$2,900,000	$2,942,601
Steel Dynamics, Inc.
6.38% due 08/15/22	2,089,000	2,193,450
Total Basic Materials		31,175,655
Industrial - 2.8%
Case New Holland Industrial, Inc.
7.88% due 12/01/17	8,652,000	9,030,525
Orbital ATK, Inc.
5.25% due 10/01/21	5,191,000	5,372,685
ADS Tactical, Inc.
11.00% due 04/01/18[2]	1,763,000	1,778,426
Pactiv LLC
8.13% due 06/15/17	1,303,000	1,327,431
Terex Corp.
6.50% due 04/01/20	519,000	529,925
Total Industrial		18,038,992
Technology - 1.3%
CDW LLC / CDW Finance Corp.
6.00% due 08/15/22	6,864,000	7,293,000
Unisys Corp.
6.25% due 08/15/17	1,274,000	1,293,110
Total Technology		8,586,110
Utilities - 1.1%
Calpine Corp.
7.88% due 01/15/23[2]	6,444,000	6,719,803
Total Corporate Bonds
(Cost $535,117,842)		538,484,459
SECURITIES LENDING COLLATERAL††,5 - 1.8%
Joint Repurchase Agreements
Citigroup Global Markets, Inc.
issued 02/28/17 at 0.54%
due 03/01/17	$2,715,409	2,715,409
BNP Paribas Securities Corp.
issued 02/28/17 at 0.53%
due 03/01/17	2,715,409	2,715,409
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 02/28/17 at 0.52%
due 03/01/17	2,715,409	2,715,409
RBC Dominion Securities, Inc.
issued 02/28/17 at 0.51%
due 03/01/17	2,715,409	2,715,409
J.P. Morgan Securities LLC
issued 02/28/17 at 0.52%
due 03/01/17	804,811	804,811
Total Securities Lending Collateral
(Cost $11,666,447)		11,666,447
Total Investments - 98.2%
(Cost $624,362,027)		$627,730,057
Other Assets & Liabilities, net - 1.8%		11,214,432
Total Net Assets - 100.0%		$638,944,489

Other Information (unaudited)

††	Value determined based on Level 2 inputs — See Note 2.
1	Zero coupon rate security.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $120,934,782 (cost $119,580,582), or 18.9% of total net assets.

3	All or portion of this security is on loan at February 28, 2017 — See Note 4.
4	Security is in default of interest and/or principal obligations.
5	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2017.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2017 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
U.S. Government Securities	$—	$77,579,151	$—	$77,579,151
Corporate Bonds	—	538,484,459	—	538,484,459
Securities Lending Collateral	—	11,666,447	—	11,666,447
Total	$—	$627,730,057	$—	$627,730,057

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2017, there were no transfers between levels.

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Shares	Value
COMMON STOCKS - 0.0%**
Industrial - 0.0%**
Tervita Corp.*,†††	3,325	$28,263
*	–	–
Total Common Stocks
(Cost $28,263)		28,263

	Face
	Amount	Value
CORPORATE BONDS†† - 97.5%
Consumer, Cyclical - 17.2%
Dollar Tree, Inc.
5.75% due 03/01/23	$35,743,000	$38,110,973
Rite Aid Corp.
6.13% due 04/01/23[1]	25,850,000	27,488,890
Jaguar Land Rover Automotive plc
4.13% due 12/15/18[1]	8,230,000	8,427,520
5.63% due 02/01/23[1,2]	8,000,000	8,410,000
MGM Resorts International
11.38% due 03/01/18	10,283,000	11,272,739
Algeco Scotsman Global Finance plc
8.50% due 10/15/18[1]	10,500,000	10,263,750
American Airlines Group, Inc.
6.13% due 06/01/18	8,696,000	9,109,060
CalAtlantic Group, Inc.
8.38% due 05/15/18	8,432,000	9,032,780
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.38% due 11/01/18[2]	6,978,000	7,213,508
Lennar Corp.
6.95% due 06/01/18	3,146,000	3,334,760
4.13% due 12/01/18	3,214,000	3,302,385
JC Penney Corporation, Inc.
5.75% due 02/15/18[2]	5,381,000	5,548,887
TRU Taj LLC / TRU Taj Finance, Inc.
12.00% due 08/15/21[1]	5,900,000	5,501,750
United Continental Holdings, Inc.
6.38% due 06/01/18	5,056,000	5,308,800
Beacon Roofing Supply, Inc.
6.38% due 10/01/23	3,825,000	4,154,906
DR Horton, Inc.
3.75% due 03/01/19	4,000,000	4,119,240
Yum! Brands, Inc.
6.25% due 03/15/18	3,757,000	3,916,672
KB Home
7.25% due 06/15/18	3,603,000	3,810,173
International Automotive Components Group S.A.
9.13% due 06/01/18[1]	2,980,000	2,998,625
Sears Holdings Corp.
6.63% due 10/15/18[2]	2,940,000	2,778,300
Scientific Games Corp.
8.13% due 09/15/18[2]	2,500,000	2,509,375
NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp.
5.00% due 08/01/18[1]	2,268,000	2,299,185

	Face Amount	Value
CORPORATE BONDS†† - 97.5% (continued)
Consumer, Cyclical - 17.2% (continued)
Sally Holdings LLC / Sally Capital, Inc.
5.50% due 11/01/23	$2,236,000	$2,280,720
Brinker International, Inc.
2.60% due 05/15/18	645,000	646,613
Carrols Restaurant Group, Inc.
8.00% due 05/01/22	460,000	497,720
Total Consumer, Cyclical		182,337,331
Communications - 16.4%
T-Mobile USA, Inc.
6.63% due 04/01/23	21,850,000	23,270,249
6.13% due 01/15/22	14,400,000	15,264,000
6.84% due 04/28/23	6,625,000	7,082,788
5.25% due 09/01/18	4,790,000	4,849,875
Sprint Communications, Inc.
9.00% due 11/15/18[1]	42,342,000	46,417,417
DISH DBS Corp.
4.25% due 04/01/18	15,879,000	16,216,429
Cablevision Systems Corp.
7.75% due 04/15/18	11,500,000	12,103,750
TEGNA, Inc.
6.38% due 10/15/23	9,672,000	10,336,950
CCO Holdings LLC / CCO Holdings Capital Corp.
5.75% due 09/01/23	8,700,000	9,145,875
Frontier Communications Corp.
8.13% due 10/01/18	8,497,000	9,123,654
CSC Holdings LLC
7.63% due 07/15/18	4,900,000	5,224,625
7.88% due 02/15/18	3,440,000	3,612,000
HC2 Holdings, Inc.
11.00% due 12/01/19[1]	3,897,000	3,974,940
Bankrate, Inc.
6.13% due 08/15/18[1]	3,603,000	3,648,038
IAC
4.88% due 11/30/18	3,355,000	3,407,003
Mediacom Broadband LLC / Mediacom Broadband Corp.
6.38% due 04/01/23	272,000	286,960
Total Communications		173,964,553
Financial - 16.1%
Ally Financial, Inc.
3.60% due 05/21/18	14,044,000	14,324,879
4.75% due 09/10/18	8,546,000	8,855,793
3.25% due 11/05/18	7,932,000	8,090,640
3.25% due 02/13/18	7,640,000	7,758,420
8.00% due 12/31/18	6,131,000	6,747,901
Navient Corp.
8.45% due 06/15/18	37,131,000	39,776,584
5.00% due 06/15/18	1,634,000	1,646,255
CIT Group, Inc.
5.25% due 03/15/18	18,138,000	18,766,119
6.63% due 04/01/18[1]	11,483,000	12,057,150
Genworth Holdings, Inc.
6.52% due 05/22/18[2]	11,776,000	11,952,640
Iron Mountain, Inc.
6.00% due 08/15/23	7,750,000	8,241,350

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 97.5% (continued)
Financial - 16.1% (continued)
iStar, Inc.
7.13% due 02/15/18	$3,807,000	$3,964,038
4.88% due 07/01/18	3,694,000	3,735,558
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 08/01/18	7,082,000	7,197,083
Aircastle Ltd.
4.63% due 12/15/18	5,198,000	5,405,920
Rialto Holdings LLC / Rialto Corp.
7.00% due 12/01/18[1]	4,808,000	4,916,180
International Lease Finance Corp.
3.88% due 04/15/18	4,273,000	4,377,731
TMX Finance LLC / TitleMax Finance Corp.
8.50% due 09/15/18[1]	2,448,000	2,304,180
Total Financial		170,118,421
Consumer, Non-cyclical - 12.9%
Valeant Pharmaceuticals International, Inc.
6.75% due 08/15/18[1,2]	21,344,000	21,130,559
Post Holdings, Inc.
7.75% due 03/15/24[1]	14,500,000	16,167,500
Tenet Healthcare Corp.
6.25% due 11/01/18	14,776,000	15,717,969
Hologic, Inc.
5.25% due 07/15/22[1]	12,550,000	13,130,438
CHS/Community Health Systems, Inc.
5.13% due 08/15/18[2]	10,925,000	10,994,373
HCA, Inc.
8.00% due 10/01/18	8,579,000	9,372,558
Fresenius Medical Care US Finance II, Inc.
6.50% due 09/15/18[1]	7,764,000	8,248,396
Kinetic Concepts Incorporated / KCI USA Inc
7.88% due 02/15/21[1]	7,350,000	7,938,000
Alere, Inc.
7.25% due 07/01/18	6,066,000	6,130,451
Service Corporation International
7.63% due 10/01/18	3,770,000	4,085,738
5.38% due 01/15/22	1,300,000	1,352,000
NES Rentals Holdings, Inc.
7.88% due 05/01/18[1]	4,967,000	5,029,088
Marfrig Holdings Europe BV
8.38% due 05/09/18[1,2]	4,500,000	4,781,250
Mallinckrodt International Finance S.A.
3.50% due 04/15/18[2]	4,447,000	4,480,353
Hertz Corp.
4.25% due 04/01/18[2]	3,080,000	3,118,500
Flexi-Van Leasing, Inc.
7.88% due 08/15/18[1]	3,406,000	3,107,975

	Face Amount	Value
CORPORATE BONDS†† - 97.5% (continued)
Consumer, Non-cyclical - 12.9% (continued)
APX Group, Inc.
7.88% due 12/01/22	$2,000,000	$2,175,000
Total Consumer, Non-cyclical		136,960,148
Basic Materials - 11.9%
CF Industries, Inc.
6.88% due 05/01/18	14,772,000	15,536,451
Hexion, Inc.
8.88% due 02/01/18	13,839,000	13,859,759
United States Steel Corp.
8.38% due 07/01/21[1]	8,520,000	9,606,299
7.00% due 02/01/18	1,000,000	1,027,500
Rain CII Carbon LLC / CII Carbon Corp.
8.00% due 12/01/18[1]	9,218,000	9,229,523
Platform Specialty Products Corp.
10.38% due 05/01/21[1]	7,500,000	8,446,875
Teck Resources Ltd.
8.00% due 06/01/21[1]	7,500,000	8,371,875
Ashland LLC
3.88% due 04/15/18	7,525,000	7,684,906
Evraz Group S.A.
6.75% due 04/27/18[1]	7,250,000	7,568,419
Lundin Mining Corp.
7.88% due 11/01/22[1]	6,785,000	7,463,500
Cornerstone Chemical Co.
9.38% due 03/15/18[1]	7,010,000	7,115,150
Commercial Metals Co.
7.35% due 08/15/18[2]	6,409,000	6,841,608
Kraton Polymers LLC / Kraton Polymers Capital Corp.
10.50% due 04/15/23[1]	5,045,000	5,738,688
Steel Dynamics, Inc.
5.25% due 04/15/23	4,552,000	4,762,985
Westlake Chemical Corp.
4.88% due 05/15/23[1]	4,040,000	4,204,165
Smurfit Kappa Acquisitions Unlimited Co.
4.88% due 09/15/18[1]	2,525,000	2,617,415
ArcelorMittal
6.13% due 06/01/18	2,225,000	2,333,469
Constellium N.V.
7.88% due 04/01/21[1,2]	2,070,000	2,248,745
Vedanta Resources plc
9.50% due 07/18/18[1]	1,000,000	1,079,998
Total Basic Materials		125,737,330
Technology - 8.0%
Diamond 1 Finance Corporation / Diamond 2 Finance Corp
5.88% due 06/15/21[1]	26,740,000	28,303,407
EMC Corp.
1.88% due 06/01/18	21,650,000	21,569,830
NXP BV / NXP Funding LLC
3.75% due 06/01/18[1]	7,052,000	7,210,670
5.75% due 03/15/23[1]	4,700,000	4,970,250
Qorvo, Inc.
6.75% due 12/01/23	6,365,000	6,961,719

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 97.5% (continued)
Technology - 8.0% (continued)
Interface Security Systems Holdings Incorporated / Interface Security Systems LLC
9.25% due 01/15/18	$6,861,000	$6,783,814
Dell, Inc.
5.65% due 04/15/18	5,094,000	5,316,863
BMC Software, Inc.
7.25% due 06/01/18	3,722,000	3,852,270
Total Technology		84,968,823
Industrial - 8.0%
Wise Metals Group LLC / Wise Alloys Finance Corp.
8.75% due 12/15/18[1]	15,530,000	16,209,438
CNH Industrial Capital LLC
3.63% due 04/15/18[2]	8,412,000	8,601,270
3.88% due 07/16/18	7,000,000	7,175,000
USG Corp.
8.25% due 01/15/18	10,975,000	11,578,624
GFL Environmental, Inc.
9.88% due 02/01/21[1]	7,055,000	7,707,588
Kemet Corp.
10.50% due 05/01/18	5,454,000	5,477,861
Michael Baker International LLC / CDL Acquisition Company, Inc.
8.25% due 10/15/18[1]	5,275,000	5,354,125
XPO CNW, Inc.
7.25% due 01/15/18	4,000,000	4,150,000
NCI Building Systems, Inc.
8.25% due 01/15/23[1]	3,474,000	3,795,345
Tutor Perini Corp.
7.63% due 11/01/18[2]	3,224,000	3,242,135
CEVA Group plc
4.00% due 05/01/18[1,2]	3,250,000	3,103,750
Builders FirstSource, Inc.
10.75% due 08/15/23[1]	1,985,000	2,312,525
Owens-Illinois, Inc.
7.80% due 05/15/18	2,089,000	2,219,563
Overseas Shipholding Group, Inc.
8.13% due 03/30/18	1,568,000	1,626,800
Vulcan Materials Co.
7.00% due 06/15/18	1,472,000	1,566,355
Berry Plastics Corp.
6.00% due 10/15/22	200,000	212,500
Total Industrial		84,332,879
Energy - 5.0%
Transocean, Inc.
6.00% due 03/15/18[2]	11,447,000	11,790,410
Rockies Express Pipeline LLC
6.85% due 07/15/18[1]	8,629,000	9,125,167
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
6.25% due 10/15/22	6,430,000	6,912,250

	Face
	Amount	Value
CORPORATE BONDS†† - 97.5% (continued)
Energy - 5.0% (continued)
NuStar Logistics, LP
8.15% due 04/15/18	$5,736,000	$6,123,180
Southwestern Energy Co.
7.50% due 02/01/18	5,610,000	5,833,615
CrownRock Limited Partnership / CrownRock Finance, Inc.
7.75% due 02/15/23[1]	3,970,000	4,297,525
Western Refining Logistics Limited Partnership / WNRL Finance Corp.
7.50% due 02/15/23	3,915,000	4,267,350
Globe Luxembourg SCA
9.63% due 05/01/18[1]	2,950,000	3,038,500
Natural Resource Partners Limited Partnership / NRP Finance Corp.
9.13% due 10/01/18	980,000	1,010,625
Sibur Securities DAC
3.91% due 01/31/18[1]	750,000	760,520
Total Energy		53,159,142
Utilities - 2.0%
Calpine Corp.
5.88% due 01/15/24[1]	10,028,000	10,629,680
Talen Energy Supply LLC
6.50% due 05/01/18	7,936,000	8,213,760
GenOn Energy, Inc.
9.50% due 10/15/18	2,940,000	2,241,750
Total Utilities		21,085,190
Total Corporate Bonds
(Cost $1,022,780,444)		1,032,663,817

SECURITIES LENDING COLLATERAL††,3 - 5.1%
Joint Repurchase Agreements
Citigroup Global Markets, Inc.
issued 02/28/17 at 0.54%
due 03/01/17	12,616,988	12,616,988
BNP Paribas Securities Corp.
issued 02/28/17 at 0.53%
due 03/01/17	12,616,988	12,616,988
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 02/28/17 at 0.52%
due 03/01/17	12,616,988	12,616,988
RBC Dominion Securities, Inc.
issued 02/28/17 at 0.51%
due 03/01/17	12,616,988	12,616,988
J.P. Morgan Securities LLC
issued 02/28/17 at 0.52%
due 03/01/17	3,739,562	3,739,562
Total Securities Lending Collateral
(Cost $54,207,514)		54,207,514
Total Investments - 102.6%
(Cost $1,077,016,221)		$1,086,899,594
Other Assets & Liabilities, net - (2.6)%		(28,096,170)
Total Net Assets - 100.0%		$1,058,803,424

Other Information (unaudited)

*	Non-income producing security.
**	Less than 0.1%
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $398,749,973 (cost $395,916,442), or 37.7% of total net assets.

2	All or portion of this security is on loan at February 28, 2017 — See Note 4.
3	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2018.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2017 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$—	$—	$28,263	$28,263
Corporate Bonds	—	1,032,663,817	—	1,032,663,817
Securities Lending Collateral	—	54,207,514	—	54,207,514
Total	$—	$1,086,871,331	$28,263	$1,086,899,594

The following is a summary of significant unobservable inputs used in the, fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 2/28/2017	Valuation Technique	Unobservable Inputs
Common Stocks	$28,262	Model Price	Trade Price

Any remaining level 3 securities held by the Fund and excluded from the table above were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

As of February 28, 2017, there were no transfers between levels.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended November 30, 2016:

Level 3 – Fair value measurement using significant unobservable inputs
Beginning Balance	$-
Corporate Action	28,263
Ending Balance	$28,263
Net change in unrealized depreciation for investments in securities still held at February 28, 2017	-

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.3%
Consumer, Non-cyclical - 15.2%
Prime Security Services Borrower LLC / Prime Finance, Inc.
9.25% due 05/15/23[1]	20,320,000	$22,275,800
CHS/Community Health Systems, Inc.
8.00% due 11/15/19[2]	11,089,000	10,894,942
Tenet Healthcare Corp.
5.00% due 03/01/19	7,011,000	7,050,822
5.50% due 03/01/19	2,437,000	2,473,555
Service Corporation International
5.38% due 05/15/24	7,120,000	7,569,628
Laureate Education, Inc.
9.25% due 09/01/19[1,2]	7,088,000	7,433,540
Fresenius Medical Care US Finance II, Inc.
5.63% due 07/31/19[1]	5,359,000	5,754,226
IASIS Healthcare LLC / IASIS Capital Corp.
8.38% due 05/15/19	4,807,000	4,722,878
US Foods, Inc.
5.88% due 06/15/24[1]	4,400,000	4,642,000
TreeHouse Foods, Inc.
6.00% due 02/15/24[1]	4,000,000	4,230,000
APX Group, Inc.
6.38% due 12/01/19	3,511,000	3,629,496
Great Lakes Dredge & Dock Corp.
7.38% due 02/01/19	3,508,000	3,516,770
Constellation Brands, Inc.
3.88% due 11/15/19	2,667,000	2,792,349
BI-LO LLC / BI-LO Finance Corp.
9.25% due 02/15/19[1]	2,649,000	2,245,028
Dole Food Company, Inc.
7.25% due 05/01/19[1]	1,778,000	1,818,005
Graham Holdings Co.
7.25% due 02/01/19	1,500,000	1,631,250
Safeway, Inc.
5.00% due 08/15/19	1,182,000	1,211,550
Spectrum Brands, Inc.
6.13% due 12/15/24	850,000	908,735
Cenveo Corp.
6.00% due 08/01/19[1]	967,000	826,785
Avon Products, Inc.
6.50% due 03/01/19[2]	518,000	541,310
B&G Foods, Inc.
4.63% due 06/01/21	250,000	254,375
BakerCorp International, Inc.
8.25% due 06/01/19	191,000	180,973
Total Consumer, Non-cyclical		96,604,017
Communications - 15.0%
CSC Holdings LLC
10.13% due 01/15/23[1]	12,845,000	14,900,199
8.63% due 02/15/19	2,697,000	2,988,627

	Face Amount	Value
CORPORATE BONDS†† - 98.3% (continued)
Communications - 15.0% (continued)
T-Mobile USA, Inc.
6.38% due 03/01/25	$8,800,000	$9,481,823
6.50% due 01/15/24	5,250,000	5,654,250
Sprint Capital Corp.
6.90% due 05/01/19	10,965,000	11,708,645
DISH DBS Corp.
7.88% due 09/01/19	7,995,000	8,934,412
Hughes Satellite Systems Corp.
6.50% due 06/15/19	5,751,000	6,248,749
Nokia Oyj
5.38% due 05/15/19	4,755,000	5,046,244
WideOpenWest Finance LLC / WideOpenWest Capital Corp.
10.25% due 07/15/19	4,575,000	4,838,063
HC2 Holdings, Inc.
11.00% due 12/01/19[1]	4,075,000	4,156,500
Intelsat Jackson Holdings S.A.
7.25% due 04/01/19	3,967,000	3,818,238
Lamar Media Corp.
5.38% due 01/15/24	3,250,000	3,416,563
TEGNA, Inc.
5.13% due 10/15/19	2,621,000	2,693,078
VimpelCom Holdings BV
5.20% due 02/13/19[1]	2,450,000	2,544,815
CenturyLink, Inc.
6.15% due 09/15/19	2,173,000	2,330,543
Frontier Communications Corp.
7.13% due 03/15/19	2,149,000	2,294,058
Anixter, Inc.
5.63% due 05/01/19	2,023,000	2,141,851
LBI Media, Inc.
10.00% due 04/15/19[1]	1,217,000	1,223,085
Match Group, Inc.
6.38% due 06/01/24	600,000	650,250
EarthLink Holdings Corp.
8.88% due 05/15/19	415,000	426,309
Total Communications		95,496,302
Financial - 12.3%
CIT Group, Inc.
5.50% due 02/15/19[1]	8,732,000	9,223,175
3.88% due 02/19/19	4,725,000	4,846,102
Navient Corp.
5.50% due 01/15/19	8,211,000	8,498,384
4.88% due 06/17/19	4,425,000	4,524,563
Ally Financial, Inc.
3.50% due 01/27/19	4,843,000	4,939,860
3.75% due 11/18/19	4,753,000	4,865,884
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
4.88% due 03/15/19	8,092,000	8,263,955
OneMain Financial Holdings LLC
6.75% due 12/15/19[1]	5,424,000	5,698,617
iStar, Inc.
5.00% due 07/01/19	5,441,000	5,556,621
Springleaf Finance Corp.
5.25% due 12/15/19	4,181,000	4,217,584

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.3% (continued)
Financial - 12.3% (continued)
International Lease Finance Corp.
6.25% due 05/15/19	$3,024,000	$3,288,690
5.88% due 04/01/19	449,000	483,124
VEREIT Operating Partnership, LP
3.00% due 02/06/19	3,357,000	3,373,617
Aircastle Ltd.
6.25% due 12/01/19	2,217,000	2,422,073
Radian Group, Inc.
5.50% due 06/01/19[2]	2,291,000	2,414,141
Nationstar Mortgage LLC / Nationstar Capital Corp.
9.63% due 05/01/19	1,900,000	1,974,813
Realogy Group LLC / Realogy Company-Issuer Corp.
4.50% due 04/15/19[1]	1,867,000	1,939,346
PHH Corp.
7.38% due 09/01/19	1,529,000	1,666,610
Total Financial		78,197,159
Industrial - 12.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13% due 07/15/23[1]	10,100,000	10,478,750
7.00% due 07/15/24[1]	5,550,000	5,980,125
Florida East Coast Holdings Corp.
6.75% due 05/01/19[1]	7,493,000	7,717,790
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[1]	6,500,000	6,971,250
BlueLine Rental Finance Corp.
7.00% due 02/01/19[1]	6,575,000	6,739,375
Coveris Holdings S.A.
7.88% due 11/01/19[1]	6,200,000	6,153,499
Cleaver-Brooks, Inc.
8.75% due 12/15/19[1]	3,870,000	4,044,150
Albea Beauty Holdings S.A.
8.38% due 11/01/19[1]	3,613,000	3,771,069
Bombardier, Inc.
4.75% due 04/15/19[1]	3,249,000	3,350,530
LMI Aerospace, Inc.
7.38% due 07/15/19[2]	3,066,000	3,138,818
CNH Industrial Capital LLC
3.38% due 07/15/19[2]	2,605,000	2,650,588
PaperWorks Industries, Inc.
9.50% due 08/15/19[1]	3,112,000	2,590,740
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
6.25% due 01/31/19[1]	2,500,000	2,542,650
Welbilt, Inc.
9.50% due 02/15/24	2,000,000	2,322,500
CTP Transportation Products LLC / CTP Finance, Inc.
8.25% due 12/15/19[1]	2,223,000	2,106,293
Meccanica Holdings USA, Inc.
6.25% due 07/15/19[1]	1,500,000	1,621,500

	Face Amount	Value
CORPORATE BONDS†† - 98.3% (continued)
Industrial - 12.1% (continued)
Kratos Defense & Security Solutions, Inc.
7.00% due 05/15/19	$1,440,000	$1,416,600
Greif, Inc.
7.75% due 08/01/19	1,167,000	1,304,123
Sanmina Corp.
4.38% due 06/01/19[1]	1,123,000	1,156,690
Navios Maritime Holdings Inc./ Navios Maritime Finance II US Inc
8.13% due 02/15/19	485,000	412,856
LSB Industries, Inc.
8.50% due 08/01/19[3]	257,000	252,503
Total Industrial		76,722,399
Consumer, Cyclical - 10.6%
Lennar Corp.
4.50% due 06/15/19	5,103,000	5,294,362
4.50% due 11/15/19	2,961,000	3,075,739
MGM Resorts International
8.63% due 02/01/19	4,703,000	5,220,330
International Game Technology plc
5.63% due 02/15/20[1]	4,250,000	4,515,625
Jaguar Land Rover Automotive plc
4.25% due 11/15/19[1]	3,540,000	3,636,465
3.50% due 03/15/20[1]	700,000	707,875
American Airlines Group, Inc.
5.50% due 10/01/19[1]	4,063,000	4,235,677
GameStop Corp.
5.50% due 10/01/19[1]	3,868,000	3,959,865
JC Penney Corporation, Inc.
8.13% due 10/01/19	3,402,000	3,640,140
Allegiant Travel Co.
5.50% due 07/15/19	3,467,000	3,588,345
Beazer Homes USA, Inc.
5.75% due 06/15/19	3,245,000	3,385,021
L Brands, Inc.
8.50% due 06/15/19	2,905,000	3,257,231
Guitar Center, Inc.
6.50% due 04/15/19[1,2]	3,437,000	3,084,708
Commercial Vehicle Group, Inc.
7.88% due 04/15/19	3,015,000	3,037,613
TRI Pointe Group Inc. / TRI Pointe Homes Inc.
4.38% due 06/15/19	2,882,000	2,954,050
International Game Technology
7.50% due 06/15/19	2,255,000	2,497,412
KB Home
4.75% due 05/15/19	2,205,000	2,268,394
Greektown Holdings LLC/Greektown Mothership Corp.
8.88% due 03/15/19[1]	1,699,000	1,788,198
American Axle & Manufacturing, Inc.
7.75% due 11/15/19	873,000	972,304
5.13% due 02/15/19[2]	673,000	680,892

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.3% (continued)
Consumer, Cyclical - 10.6% (continued)
Yum! Brands, Inc.
5.30% due 09/15/19[2]	$1,330,000	$1,416,450
CCM Merger, Inc.
9.13% due 05/01/19[1]	1,075,000	1,109,050
Jo-Ann Stores LLC
8.13% due 03/15/19[1,2]	1,067,000	1,068,334
Radio Systems Corp.
8.38% due 11/01/19[1]	890,000	927,269
Tenneco, Inc.
5.38% due 12/15/24	650,000	682,500
Algeco Scotsman Global Finance plc
10.75% due 10/15/19[1]	400,000	350,000
Total Consumer, Cyclical		67,353,849
Energy - 10.1%
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
5.50% due 10/15/19	4,943,000	5,264,295
6.38% due 05/01/24	2,420,000	2,642,834
Weatherford International Ltd.
9.63% due 03/01/19[2]	5,358,000	5,880,404
Targa Resources Partners LP / Targas Resources Finance Corp.
4.13% due 11/15/19	5,738,000	5,867,104
Whiting Petroleum Corp.
5.00% due 03/15/19	5,307,000	5,379,971
NGPL PipeCo LLC
9.63% due 06/01/19[1]	4,808,000	5,024,360
Canbriam Energy, Inc.
9.75% due 11/15/19[1]	4,500,000	4,747,500
Niska Gas Storage Ltd. / Niska Gas Storage Canada Finance Corp.
6.50% due 04/01/19	4,500,000	4,545,000
Rockies Express Pipeline LLC
6.00% due 01/15/19[1]	3,955,000	4,172,525
Welltec A/S
8.00% due 02/01/19[1]	3,500,000	3,574,375
SESI LLC
6.38% due 05/01/19	3,185,000	3,204,906
Greenko Dutch BV
8.00% due 08/01/19[1]	2,500,000	2,637,500
PHI, Inc.
5.25% due 03/15/19	2,673,000	2,612,858
DCP Midstream Operating, LP
9.75% due 03/15/19[1]	2,085,000	2,361,263
Ithaca Energy, Inc.
8.13% due 07/01/19[1]	2,000,000	2,087,500
Pride International, Inc.
8.50% due 06/15/19[2]	1,045,000	1,154,725
Diamond Offshore Drilling, Inc.
5.88% due 05/01/19[2]	944,000	998,280
Rowan Companies, Inc.
7.88% due 08/01/19	750,000	819,375
SEACOR Holdings, Inc.
7.38% due 10/01/19	579,000	603,608

	Face Amount	Value
CORPORATE BONDS†† - 98.3% (continued)
Energy - 10.1% (continued)
EV Energy Partners, LP / EV Energy Finance Corp.
8.00% due 04/15/19	$435,000	$351,263
SunCoke Energy, Inc.
7.63% due 08/01/19	91,000	92,365
Total Energy		64,022,011
Technology - 9.4%
Western Digital Corp.
10.50% due 04/01/24	22,275,000	26,117,437
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
7.13% due 06/15/24[1]	11,200,000	12,381,599
Solera LLC / Solera Finance, Inc.
10.50% due 03/01/24[1]	9,000,000	10,305,000
Advanced Micro Devices, Inc.
6.75% due 03/01/19	4,367,000	4,721,819
Dell, Inc.
5.88% due 06/15/19[2]	3,546,000	3,807,518
Microsemi Corp.
9.13% due 04/15/23[1]	1,290,000	1,493,175
Change Healthcare Holdings, Inc.
11.00% due 12/31/19	967,000	993,593
Total Technology		59,820,141
Basic Materials - 8.2%
Anglo American Capital plc
9.38% due 04/08/19[1]	5,850,000	6,654,375
PQ Corp.
6.75% due 11/15/22[1]	5,700,000	6,184,499
Consolidated Energy Finance S.A.
6.75% due 10/15/19[1]	5,990,000	6,094,825
ArcelorMittal
10.60% due 06/01/19	4,955,000	5,834,512
Teck Resources Ltd.
8.50% due 06/01/24[1]	4,500,000	5,265,000
3.00% due 03/01/19	240,000	247,008
GCP Applied Technologies, Inc.
9.50% due 02/01/23[1]	4,039,000	4,593,555
Evraz Inc. North America Canada
7.50% due 11/15/19[1]	3,500,000	3,613,750
AK Steel Corp.
7.50% due 07/15/23	3,250,000	3,558,750
Tembec Industries, Inc.
9.00% due 12/15/19[1,2]	2,196,000	2,278,350
Allegheny Technologies, Inc.
9.38% due 06/01/19	1,967,000	2,181,265
Mercer International, Inc.
7.00% due 12/01/19	1,678,000	1,736,730
Real Alloy Holding, Inc.
10.00% due 01/15/19[1]	1,271,000	1,293,243
First Quantum Minerals Ltd.
7.25% due 10/15/19[1]	950,000	984,438
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/19[1]	813,000	815,033

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 98.3% (continued)
Basic Materials - 8.2% (continued)
Steel Dynamics, Inc.
5.50% due 10/01/24	$500,000	$533,150
Total Basic Materials		51,868,483
Utilities - 4.7%
Dynegy, Inc.
6.75% due 11/01/19	15,235,000	15,768,225
Talen Energy Supply LLC
4.63% due 07/15/19[1,2]	7,107,000	6,947,093
DPL, Inc.
6.75% due 10/01/19	3,085,000	3,223,825
NGL Energy Partners, LP / NGL Energy Finance Corp.
5.13% due 07/15/19	2,712,000	2,732,340
Atlantica Yield plc
7.00% due 11/15/19[1]	1,500,000	1,567,500
Total Utilities		30,238,983
Diversified - 0.7%
HRG Group, Inc.
7.88% due 07/15/19	4,524,000	4,700,436
Total Corporate Bonds
(Cost $615,680,459)		625,023,780

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,4 - 3.2%
Joint Repurchase Agreements
Citigroup Global Markets, Inc.
issued 02/28/17 at 0.54%
due 03/01/17	$4,724,603	$4,724,603
BNP Paribas Securities Corp.
issued 02/28/17 at 0.53%
due 03/01/17	4,724,603	4,724,603
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 02/28/17 at 0.52%
due 03/01/17	4,724,603	4,724,603
RBC Dominion Securities, Inc.
issued 02/28/17 at 0.51%
due 03/01/17	4,724,603	4,724,603
J.P. Morgan Securities LLC
issued 02/28/17 at 0.52%
due 03/01/17	1,400,300	1,400,300
Total Securities Lending Collateral
(Cost $20,298,712)		20,298,712
Total Investments - 101.5%
(Cost $635,979,171)		$645,322,492
Other Assets & Liabilities, net - (1.5)%		(9,748,628)
Total Net Assets - 100.0%		$635,573,864

††	Value determined based on Level 2 inputs — See Note 2.
1
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $274,595,057 (cost $271,811,835), or 43.2% of total net assets.

2	All or portion of this security is on loan at February 28, 2017 — See Note 4.
3	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
4	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2019.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2017 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$625,023,780	$—	$625,023,780
Securities Lending Collateral	—	20,298,712	—	20,298,712
Total	$—	$645,322,492	$—	$645,322,492

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2017, there were no transfers between levels.

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 93.9%
Communications - 21.9%
CSC Holdings LLC
10.88% due 10/15/25[1]	6,617,000	$7,990,027
6.63% due 10/15/25[1]	2,550,000	2,820,937
Frontier Communications Corp.
8.50% due 04/15/20	5,011,000	5,330,451
8.88% due 09/15/20	2,227,000	2,368,971
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.38% due 09/15/20[1]	5,424,000	5,603,669
7.75% due 07/15/25[1]	1,612,000	1,793,350
Sprint Communications, Inc.
7.00% due 08/15/20	4,227,000	4,570,444
7.00% due 03/01/20[1]	2,350,000	2,573,250
SoftBank Corp.
4.50% due 04/15/20[1]	6,600,000	6,839,249
Wind Acquisition Finance S.A.
4.75% due 07/15/20[1]	4,550,000	4,646,688
6.50% due 04/30/20[1]	1,500,000	1,560,150
Clear Channel Worldwide Holdings, Inc.
7.63% due 03/15/20	4,803,000	4,845,158
CommScope Technologies Finance LLC
6.00% due 06/15/25[1]	4,015,000	4,316,125
T-Mobile USA, Inc.
6.54% due 04/28/20	2,540,000	2,613,025
6.50% due 01/15/24	750,000	807,750
Windstream Corp.
7.75% due 10/15/20[2]	3,121,000	3,220,498
Block Communications, Inc.
7.25% due 02/01/20[1]	2,535,000	2,599,643
CenturyLink, Inc.
5.63% due 04/01/20	2,449,000	2,597,483
DISH DBS Corp.
5.13% due 05/01/20	2,433,000	2,542,485
Intelsat Jackson Holdings S.A.
7.25% due 10/15/20	2,000,000	1,860,000
Nielsen Finance LLC / Nielsen Finance Co.
4.50% due 10/01/20	1,701,000	1,739,272
Cablevision Systems Corp.
8.00% due 04/15/20	1,475,000	1,633,563
Gannett Company, Inc.
5.13% due 07/15/20	1,260,000	1,307,250
Sirius XM Radio, Inc.
4.25% due 05/15/20[1]	1,062,000	1,076,603
CommScope, Inc.
4.38% due 06/15/20[1]	1,040,000	1,069,900
ViaSat, Inc.
6.88% due 06/15/20	931,000	955,602
Cogeco Communications, Inc.
4.88% due 05/01/20[1]	816,000	842,520
EarthLink Holdings Corp.
7.38% due 06/01/20	750,000	796,125
Clear Channel International BV
8.75% due 12/15/20[1]	500,000	532,500

	Face Amount	Value
CORPORATE BONDS†† - 93.9% (continued)
Communications - 21.9% (continued)
Zayo Group LLC / Zayo Capital, Inc.
6.38% due 05/15/25	$490,000	$529,813
Total Communications		81,982,501
Consumer, Non-cyclical - 14.8%
Tenet Healthcare Corp.
6.00% due 10/01/20	5,496,000	5,839,500
8.00% due 08/01/20	2,500,000	2,562,500
4.75% due 06/01/20	1,405,000	1,440,125
6.75% due 02/01/20	371,000	378,420
Valeant Pharmaceuticals International, Inc.
5.38% due 03/15/20[1]	4,978,000	4,480,199
6.38% due 10/15/20[1,2]	4,573,000	4,184,295
7.00% due 10/01/20[1]	1,192,000	1,114,520
Alere, Inc.
6.50% due 06/15/20	4,139,000	4,180,390
Hertz Corp.
5.88% due 10/15/20[2]	3,687,000	3,613,260
APX Group, Inc.
8.75% due 12/01/20	3,371,000	3,505,840
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC
4.88% due 04/15/20[1,2]	3,162,000	3,185,715
Avon Products, Inc.
6.60% due 03/15/20	2,750,000	2,818,750
ADT Corp.
5.25% due 03/15/20[2]	2,350,000	2,502,750
Universal Hospital Services, Inc.
7.63% due 08/15/20	2,270,000	2,295,538
Fresenius Medical Care US Finance II, Inc.
4.13% due 10/15/20[1]	1,763,000	1,815,890
Post Holdings, Inc.
8.00% due 07/15/25[1]	1,500,000	1,698,750
CHS/Community Health Systems, Inc.
7.13% due 07/15/20[2]	1,721,000	1,626,345
Monitronics International, Inc.
9.13% due 04/01/20	1,500,000	1,500,000
JBS Investments GmbH
7.75% due 10/28/20[1]	1,300,000	1,381,250
Kindred Healthcare, Inc.
8.00% due 01/15/20	1,212,000	1,230,180
Cott Beverages, Inc.
6.75% due 01/01/20	1,157,000	1,197,495
WellCare Health Plans, Inc.
5.75% due 11/15/20	1,099,000	1,135,542
RR Donnelley & Sons Co.
7.63% due 06/15/20[2]	979,000	1,049,978
Southern Graphics, Inc.
8.38% due 10/15/20[1]	500,000	516,250

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 93.9% (continued)
Consumer, Non-cyclical - 14.8% (continued)
Service Corporation International
4.50% due 11/15/20	$185,000	$188,931
Total Consumer, Non-cyclical		55,442,413
Energy - 12.8%
Citgo Holding, Inc.
10.75% due 02/15/20[1]	4,421,000	4,818,890
EP Energy LLC / Everest Acquisition Finance, Inc.
9.38% due 05/01/20	4,549,000	4,469,392
Pride International, Inc.
6.88% due 08/15/20	3,452,000	3,650,490
Halcon Resources Corp.
8.63% due 02/01/20[1,2]	3,338,000	3,493,384
Whiting Petroleum Corp.
5.75% due 03/15/21[2]	3,285,000	3,285,000
WPX Energy, Inc.
7.50% due 08/01/20	2,962,000	3,206,365
Carrizo Oil & Gas, Inc.
7.50% due 09/15/20[2]	2,713,000	2,807,955
Southwestern Energy Co.
5.80% due 01/23/20	2,742,000	2,721,435
Weatherford International Ltd.
5.13% due 09/15/20	2,531,000	2,549,983
Permian Resources LLC / AEPB Finance Corp.
8.00% due 06/15/20[1]	2,500,000	2,493,750
Permian Resources LLC
13.00% due 11/30/20[1]	2,100,000	2,478,000
Energy Transfer Equity, LP
7.50% due 10/15/20	1,904,000	2,149,139
DCP Midstream Operating, LP
5.35% due 03/15/20[1]	1,697,000	1,786,092
Rockies Express Pipeline LLC
5.63% due 04/15/20[1]	1,500,000	1,590,000
Transocean, Inc.
6.50% due 11/15/20[2]	1,403,000	1,438,075
Precision Drilling Corp.
6.63% due 11/15/20	1,121,679	1,148,319
Sunoco Limited Partnership / Sunoco Finance Corp.
5.50% due 08/01/20	962,000	970,418
NuStar Logistics, LP
4.80% due 09/01/20	728,000	753,480
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.00% due 12/15/20[2]	649,000	670,904
Tesoro Logistics Limited Partnership / Tesoro Logistics Finance Corp.
5.88% due 10/01/20	607,000	626,424
Northern Tier Energy LLC / Northern Tier Finance Corp.
7.13% due 11/15/20	462,000	482,213
Parker Drilling Co.
7.50% due 08/01/20	185,000	181,300

	Face Amount	Value
CORPORATE BONDS†† - 93.9% (continued)
Energy - 12.8% (continued)
Pacific Drilling S.A.
5.38% due 06/01/20[1]	$150,000	$70,125
Total Energy		47,841,133
Basic Materials - 12.4%
Hexion, Inc.
6.63% due 04/15/20	6,217,000	5,812,894
10.00% due 04/15/20	950,000	961,875
Blue Cube Spinco, Inc.
10.00% due 10/15/25	2,550,000	3,111,000
9.75% due 10/15/23	1,950,000	2,335,125
First Quantum Minerals Ltd.
6.75% due 02/15/20[1]	4,762,000	4,904,860
Cliffs Natural Resources, Inc.
8.25% due 03/31/20[1]	2,300,000	2,524,250
5.90% due 03/15/20	500,000	523,750
8.00% due 09/30/20[1]	300,000	323,288
7.75% due 03/31/20[1]	243,000	253,649
CF Industries, Inc.
7.13% due 05/01/20	3,167,000	3,487,659
Anglo American Capital plc
3.63% due 05/14/20[1]	2,350,000	2,399,937
4.45% due 09/27/20[1]	1,000,000	1,052,000
Tronox Finance LLC
6.38% due 08/15/20	2,879,000	2,943,778
Lundin Mining Corp.
7.50% due 11/01/20[1]	1,962,000	2,094,435
Eldorado Gold Corp.
6.13% due 12/15/20[1]	1,962,000	2,025,765
IAMGOLD Corp.
6.75% due 10/01/20[1]	1,750,000	1,780,625
AK Steel Corp.
7.63% due 05/15/20	1,717,000	1,756,577
ArcelorMittal
6.00% due 08/05/20	1,000,000	1,097,500
5.13% due 06/01/20	300,000	318,000
Aleris International, Inc.
7.88% due 11/01/20	1,380,000	1,373,100
Huntsman International LLC
4.88% due 11/15/20	1,305,000	1,357,200
Teck Resources Ltd.
4.50% due 01/15/21	836,000	871,008
New Gold, Inc.
7.00% due 04/15/20[1]	712,000	725,795
TPC Group, Inc.
8.75% due 12/15/20[1]	741,000	700,245
United States Steel Corp.
7.38% due 04/01/20	632,000	682,560
PH Glatfelter Co.
5.38% due 10/15/20	462,000	473,550
Allegheny Technologies, Inc.
5.95% due 01/15/21	324,000	327,049
Alamos Gold, Inc.
7.75% due 04/01/20[1]	130,000	135,606
Total Basic Materials		46,353,080
Financial - 10.8%
Ally Financial, Inc.
8.00% due 03/15/20	2,545,000	2,916,926
4.13% due 03/30/20	2,056,000	2,130,530
7.50% due 09/15/20	959,000	1,100,453

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 93.9% (continued)
Financial - 10.8% (continued)
Navient Corp.
8.00% due 03/25/20	$4,178,000	$4,543,033
5.00% due 10/26/20	1,393,000	1,403,030
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20	5,218,000	5,452,862
Springleaf Finance Corp.
8.25% due 12/15/20	3,050,000	3,358,812
6.00% due 06/01/20	500,000	509,375
Equinix, Inc.
5.75% due 01/01/25	1,750,000	1,863,750
4.88% due 04/01/20	779,000	800,423
Iron Mountain, Inc.
6.00% due 10/01/20[1]	2,200,000	2,316,138
KCG Holdings, Inc.
6.88% due 03/15/20[1]	2,149,000	2,154,373
CIT Group, Inc.
5.38% due 05/15/20	1,826,000	1,958,384
Genworth Holdings, Inc.
7.70% due 06/15/20[2]	1,785,000	1,793,925
Aircastle Ltd.
7.63% due 04/15/20	1,525,000	1,734,688
NewStar Financial, Inc.
7.25% due 05/01/20	1,673,000	1,723,190
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[1]	1,600,000	1,636,000
Radian Group, Inc.
5.25% due 06/15/20	1,250,000	1,318,750
CoreCivic, Inc.
4.13% due 04/01/20[2]	750,000	772,500
Nationstar Mortgage LLC / Nationstar Capital Corp.
7.88% due 10/01/20	711,000	741,662
Jefferies LoanCore LLC / JLC Finance Corp.
6.88% due 06/01/20[1]	400,000	406,000
Total Financial		40,634,804
Consumer, Cyclical - 10.6%
MGM Resorts International
6.75% due 10/01/20	4,066,000	4,491,709
5.25% due 03/31/20	962,000	1,014,910
Fiat Chrysler Automobiles N.V.
4.50% due 04/15/20[2]	3,300,000	3,423,750
K Hovnanian Enterprises, Inc.
7.25% due 10/15/20[1]	2,935,000	2,883,637
9.13% due 11/15/20[1]	463,000	397,023
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Properties Finance, Inc.
8.00% due 10/01/20	2,550,000	2,677,500
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.88% due 11/01/20	2,450,000	2,584,750

	Face Amount	Value
CORPORATE BONDS†† - 93.9% (continued)
Consumer, Cyclical - 10.6% (continued)
PF Chang's China Bistro, Inc.
10.25% due 06/30/20[1]	$2,403,000	$2,403,000
Rexel S.A.
5.25% due 06/15/20[1]	1,947,000	2,006,627
Dollar Tree, Inc.
5.25% due 03/01/20	1,895,000	1,951,376
JC Penney Company, Inc.
5.65% due 06/01/20[2]	1,685,000	1,669,734
Titan International, Inc.
6.88% due 10/01/20[2]	1,591,000	1,642,708
American Airlines Group, Inc.
4.63% due 03/01/20[1,2]	1,413,000	1,441,260
Brookfield Residential Properties, Inc.
6.50% due 12/15/20[1]	1,218,000	1,259,899
Michaels Stores, Inc.
5.88% due 12/15/20[1]	1,212,000	1,246,845
United Continental Holdings, Inc.
6.00% due 12/01/20[2]	1,135,000	1,218,706
Scientific Games International, Inc.
6.25% due 09/01/20	1,241,000	1,182,053
L Brands, Inc.
7.00% due 05/01/20	1,032,000	1,136,490
KB Home
8.00% due 03/15/20	971,000	1,085,092
Playa Resorts Holding BV
8.00% due 08/15/20[1]	750,000	798,750
ZF North America Capital, Inc.
4.00% due 04/29/20[1]	700,000	729,750
Yum! Brands, Inc.
3.88% due 11/01/20	650,000	670,313
Goodyear Tire & Rubber Co.
8.75% due 08/15/20	485,000	577,150
Ruby Tuesday, Inc.
7.63% due 05/15/20[2]	500,000	487,500
Ryland Group, Inc.
6.63% due 05/01/20	375,000	414,375
Meritage Homes Corp.
7.15% due 04/15/20	323,000	357,723
Total Consumer, Cyclical		39,752,630
Industrial - 6.5%
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer
5.75% due 10/15/20	6,433,000	6,634,030
Bombardier, Inc.
7.75% due 03/15/20[1]	3,185,000	3,451,744
TransDigm, Inc.
5.50% due 10/15/20	3,323,000	3,385,306
Ball Corp.
4.38% due 12/15/20	2,450,000	2,581,688
CNH Industrial Capital LLC
4.38% due 11/06/20[2]	1,843,000	1,921,328
USG Corp.
5.50% due 03/01/25[1]	1,350,000	1,439,438

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 93.9% (continued)
Industrial - 6.5% (continued)
Huntington Ingalls Industries, Inc.
5.00% due 11/15/25[1]	$1,000,000	$1,053,640
Sealed Air Corp.
6.50% due 12/01/20[1]	871,000	984,230
Shape Technologies Group, Inc.
7.63% due 02/01/20[1]	700,000	721,875
Briggs & Stratton Corp.
6.88% due 12/15/20	543,000	597,300
Silgan Holdings, Inc.
5.00% due 04/01/20	555,000	565,406
Zachry Holdings, Inc.
7.50% due 02/01/20[1]	500,000	517,500
Norbord, Inc.
5.38% due 12/01/20[1]	185,000	196,100
GrafTech International Ltd.
6.38% due 11/15/20	91,000	77,805
Hornbeck Offshore Services, Inc.
5.88% due 04/01/20	91,000	60,970
Total Industrial		24,188,360
Technology - 3.8%
EMC Corp.
2.65% due 06/01/20	5,304,000	5,175,893
MSCI, Inc.
5.75% due 08/15/25[1]	1,947,000	2,083,290
Qorvo, Inc.
7.00% due 12/01/25	1,772,000	1,966,920
Infor US, Inc.
5.75% due 08/15/20[1]	1,813,000	1,887,786
NXP BV / NXP Funding LLC
4.13% due 06/15/20[1]	1,000,000	1,042,680
Harland Clarke Holdings Corp.
6.88% due 03/01/20[1]	1,000,000	1,012,500
Nuance Communications, Inc.
5.38% due 08/15/20[1]	513,000	523,314

	Face Amount	Value
CORPORATE BONDS†† - 93.9% (continued)
Technology - 3.8% (continued)
ACI Worldwide, Inc.
6.38% due 08/15/20[1]	$328,000	$338,906
j2 Cloud Services, Inc.
8.00% due 08/01/20[2]	282,000	293,456
Total Technology		14,324,745
Utilities - 0.2%
AES Corp.
8.00% due 06/01/20[2]	687,000	795,203
Diversified - 0.1%
WaveDivision Escrow LLC / WaveDivision Escrow Corp.
8.13% due 09/01/20[1]	462,000	481,058
Total Corporate Bonds
(Cost $343,781,100)		351,795,927

SECURITIES LENDING COLLATERAL††,3 - 6.0%
Joint Repurchase Agreements
Citigroup Global Markets, Inc.
issued 02/28/17 at 0.54%
due 03/01/17	5,246,671	5,246,671
BNP Paribas Securities Corp.
issued 02/28/17 at 0.53%
due 03/01/17	5,246,671	5,246,671
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 02/28/17 at 0.52%
due 03/01/17	5,246,671	5,246,671
RBC Dominion Securities, Inc.
issued 02/28/17 at 0.51%
due 03/01/17	5,246,671	5,246,671
J.P. Morgan Securities LLC
issued 02/28/17 at 0.52%
due 03/01/17	1,555,054	1,555,054
Total Securities Lending Collateral
(Cost $22,541,738)		22,541,738
Total Investments - 99.9%
(Cost $366,322,838)		$374,337,665
Other Assets & Liabilities, net - 0.1%		534,488
Total Net Assets - 100.0%		$374,872,153

††	Value determined based on Level 2 inputs — See Note 2.
1
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $133,705,539 (cost $131,112,125), or 35.7% of total net assets.

2	All or portion of this security is on loan at February 28, 2017 — See Note 4.
3	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2020.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2017 (See Note 2 in the Notes to Schedule of Investments):

Other Information (unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$351,795,927	$—	$351,795,927
Securities Lending Collateral	—	22,541,738	—	22,541,738
Total	$—	$374,337,665	$—	$374,337,665

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2017, there were no transfers between levels.

Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 96.4%
Communications - 19.6%
T-Mobile USA, Inc.
6.50% due 01/15/26	$1,532,000	$1,687,115
6.25% due 04/01/21	969,000	1,002,585
6.63% due 04/28/21	727,000	758,043
Sprint Corp.
7.25% due 09/15/21	2,124,000	2,320,469
Wind Acquisition Finance S.A.
7.38% due 04/23/21[1]	2,100,000	2,191,875
DISH DBS Corp.
6.75% due 06/01/21	1,322,000	1,460,809
Frontier Communications Corp.
9.25% due 07/01/21	600,000	634,500
6.25% due 09/15/21[2]	650,000	624,000
Hughes Satellite Systems Corp.
7.63% due 06/15/21	1,092,000	1,214,850
Cequel Communications Holdings I LLC / Cequel Capital Corp.
5.13% due 12/15/21[1]	1,023,000	1,044,845
CSC Holdings LLC
6.75% due 11/15/21	927,000	1,019,700
Sprint Communications, Inc.
11.50% due 11/15/21	800,000	1,011,000
TIBCO Software, Inc.
11.38% due 12/01/21[1]	842,000	917,780
Windstream Services LLC
7.75% due 10/01/21[2]	885,000	915,975
Sirius XM Radio, Inc.
5.75% due 08/01/21[1]	785,000	819,065
CenturyLink, Inc.
6.45% due 06/15/21	695,000	744,088
CommScope, Inc.
5.00% due 06/15/21[1]	504,000	521,010
West Corp.
4.75% due 07/15/21[1]	500,000	513,750
Netflix, Inc.
5.38% due 02/01/21	385,000	414,838
Level 3 Financing, Inc.
6.13% due 01/15/21	384,000	398,400
Anixter, Inc.
5.13% due 10/01/21	309,000	324,450
Millicom International Cellular S.A.
6.63% due 10/15/21[1]	300,000	315,375
Lamar Media Corp.
5.75% due 02/01/26	200,000	215,750
Virgin Media Secured Finance plc
5.25% due 01/15/21	200,000	215,500
Cogent Communications Group, Inc.
5.38% due 03/01/22[1]	200,000	209,000
Midcontinent Communications & Midcontinent Finance Corp.
6.25% due 08/01/21[1]	200,000	208,800
Mediacom Broadband LLC / Mediacom Broadband Corp.
5.50% due 04/15/21	200,000	205,750

	Face Amount	Value
CORPORATE BONDS†† - 96.4% (continued)
Communications - 19.6% (continued)
Sinclair Television Group, Inc.
5.38% due 04/01/21	$185,000	$191,012
CCO Holdings LLC/CCO Holdings Capital Corp.
5.25% due 03/15/21	185,000	190,123
GCI, Inc.
6.75% due 06/01/21	184,000	189,980
Cogent Communications Finance, Inc.
5.63% due 04/15/21[1]	185,000	189,163
TEGNA, Inc.
4.88% due 09/15/21[1]	185,000	189,163
Intelsat Jackson Holdings S.A.
7.50% due 04/01/21[2]	195,000	179,400
Total Communications		23,038,163
Consumer, Cyclical - 17.0%
Navistar International Corp.
8.25% due 11/01/21	1,500,000	1,522,500
International Game Technology plc
6.25% due 02/15/22[1]	1,100,000	1,193,500
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
5.63% due 10/15/21	1,085,000	1,117,276
MGM Resorts International
6.63% due 12/15/21	969,000	1,084,068
HD Supply, Inc.
5.25% due 12/15/21[1]	969,000	1,025,929
PulteGroup, Inc.
4.25% due 03/01/21	900,000	923,400
Rite Aid Corp.
6.75% due 06/15/21	869,000	906,577
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope
11.00% due 10/01/21[2]	800,000	876,999
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21	885,000	869,513
L Brands, Inc.
6.63% due 04/01/21	785,000	867,425
Lennar Corp.
4.75% due 04/01/21	800,000	837,000
TRU Taj LLC / TRU Taj Finance, Inc.
12.00% due 08/15/21[1]	850,000	792,625
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
5.25% due 06/01/26[1]	700,000	725,375
Rivers Pittsburgh Borrower Limited Partnership/Rivers Pittsburgh Finance Corp.
6.13% due 08/15/21[1]	700,000	717,710
Boyd Gaming Corp.
6.38% due 04/01/26[1]	630,000	682,763

Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 96.4% (continued)
Consumer, Cyclical - 17.0% (continued)
CalAtlantic Group, Inc.
8.38% due 01/15/21	$292,000	$342,370
6.25% due 12/15/21	200,000	220,250
Scientific Games International, Inc.
6.63% due 05/15/21	500,000	472,500
Six Flags Entertainment Corp.
5.25% due 01/15/21[1]	435,000	447,289
GameStop Corp.
6.75% due 03/15/21[1,2]	400,000	414,000
Cedar Fair LP / Canada's Wonderland Company / Magnum Management Corp.
5.25% due 03/15/21	385,000	396,550
Taylor Morrison Communities Incorporated / Monarch Communities Inc
5.25% due 04/15/21[1]	342,000	352,260
Seminole Hard Rock Entertainment Inc. / Seminole Hard Rock International LLC
5.88% due 05/15/21[1]	292,000	300,760
Churchill Downs, Inc.
5.38% due 12/15/21	258,000	269,932
Golden Nugget, Inc.
8.50% due 12/01/21[1]	250,000	268,125
Neiman Marcus Group Limited LLC
8.00% due 10/15/21[1,2]	385,000	243,513
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.38% due 04/15/21	221,000	230,669
Meritor, Inc.
6.75% due 06/15/21	200,000	209,000
Air Canada
7.75% due 04/15/21[1,2]	185,000	208,588
Isle of Capri Casinos, Inc.
5.88% due 03/15/21	200,000	206,625
American Axle & Manufacturing, Inc.
6.25% due 03/15/21[2]	200,000	206,250
KB Home
7.00% due 12/15/21	185,000	203,500
Dana, Inc.
5.38% due 09/15/21	185,000	192,631
William Carter Co.
5.25% due 08/15/21	185,000	192,169
American Builders & Contractors Supply Company, Inc.
5.63% due 04/15/21[1]	185,000	190,781
Yum! Brands, Inc.
3.75% due 11/01/21	185,000	188,931

	Face Amount	Value
CORPORATE BONDS†† - 96.4% (continued)
Consumer, Cyclical - 17.0% (continued)
Sugarhouse HSP Gaming Prop Mezz Limited Partnership / Sugarhouse HSP Gaming Finance Corp.
6.38% due 06/01/21[1]	$116,000	$117,740
Total Consumer, Cyclical		20,017,093
Consumer, Non-cyclical - 16.6%
Valeant Pharmaceuticals International, Inc.
7.50% due 07/15/21[1]	1,377,000	1,270,282
5.63% due 12/01/21[1]	735,000	622,913
6.75% due 08/15/21[1]	492,000	440,340
Centene Corp.
5.63% due 02/15/21	1,250,000	1,318,750
Tenet Healthcare Corp.
4.38% due 10/01/21	635,000	642,938
4.50% due 04/01/21	585,000	595,238
Surgery Center Holdings, Inc.
8.88% due 04/15/21[1]	1,000,000	1,072,499
ADT Corp.
6.25% due 10/15/21	965,000	1,057,881
Post Holdings, Inc.
6.75% due 12/01/21[1]	969,000	1,042,644
Nature's Bounty Co.
7.63% due 05/15/21[1]	950,000	1,005,813
RR Donnelley & Sons Co.
7.88% due 03/15/21	869,000	938,520
Fresenius Medical Care US Finance, Inc.
5.75% due 02/15/21[1]	815,000	891,406
Revlon Consumer Products Corp.
5.75% due 02/15/21	877,000	887,963
Kinetic Concepts Incorporated / KCI USA Inc
12.50% due 11/01/21[1]	750,000	845,625
CHS/Community Health Systems, Inc.
5.13% due 08/01/21[2]	785,000	775,187
LifePoint Health, Inc.
5.50% due 12/01/21	727,000	756,989
DJO Finco Incorporated / DJO Finance LLC / DJO Finance Corp.
8.13% due 06/15/21[1]	740,000	658,600
HCA Holdings, Inc.
6.25% due 02/15/21	555,000	605,644
Hertz Corp.
7.38% due 01/15/21	592,000	594,960
JBS USA LUX S.A. / JBS USA Finance, Inc.
7.25% due 06/01/21[1]	531,000	549,585
SUPERVALU, Inc.
6.75% due 06/01/21[2]	500,000	501,250
Rent-A-Center, Inc.
4.75% due 05/01/21	600,000	486,000

Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 96.4% (continued)
Consumer, Non-cyclical - 16.6% (continued)
B&G Foods, Inc.
4.63% due 06/01/21	$435,000	$442,613
Nielsen Company Luxembourg SARL
5.50% due 10/01/21[1]	385,000	401,242
Edgewell Personal Care Co.
4.70% due 05/19/21	342,000	362,863
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[1]	231,000	232,155
First Quality Finance Company, Inc.
4.63% due 05/15/21[1]	220,000	219,725
Prestige Brands, Inc.
5.38% due 12/15/21[1]	184,000	190,440
Opal Acquisition, Inc.
8.88% due 12/15/21[1]	185,000	161,875
Total Consumer, Non-cyclical		19,571,940
Energy - 12.7%
Denbury Resources, Inc.
9.00% due 05/15/21[1]	1,050,000	1,136,624
6.38% due 08/15/21	250,000	224,375
Unit Corp.
6.63% due 05/15/21	1,135,000	1,137,837
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
8.50% due 12/15/21[1]	875,000	896,874
Ensco plc
4.70% due 03/15/21[2]	879,000	860,102
QEP Resources, Inc.
6.88% due 03/01/21	790,000	839,375
Tesoro Logistics Limited Partnership / Tesoro Logistics Finance Corp.
6.13% due 10/15/21	785,000	821,306
Sunoco Limited Partnership / Sunoco Finance Corp.
6.25% due 04/15/21	800,000	814,000
Range Resources Corp.
5.75% due 06/01/21[1]	784,000	813,400
Sanchez Energy Corp.
7.75% due 06/15/21	765,000	787,950
Weatherford International Ltd.
7.75% due 06/15/21	700,000	757,750
WPX Energy, Inc.
6.00% due 01/15/22	700,000	718,375
SESI LLC
7.13% due 12/15/21	679,000	701,068
NuStar Logistics, LP
6.75% due 02/01/21	500,000	547,500
DCP Midstream Operating, LP
4.75% due 09/30/21[1]	500,000	518,750
ONEOK, Inc.
4.25% due 02/01/22	500,000	517,500
Transocean, Inc.
8.13% due 12/15/21	410,000	432,796

	Face Amount	Value
CORPORATE BONDS†† - 96.4% (continued)
Energy - 12.7% (continued)
Extraction Oil & Gas Holdings LLC / Extraction Finance Corp.
7.88% due 07/15/21[1]	$400,000	$428,000
Oasis Petroleum, Inc.
6.50% due 11/01/21	345,000	352,763
CrownRock Limited Partnership / CrownRock Finance, Inc.
7.13% due 04/15/21[1]	300,000	312,750
Gibson Energy, Inc.
6.75% due 07/15/21[1]	300,000	312,750
SM Energy Co.
6.50% due 11/15/21[2]	261,000	268,178
Martin Midstream Partners Limited Partnership / Martin Midstream Finance Corp.
7.25% due 02/15/21	200,000	204,250
Endeavor Energy Resources LP / EER Finance, Inc.
7.00% due 08/15/21[1]	185,000	193,325
Precision Drilling Corp.
6.50% due 12/15/21	185,000	191,013
Williams Companies, Inc.
7.88% due 09/01/21	120,000	139,200
Total Energy		14,927,811
Financial - 10.3%
Navient Corp.
6.63% due 07/26/21	900,000	940,500
5.88% due 03/25/21	385,000	393,181
HUB International Ltd.
7.88% due 10/01/21[1]	1,085,000	1,150,100
Genworth Holdings, Inc.
7.63% due 09/24/21	900,000	868,500
7.20% due 02/15/21	200,000	194,000
Springleaf Finance Corp.
7.75% due 10/01/21	885,000	946,950
Iron Mountain, Inc.
4.38% due 06/01/21[1]	790,000	813,700
NFP Corp.
9.00% due 07/15/21[1]	700,000	742,735
Aircastle Ltd.
5.13% due 03/15/21	685,000	733,806
Radian Group, Inc.
7.00% due 03/15/21	600,000	671,250
Ally Financial, Inc.
4.25% due 04/15/21	600,000	620,250
Realogy Group LLC / Realogy Company-Issuer Corp.
5.25% due 12/01/21[1]	585,000	611,325
OneMain Financial Holdings LLC
7.25% due 12/15/21[1]	531,000	557,550
FBM Finance, Inc.
8.25% due 08/15/21[1]	410,000	440,832
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 07/01/21	400,000	411,000
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.50% due 04/15/21[1]	400,000	406,500

Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 96.4% (continued)
Financial - 10.3% (continued)
Sabra Health Care Limited Partnership / Sabra Capital Corp.
5.50% due 02/01/21	$292,000	$303,680
PHH Corp.
6.38% due 08/15/21	200,000	203,500
DuPont Fabros Technology, LP
5.88% due 09/15/21	185,000	192,978
RHP Hotel Properties Limited Partnership / RHP Finance Corp.
5.00% due 04/15/21	185,000	190,088
CTR Partnership Limited Partnership / CareTrust Capital Corp.
5.88% due 06/01/21	184,000	189,980
Credit Acceptance Corp.
6.13% due 02/15/21	185,000	188,238
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[1]	184,000	186,300
iStar, Inc.
6.50% due 07/01/21	100,000	105,500
Total Financial		12,062,443
Basic Materials - 8.1%
First Quantum Minerals Ltd.
7.00% due 02/15/21[1]	1,225,000	1,274,766
Alcoa Nederland Holding B.V.
7.00% due 09/30/26[1]	1,000,000	1,100,000
ArcelorMittal
6.25% due 03/01/21	900,000	994,500
AK Steel Corp.
7.63% due 10/01/21	800,000	834,000
Cliffs Natural Resources, Inc.
4.88% due 04/01/21	800,000	790,160
Rain CII Carbon LLC / CII Carbon Corp.
8.25% due 01/15/21[1,2]	700,000	722,750
Teck Resources Ltd.
4.75% due 01/15/22	676,000	705,575
Allegheny Technologies, Inc.
5.95% due 01/15/21	680,000	686,399
Aleris International, Inc.
9.50% due 04/01/21[1]	600,000	644,880
Anglo American Capital plc
4.13% due 04/15/21[1]	500,000	517,600
WR Grace & Co.
5.13% due 10/01/21[1]	385,000	406,175
Steel Dynamics, Inc.
5.13% due 10/01/21	385,000	398,956
Chemtura Corp.
5.75% due 07/15/21	185,000	192,053
United States Steel Corp.
6.88% due 04/01/21	148,000	153,550

	Face Amount	Value
CORPORATE BONDS†† - 96.4% (continued)
Basic Materials - 8.1% (continued)
Coeur Mining, Inc.
7.88% due 02/01/21	$82,000	$85,075
Total Basic Materials		9,506,439
Industrial - 6.6%
Bombardier, Inc.
8.75% due 12/01/21[1]	1,250,000	1,387,500
BWAY Holding Co.
9.13% due 08/15/21[1]	910,000	991,899
Huntington Ingalls Industries, Inc.
5.00% due 12/15/21[1]	785,000	823,269
Joy Global, Inc.
5.13% due 10/15/21	693,000	749,212
CEVA Group plc
7.00% due 03/01/21[1]	575,000	514,625
9.00% due 09/01/21[1]	250,000	171,250
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
6.75% due 01/31/21[1]	200,000	208,360
6.00% due 06/30/21[1]	200,000	208,250
Clean Harbors, Inc.
5.13% due 06/01/21	385,000	394,144
Gardner Denver, Inc.
6.88% due 08/15/21[1]	380,000	393,300
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer
6.88% due 02/15/21	359,715	369,608
Graphic Packaging International, Inc.
4.75% due 04/15/21	292,000	308,790
Park-Ohio Industries, Inc.
8.13% due 04/01/21	250,000	258,125
CNH Industrial Capital LLC
4.88% due 04/01/21[2]	200,000	210,080
WESCO Distribution, Inc.
5.38% due 12/15/21	200,000	208,000
Gibraltar Industries, Inc.
6.25% due 02/01/21	185,000	191,128
Triumph Group, Inc.
4.88% due 04/01/21	185,000	177,138
CPG Merger Sub LLC
8.00% due 10/01/21[1]	152,000	159,980
Total Industrial		7,724,658
Technology - 3.4%
BMC Software Finance, Inc.
8.13% due 07/15/21[1]	1,750,000	1,785,000
Harland Clarke Holdings Corp.
9.25% due 03/01/21[1]	1,000,000	967,500
NCR Corp.
5.88% due 12/15/21	385,000	404,731
4.63% due 02/15/21	385,000	394,818
Dell, Inc.
4.63% due 04/01/21	285,000	296,400

Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 96.4% (continued)
Technology - 3.4% (continued)
Amkor Technology, Inc.
6.63% due 06/01/21	$200,000	$205,000
Total Technology		4,053,449
Utilities - 2.1%
Talen Energy Supply LLC
4.60% due 12/15/21[2]	1,150,000	952,774
DPL, Inc.
7.25% due 10/15/21	885,000	946,950
NGL Energy Partners LP / NGL Energy Finance Corp.
6.88% due 10/15/21	485,000	501,672
NRG Energy, Inc.
7.88% due 05/15/21	101,000	105,293
Total Utilities		2,506,689
Total Corporate Bonds
(Cost $110,875,003)		113,408,685
SECURITIES LENDING COLLATERAL††,3 - 4.9%

	Face
	Amount	Value
Joint Repurchase Agreements
Citigroup Global Markets, Inc.
issued 02/28/17 at 0.54%
due 03/01/17	$1,331,187	$1,331,187
BNP Paribas Securities Corp.
issued 02/28/17 at 0.53%
due 03/01/17	1,331,187	1,331,187
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 02/28/17 at 0.52%
due 03/01/17	1,331,187	1,331,187
RBC Dominion Securities, Inc.
issued 02/28/17 at 0.51%
due 03/01/17	1,331,187	1,331,187
J.P. Morgan Securities LLC
issued 02/28/17 at 0.52%
due 03/01/17	394,561	394,561
Total Securities Lending Collateral
(Cost $5,719,309)		5,719,309
Total Investments - 101.3%
(Cost $116,594,312)		$119,127,994
Other Assets & Liabilities, net - (1.3)%		(1,470,286)
Total Net Assets - 100.0%		$117,657,708

††	Value determined based on Level 2 inputs — See Note 2.
1
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $46,204,546 (cost $45,598,302), or 39.3% of total net assets.

2	All or portion of this security is on loan at February 28, 2017 — See Note 4.
3	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2021.

See Sector Classification in Supplemental Information section.
The following table summarizes the inputs used to value the Fund's investments at February 28, 2017 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$113,408,685	$—	$113,408,685
Securities Lending Collateral	—	5,719,309	—	5,719,309
Total	$—	$119,127,994	$—	$119,127,994

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2017, there were no transfers between levels.

Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 96.6%
Communications - 20.6%
SFR Group S.A.
6.00% due 05/15/22[1]	2,300,000	$2,394,161
Nielsen Finance LLC / Nielsen Finance Co.
5.00% due 04/15/22[1]	1,750,000	1,806,875
Frontier Communications Corp.
10.50% due 09/15/22	1,000,000	1,044,680
8.75% due 04/15/22	700,000	703,500
Sprint Communications, Inc.
6.00% due 11/15/22	1,350,000	1,400,477
9.25% due 04/15/22	250,000	309,375
Altice Luxembourg S.A.
7.75% due 05/15/22[1]	1,355,000	1,444,768
Clear Channel Worldwide Holdings, Inc.
6.50% due 11/15/22	1,300,000	1,337,434
DISH DBS Corp.
5.88% due 07/15/22	1,130,000	1,214,750
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25% due 09/30/22	1,100,000	1,146,750
T-Mobile USA, Inc.
6.73% due 04/28/22	900,000	938,250
West Corp.
5.38% due 07/15/22[1]	900,000	867,825
Consolidated Communications, Inc.
6.50% due 10/01/22	850,000	852,125
Level 3 Financing, Inc.
5.38% due 08/15/22	813,000	844,910
Inmarsat Finance plc
4.88% due 05/15/22[1]	780,000	783,900
McClatchy Co.
9.00% due 12/15/22[2]	728,000	769,860
Netflix, Inc.
5.50% due 02/15/22	700,000	750,750
CenturyLink, Inc.
5.80% due 03/15/22	700,000	723,625
LIN Television Corp.
5.88% due 11/15/22	666,000	692,640
Altice Financing S.A.
6.50% due 01/15/22[1]	650,000	681,688
Windstream Services LLC
7.50% due 06/01/22[2]	600,000	597,000
Sinclair Television Group, Inc.
6.13% due 10/01/22	430,000	452,038
Cablevision Systems Corp.
5.88% due 09/15/22	400,000	411,000
Cable One, Inc.
5.75% due 06/15/22[1]	302,000	316,345
Match Group, Inc.
6.75% due 12/15/22	200,000	211,750
Level 3 Communications, Inc.
5.75% due 12/01/22	200,000	207,750
Time, Inc.
5.75% due 04/15/22[1]	200,000	207,250
AMC Networks, Inc.
4.75% due 12/15/22	200,000	202,500

	Face Amount	Value
CORPORATE BONDS†† - 96.6% (continued)
Communications - 20.6% (continued)
Acosta, Inc.
7.75% due 10/01/22[1]	$200,000	$177,000
Total Communications		23,490,976
Energy - 18.4%
Chesapeake Energy Corp.
8.00% due 12/15/22[1,2]	2,113,000	2,242,420
Continental Resources, Inc.
5.00% due 09/15/22	1,509,000	1,542,952
California Resources Corp.
8.00% due 12/15/22[1]	1,650,000	1,416,937
Oasis Petroleum, Inc.
6.88% due 03/15/22	1,250,000	1,277,738
CONSOL Energy, Inc.
5.88% due 04/15/22	1,128,000	1,105,440
Genesis Energy, LP / Genesis Energy Finance Corp.
6.75% due 08/01/22	970,000	1,016,075
Blue Racer Midstream LLC / Blue Racer Finance Corp.
6.13% due 11/15/22[1]	950,000	971,375
Southwestern Energy Co.
4.10% due 03/15/22	1,014,000	907,530
Transocean, Inc.
5.55% due 10/15/22[2]	901,000	846,940
Weatherford International Ltd.
4.50% due 04/15/22[2]	839,000	806,489
RSP Permian, Inc.
6.63% due 10/01/22	750,000	796,875
Rice Energy, Inc.
6.25% due 05/01/22	775,000	795,832
Range Resources Corp.
5.88% due 07/01/22[1]	500,000	513,750
5.00% due 08/15/22[1]	250,000	245,000
Newfield Exploration Co.
5.75% due 01/30/22	707,000	758,258
Antero Resources Corp.
5.13% due 12/01/22	750,000	757,500
Laredo Petroleum, Inc.
7.38% due 05/01/22	706,000	733,358
Rowan Companies, Inc.
4.88% due 06/01/22	600,000	576,000
FTS International, Inc.
6.25% due 05/01/22	600,000	570,000
PDC Energy, Inc.
7.75% due 10/15/22	500,000	531,250
CVR Refining LLC / Coffeyville Finance, Inc.
6.50% due 11/01/22	500,000	507,500
Denbury Resources, Inc.
5.50% due 05/01/22	555,000	460,650
Crestwood Midstream Partners, LP / Crestwood Midstream Finance Corp.
6.13% due 03/01/22	350,000	363,563
CITGO Petroleum Corp.
6.25% due 08/15/22[1]	350,000	363,125

Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 96.6% (continued)
Energy - 18.4% (continued)
SM Energy Co.
6.13% due 11/15/22[2]	$310,000	$313,875
Concho Resources, Inc.
5.50% due 10/01/22	200,000	208,000
QEP Resources, Inc.
5.38% due 10/01/22	200,000	202,000
Jones Energy Holdings LLC / Jones Energy Finance Corp.
6.75% due 04/01/22	200,000	190,500
Total Energy		21,020,932
Consumer, Cyclical - 16.1%
Scientific Games International, Inc.
10.00% due 12/01/22	2,000,000	2,129,999
7.00% due 01/01/22[1]	690,000	734,850
1011778 BC ULC / New Red Finance, Inc.
6.00% due 04/01/22[1]	1,400,000	1,463,420
4.63% due 01/15/22[1]	700,000	721,875
MGM Resorts International
7.75% due 03/15/22	880,000	1,029,600
Men's Wearhouse, Inc.
7.00% due 07/01/22	950,000	902,500
H&E Equipment Services, Inc.
7.00% due 09/01/22	777,000	821,678
Viking Cruises Ltd.
8.50% due 10/15/22[1]	778,000	815,928
American Axle & Manufacturing, Inc.
6.63% due 10/15/22[2]	735,000	764,400
Beazer Homes USA, Inc.
8.75% due 03/15/22[1]	700,000	761,165
National CineMedia LLC
6.00% due 04/15/22	700,000	727,125
Group 1 Automotive, Inc.
5.00% due 06/01/22	700,000	724,500
PVH Corp.
4.50% due 12/15/22	700,000	712,250
WMG Acquisition Corp.
6.75% due 04/15/22[1]	500,000	528,800
5.63% due 04/15/22[1]	90,000	93,938
MPG Holdco I, Inc.
7.38% due 10/15/22	500,000	542,700
Brookfield Residential Properties Inc. / Brookfield Residential US Corp.
6.13% due 07/01/22[1]	500,000	517,500
KB Home
7.50% due 09/15/22	450,000	495,000
L Brands, Inc.
5.63% due 02/15/22	450,000	475,313
ZF North America Capital, Inc.
4.50% due 04/29/22[1]	400,000	417,000
Lennar Corp.
4.75% due 11/15/22	400,000	413,400
Tops Holding LLC / Tops Markets II Corp.
8.00% due 06/15/22[1]	500,000	412,500

	Face Amount	Value
CORPORATE BONDS†† - 96.6% (continued)
Consumer, Cyclical - 16.1% (continued)
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.38% due 03/15/22	$400,000	$412,000
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75% due 01/15/22	400,000	390,000
Meritage Homes Corp.
7.00% due 04/01/22	250,000	281,875
Sally Holdings LLC / Sally Capital, Inc.
5.75% due 06/01/22	258,000	267,030
Penske Automotive Group, Inc.
5.75% due 10/01/22	238,000	248,115
Regal Entertainment Group
5.75% due 03/15/22	200,000	209,750
Cinemark USA, Inc.
5.13% due 12/15/22	200,000	207,000
CalAtlantic Group, Inc.
5.38% due 10/01/22	100,000	105,375
Total Consumer, Cyclical		18,326,586
Consumer, Non-cyclical - 14.6%
HCA, Inc.
7.50% due 02/15/22	1,900,000	2,196,874
Tenet Healthcare Corp.
8.13% due 04/01/22	1,700,000	1,789,250
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC
5.75% due 08/01/22[1,2]	1,200,000	1,182,000
Envision Healthcare Corp.
5.13% due 07/01/22[1]	680,000	699,550
5.63% due 07/15/22	450,000	470,250
CHS/Community Health Systems, Inc.
6.88% due 02/01/22	1,050,000	926,625
Ashtead Capital, Inc.
6.50% due 07/15/22[1]	750,000	788,179
Fresenius Medical Care US Finance II, Inc.
5.88% due 01/31/22[1]	700,000	767,375
Molina Healthcare, Inc.
5.38% due 11/15/22	700,000	728,000
Post Holdings, Inc.
6.00% due 12/15/22[1]	600,000	635,250
DaVita, Inc.
5.75% due 08/15/22	605,000	632,981
ADT Corp.
3.50% due 07/15/22	575,000	548,406
Avon International Operations, Inc.
7.88% due 08/15/22[1]	500,000	532,445
Centene Corp.
4.75% due 05/15/22	500,000	520,625
Cott Beverages, Inc.
5.38% due 07/01/22	385,000	396,069
Hertz Corp.
6.25% due 10/15/22[2]	400,000	384,000

Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 96.6% (continued)
Consumer, Non-cyclical - 14.6% (continued)
Edgewell Personal Care Co.
4.70% due 05/24/22	$300,000	$313,671
SUPERVALU, Inc.
7.75% due 11/15/22[2]	300,000	297,750
Endo Finance LLC / Endo Finco, Inc.
7.25% due 01/15/22[1]	261,000	253,986
WhiteWave Foods Co.
5.38% due 10/01/22	200,000	218,750
Live Nation Entertainment, Inc.
5.38% due 06/15/22[1]	200,000	209,500
Grifols Worldwide Operations Ltd.
5.25% due 04/01/22	200,000	208,500
Halyard Health, Inc.
6.25% due 10/15/22	200,000	208,000
TreeHouse Foods, Inc.
4.88% due 03/15/22	200,000	207,500
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[1]	200,000	207,300
RR Donnelley & Sons Co.
7.00% due 02/15/22	200,000	207,250
Cardtronics, Inc.
5.13% due 08/01/22	200,000	203,500
Acadia Healthcare Company, Inc.
5.13% due 07/01/22	200,000	202,500
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.13% due 06/01/22[1,2]	200,000	197,000
Endo Finance LLC
5.75% due 01/15/22[1]	200,000	186,500
Valeant Pharmaceuticals International, Inc.
7.25% due 07/15/22[1]	200,000	181,000
Herc Rentals, Inc.
7.50% due 06/01/22[1]	160,000	173,600
Total Consumer, Non-cyclical		16,674,186
Industrial - 9.8%
Bombardier, Inc.
6.00% due 10/15/22[1]	1,200,000	1,205,999
5.75% due 03/15/22[1,2]	400,000	400,500
XPO Logistics, Inc.
6.50% due 06/15/22[1]	1,300,000	1,369,875
Gates Global LLC / Gates Global Co.
6.00% due 07/15/22[1]	1,200,000	1,215,000
TransDigm, Inc.
6.00% due 07/15/22	800,000	823,584
Amsted Industries, Inc.
5.00% due 03/15/22[1]	700,000	710,500
Moog, Inc.
5.25% due 12/01/22[1]	590,000	607,700
KLX, Inc.
5.88% due 12/01/22[1]	550,000	581,048

	Face Amount	Value
CORPORATE BONDS†† - 96.6% (continued)
Industrial - 9.8% (continued)
Zebra Technologies Corp.
7.25% due 10/15/22[2]	$500,000	$542,300
Graphic Packaging International, Inc.
4.88% due 11/15/22	500,000	522,500
EnPro Industries, Inc.
5.88% due 09/15/22	500,000	518,125
General Cable Corp.
5.75% due 10/01/22	500,000	492,500
Ball Corp.
5.00% due 03/15/22	200,000	212,500
AECOM
5.75% due 10/15/22	200,000	211,750
Berry Plastics Corp.
5.50% due 05/15/22	200,000	209,250
Owens-Brockway Glass Container, Inc.
5.00% due 01/15/22[1]	200,000	208,750
Sealed Air Corp.
4.88% due 12/01/22[1]	200,000	207,500
Actuant Corp.
5.63% due 06/15/22	200,000	207,250
Silgan Holdings, Inc.
5.50% due 02/01/22	200,000	207,250
Covanta Holding Corp.
6.38% due 10/01/22	200,000	207,000
Triumph Group, Inc.
5.25% due 06/01/22	200,000	190,000
Oshkosh Corp.
5.38% due 03/01/22	150,000	156,563
Griffon Corp.
5.25% due 03/01/22	120,000	121,350
Belden, Inc.
5.50% due 09/01/22[1]	100,000	103,625
Total Industrial		11,232,419
Financial - 5.6%
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.88% due 02/01/22	1,053,000	1,080,568
CIT Group, Inc.
5.00% due 08/15/22	900,000	956,250
Ally Financial, Inc.
4.13% due 02/13/22	500,000	512,500
4.63% due 05/19/22	340,000	354,450
Equinix, Inc.
5.38% due 01/01/22	700,000	742,874
SBA Communications Corp.
4.88% due 07/15/22	700,000	717,500
Navient Corp.
7.25% due 01/25/22	600,000	627,750
CoreCivic, Inc.
5.00% due 10/15/22	500,000	512,500
CyrusOne, LP / CyrusOne Finance Corp.
6.38% due 11/15/22	255,000	270,369
Greystar Real Estate Partners LLC
8.25% due 12/01/22[1]	200,000	219,000

Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 96.6% (continued)
Financial - 5.6% (continued)
Jefferies Finance LLC / JFIN Company-Issuer Corp.
6.88% due 04/15/22[1]	$200,000	$195,500
GEO Group, Inc.
5.88% due 01/15/22	100,000	104,625
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 06/01/22	92,000	93,150
Total Financial		6,387,036
Basic Materials - 4.5%
ArcelorMittal
7.00% due 02/25/22[2]	800,000	914,000
Platform Specialty Products Corp.
6.50% due 02/01/22[1,2]	800,000	840,000
Ashland LLC
4.75% due 08/15/22	800,000	833,000
AK Steel Corp.
8.38% due 04/01/22[2]	500,000	521,563
First Quantum Minerals Ltd.
7.25% due 05/15/22[1]	500,000	519,375
Cascades, Inc.
5.50% due 07/15/22[1]	390,000	397,800
Huntsman International LLC
5.13% due 11/15/22	200,000	211,000
Steel Dynamics, Inc.
6.38% due 08/15/22	200,000	210,000
United States Steel Corp.
7.50% due 03/15/22[2]	200,000	208,500
SPCM S.A.
6.00% due 01/15/22[1]	200,000	208,036
Anglo American Capital plc
4.13% due 09/27/22[1]	200,000	204,500
Total Basic Materials		5,067,774
Utilities - 3.3%
NRG Energy, Inc.
6.25% due 07/15/22	1,000,000	1,022,500
Terraform Global Operating LLC
9.75% due 08/15/22[1]	900,000	1,012,500
Dynegy, Inc.
7.38% due 11/01/22	1,000,000	987,500

	Face Amount	Value
CORPORATE BONDS†† - 96.6% (continued)
Utilities - 3.3% (continued)
Calpine Corp.
6.00% due 01/15/22[1]	$700,000	$736,750
Total Utilities		3,759,250
Technology - 3.1%
Infor US, Inc.
6.50% due 05/15/22	900,000	940,500
NCR Corp.
5.00% due 07/15/22	800,000	823,000
CDW LLC / CDW Finance Corp.
6.00% due 08/15/22	763,000	810,688
Advanced Micro Devices, Inc.
7.50% due 08/15/22	500,000	562,500
Micron Technology, Inc.
5.88% due 02/15/22	400,000	419,000
Total Technology		3,555,688
Diversified - 0.6%
HRG Group, Inc.
7.75% due 01/15/22	600,000	634,500
Total Corporate Bonds
(Cost $106,557,381)		110,149,347

SECURITIES LENDING COLLATERAL††,3 - 6.6%
Joint Repurchase Agreements
Citigroup Global Markets, Inc.
issued 02/28/17 at 0.54%
due 03/01/17	$1,762,399	1,762,399
BNP Paribas Securities Corp.
issued 02/28/17 at 0.53%
due 03/01/17	1,762,399	1,762,399
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 02/28/17 at 0.52%
due 03/01/17	1,762,399	1,762,399
RBC Dominion Securities, Inc.
issued 02/28/17 at 0.51%
due 03/01/17	1,762,399	1,762,399
J.P. Morgan Securities LLC
issued 02/28/17 at 0.52%
due 03/01/17	522,377	522,377
Total Securities Lending Collateral
(Cost $7,571,973)		7,571,973
Total Investments - 103.2%
(Cost $114,129,354)		$117,721,320
Other Assets & Liabilities, net - (3.2)%		(3,605,070)
Total Net Assets - 100.0%		$114,116,250

††	Value determined based on Level 2 inputs — See Note 2.
1
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $37,857,041 (cost $36,699,069), or 33.2% of total net assets.

2	All or portion of this security is on loan at February 28, 2017 — See Note 4.
3	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2022.

See Sector Classification in Supplemental Information section.

Other Information (unaudited)

The following table summarizes the inputs used to value the Fund's investments at February 28, 2017 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$110,149,347	$—	$110,149,347
Securities Lending Collateral	—	7,571,973	—	7,571,973
Total	$—	$117,721,320	$—	$117,721,320

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2017, there were no transfers between levels.

Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 97.6%
Communications - 18.1%
Sprint Corp.
7.88% due 09/15/23	1,030,000	$1,148,449
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13% due 05/01/23[1]	300,000	312,000
5.13% due 02/15/23	200,000	208,750
Zayo Group LLC / Zayo Capital, Inc.
6.00% due 04/01/23	375,000	398,438
T-Mobile USA, Inc.
6.00% due 03/01/23	300,000	318,000
DISH DBS Corp.
5.00% due 03/15/23	300,000	309,000
Univision Communications, Inc.
5.13% due 05/15/23[1]	300,000	301,125
Windstream Services LLC
6.38% due 08/01/23	200,000	183,000
7.50% due 04/01/23[2]	100,000	96,000
Frontier Communications Corp.
7.13% due 01/15/23	300,000	273,000
CSC Holdings LLC
10.13% due 01/15/23[1]	200,000	232,000
Altice Financing S.A.
6.63% due 02/15/23[1]	200,000	211,000
Virgin Media Finance plc
6.38% due 04/15/23[1]	200,000	211,000
Unitymedia Hessen GmbH & Company KG / Unitymedia NRW GmbH
5.50% due 01/15/23[1]	200,000	209,750
Altice US Finance I Corp.
5.38% due 07/15/23[1]	200,000	209,250
Level 3 Financing, Inc.
5.63% due 02/01/23	100,000	103,500
5.13% due 05/01/23	100,000	102,250
Anixter, Inc.
5.50% due 03/01/23	100,000	105,125
CenturyLink, Inc.
6.75% due 12/01/23	100,000	105,000
Equinix, Inc.
5.38% due 04/01/23	100,000	104,250
Lamar Media Corp.
5.00% due 05/01/23	100,000	103,750
Sirius XM Radio, Inc.
4.63% due 05/15/23[1]	100,000	102,625
Total Communications		5,347,262
Energy - 17.7%
Continental Resources, Inc.
4.50% due 04/15/23	328,000	323,079
Concho Resources, Inc.
5.50% due 04/01/23	300,000	311,999
Tesoro Corp.
4.75% due 12/15/23[1]	300,000	311,625
MEG Energy Corp.
6.38% due 01/30/23[1]	300,000	267,750
Rice Energy, Inc.
7.25% due 05/01/23	220,000	233,750

	Face Amount	Value
CORPORATE BONDS†† - 97.6% (continued)
Energy - 17.7% (continued)
WPX Energy, Inc.
8.25% due 08/01/23	$200,000	$225,000
Weatherford International Ltd.
8.25% due 06/15/23	200,000	217,500
Energy Transfer Equity, LP
5.88% due 01/15/24	200,000	216,000
TerraForm Power Operating LLC
6.38% due 02/01/23[1,3]	200,000	208,000
Gulfport Energy Corp.
6.63% due 05/01/23	200,000	204,500
Antero Resources Corp.
5.63% due 06/01/23	200,000	203,500
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
5.25% due 05/01/23	100,000	103,750
4.25% due 11/15/23	100,000	99,750
Genesis Energy Limited Partnership / Genesis Energy Finance Corp.
6.00% due 05/15/23	200,000	203,500
Carrizo Oil & Gas, Inc.
6.25% due 04/15/23	200,000	203,500
Whiting Petroleum Corp.
6.25% due 04/01/23[2]	200,000	201,500
SM Energy Co.
6.50% due 01/01/23	200,000	201,500
Oasis Petroleum, Inc.
6.88% due 01/15/23[2]	193,000	196,619
EP Energy LLC / Everest Acquisition Finance, Inc.
6.38% due 06/15/23[2]	200,000	167,500
Seven Generations Energy Ltd.
6.88% due 06/30/23[1]	150,000	159,413
Denbury Resources, Inc.
4.63% due 07/15/23	200,000	157,000
Transocean, Inc.
9.00% due 07/15/23[1]	145,000	156,963
Williams Companies, Inc.
3.70% due 01/15/23	150,000	147,750
CONSOL Energy, Inc.
8.00% due 04/01/23	100,000	104,750
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.25% due 04/01/23	100,000	104,250
Sunoco Limited Partnership / Sunoco Finance Corp.
6.38% due 04/01/23	100,000	101,500
QEP Resources, Inc.
5.25% due 05/01/23	100,000	99,000

Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 97.6% (continued)
Energy - 17.7% (continued)
Range Resources Corp.
5.00% due 03/15/23[1]	$100,000	$97,125
Total Energy		5,228,073
Consumer, Non-cyclical - 16.5%
Valeant Pharmaceuticals International, Inc.
5.88% due 05/15/23[1]	600,000	491,250
5.50% due 03/01/23[1]	300,000	243,375
Tenet Healthcare Corp.
6.75% due 06/15/23[2]	700,000	695,625
United Rentals North America, Inc.
6.13% due 06/15/23	300,000	316,500
4.63% due 07/15/23	80,000	82,421
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC
5.63% due 10/15/23[1,2]	400,000	386,000
Endo Limited / Endo Finance LLC / Endo Finco, Inc.
6.00% due 07/15/23[1]	400,000	370,000
Jaguar Holding Company II / Pharmaceutical Product Development LLC
6.38% due 08/01/23[1]	300,000	323,625
ADT Corp.
4.13% due 06/15/23	260,000	251,550
HCA, Inc.
5.88% due 05/01/23	200,000	218,000
Central Garden & Pet Co.
6.13% due 11/15/23	200,000	214,500
Alere, Inc.
6.38% due 07/01/23[1]	200,000	204,000
CEB, Inc.
5.63% due 06/15/23[1]	100,000	107,750
Hill-Rom Holdings, Inc.
5.75% due 09/01/23[1]	100,000	105,000
Dean Foods Co.
6.50% due 03/15/23[1]	100,000	104,500
Acadia Healthcare Company, Inc.
5.63% due 02/15/23	100,000	103,250
HealthSouth Corp.
5.13% due 03/15/23	100,000	100,500
Avis Budget Car Rental LLC
5.50% due 04/01/23[2]	100,000	100,375
WEX, Inc.
4.75% due 02/01/23[1]	100,000	100,000
Kindred Healthcare, Inc.
8.75% due 01/15/23[2]	100,000	97,500
Avon Products, Inc.
7.00% due 03/15/23	100,000	94,000
Mallinckrodt International Finance S.A.
4.75% due 04/15/23[2]	100,000	89,500

	Face Amount	Value
CORPORATE BONDS†† - 97.6% (continued)
Consumer, Non-cyclical - 16.5% (continued)
Endo Finance LLC / Endo Finco, Inc.
5.38% due 01/15/23[1]	$100,000	$89,000
Total Consumer, Non-cyclical		4,888,221
Consumer, Cyclical - 14.2%
PetSmart, Inc.
7.13% due 03/15/23[1]	400,000	393,500
Goodyear Tire & Rubber Co.
5.13% due 11/15/23	300,000	313,125
Sabre GLBL, Inc.
5.38% due 04/15/23[1]	132,000	134,970
5.25% due 11/15/23[1]	100,000	102,000
MGM Resorts International
6.00% due 03/15/23	200,000	218,500
Scotts Miracle-Gro Co.
6.00% due 10/15/23	200,000	214,124
Fiat Chrysler Automobiles N.V.
5.25% due 04/15/23	200,000	208,250
Interval Acquisition Corp.
5.63% due 04/15/23	200,000	207,500
Tempur Sealy International, Inc.
5.63% due 10/15/23	200,000	203,000
JC Penney Corporation, Inc.
5.88% due 07/01/23[1]	200,000	200,875
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25% due 05/30/23[1]	200,000	197,250
Beacon Roofing Supply, Inc.
6.38% due 10/01/23	175,000	190,094
WMG Acquisition Corp.
5.00% due 08/01/23[1]	165,000	169,125
Boyd Gaming Corp.
6.88% due 05/15/23	100,000	108,375
GLP Capital Limited Partnership / GLP Financing II, Inc.
5.38% due 11/01/23	100,000	107,650
Carmike Cinemas, Inc.
6.00% due 06/15/23[1]	100,000	107,000
Dana, Inc.
6.00% due 09/15/23	100,000	105,875
Taylor Morrison Communities, Inc. / Monarch Communities, Inc.
5.88% due 04/15/23[1]	100,000	105,750
American Builders & Contractors Supply Company, Inc.
5.75% due 12/15/23[1]	100,000	105,250
Univar USA, Inc.
6.75% due 07/15/23[1]	100,000	105,250
L Brands, Inc.
5.63% due 10/15/23	100,000	105,000
Lennar Corp.
4.88% due 12/15/23	100,000	103,750
Cinemark USA, Inc.
4.88% due 06/01/23	100,000	103,000
Party City Holdings, Inc.
6.13% due 08/15/23[1]	100,000	103,000

Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 97.6% (continued)
Consumer, Cyclical - 14.2% (continued)
Sonic Automotive, Inc.
5.00% due 05/15/23	$100,000	$98,750
Yum! Brands, Inc.
3.88% due 11/01/23	100,000	98,375
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23	100,000	97,500
Total Consumer, Cyclical		4,206,838
Technology - 9.1%
First Data Corp.
7.00% due 12/01/23[1]	500,000	538,750
5.38% due 08/15/23[1]	300,000	312,750
Sophia Limited Partnership / Sophia Finance, Inc.
9.00% due 09/30/23[1]	300,000	318,750
Micron Technology, Inc.
5.25% due 08/01/23[1]	300,000	304,125
EMC Corp./MA
3.38% due 06/01/23[2]	300,000	287,262
Sensata Technologies BV
4.88% due 10/15/23[1]	200,000	205,000
NCR Corp.
6.38% due 12/15/23	100,000	107,125
SS&C Technologies Holdings, Inc.
5.88% due 07/15/23	100,000	106,250
Open Text Corp.
5.63% due 01/15/23[1]	100,000	105,375
Quintiles IMS, Inc.
4.88% due 05/15/23[1]	100,000	103,375
CDW LLC / CDW Finance Corp.
5.00% due 09/01/23	100,000	103,250
VeriSign, Inc.
4.63% due 05/01/23	100,000	102,500
Brocade Communications Systems, Inc.
4.63% due 01/15/23	100,000	101,500
Total Technology		2,696,012
Industrial - 8.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13% due 07/15/23[1]	400,000	415,000
XPO Logistics, Inc.
6.13% due 09/01/23[1]	300,000	316,125
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.63% due 05/15/23[1]	300,000	306,375
Bombardier, Inc.
6.13% due 01/15/23[1]	300,000	300,750
Sealed Air Corp.
5.25% due 04/01/23[1]	200,000	211,000
Owens Brockway Glass Container, Inc.
5.88% due 08/15/23[1]	100,000	107,563
Norbord, Inc.
6.25% due 04/15/23[1]	100,000	106,250

	Face Amount	Value
CORPORATE BONDS†† - 97.6% (continued)
Industrial - 8.1% (continued)
Orbital ATK, Inc.
5.50% due 10/01/23	$100,000	$104,500
Summit Materials LLC / Summit Materials Finance Corp.
6.13% due 07/15/23	100,000	104,500
Masonite International Corp.
5.63% due 03/15/23[1]	100,000	103,750
Berry Plastics Corp.
5.13% due 07/15/23	100,000	103,375
Crown Americas /Crown Americas Capital Corp. III
4.50% due 01/15/23	100,000	102,875
Ball Corp.
4.00% due 11/15/23	100,000	100,250
Total Industrial		2,382,313
Financial - 6.0%
CIT Group, Inc.
5.00% due 08/01/23	300,000	318,000
Communications Sales & Leasing Incorporated / CSL Capital LLC
6.00% due 04/15/23[1]	264,000	277,860
Alliant Holdings Intermediate LLC
8.25% due 08/01/23[1]	200,000	211,500
Realogy Group LLC / Realogy Company-Issuer Corp.
4.88% due 06/01/23[1]	200,000	198,000
Navient Corp.
5.50% due 01/25/23	200,000	192,250
Genworth Holdings, Inc.
4.90% due 08/15/23	200,000	172,000
Iron Mountain, Inc.
6.00% due 08/15/23	100,000	106,340
Credit Acceptance Corp.
7.38% due 03/15/23	100,000	103,625
GEO Group, Inc.
5.13% due 04/01/23	100,000	100,750
Sabra Health Care Limited Partnership / Sabra Capital Corp.
5.38% due 06/01/23	100,000	100,500
Total Financial		1,780,825
Basic Materials - 5.0%
CF Industries, Inc.
3.45% due 06/01/23	274,000	255,848
Chemours Co.
6.63% due 05/15/23[2]	200,000	213,250
Vedanta Resources plc
7.13% due 05/31/23[1]	200,000	209,250
Cascades, Inc.
5.75% due 07/15/23[1]	200,000	205,000
Teck Resources Ltd.
3.75% due 02/01/23	182,000	178,096
Allegheny Technologies, Inc.
7.88% due 08/15/23	100,000	103,750
PolyOne Corp.
5.25% due 03/15/23	100,000	103,500

Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 97.6% (continued)
Basic Materials - 5.0% (continued)
Commercial Metals Co.
4.88% due 05/15/23	$100,000	$102,750
Clearwater Paper Corp.
4.50% due 02/01/23	100,000	98,250
Total Basic Materials		1,469,694
Utilities - 2.9%
NGL Energy Partners Limited Partnership / NGL Energy Finance Corp.
7.50% due 11/01/23[1]	300,000	317,250
Calpine Corp.
5.38% due 01/15/23[2]	300,000	304,500
NRG Energy, Inc.
6.63% due 03/15/23	100,000	101,750
AES Corp.
4.88% due 05/15/23	100,000	99,800
Dynegy, Inc.
5.88% due 06/01/23	55,000	50,050
Total Utilities		873,350
Total Corporate Bonds
(Cost $27,916,021)		28,872,588

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,4 - 7.4%
Joint Repurchase Agreements
BNP Paribas Securities Corp.
issued 02/28/17 at 0.53%
due 03/01/17	$507,355	$ 507,355
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 02/28/17 at 0.53%
due 03/01/17	507,355	507,355
Mizuho Securities (USA), Inc.
issued 02/28/17 at 0.53%
due 03/01/17	507,355	507,355
Citigroup Global Markets, Inc.
issued 02/28/17 at 0.51%
due 03/01/17	507,355	507,355
J.P. Morgan Securities LLC
issued 02/28/17 at 0.52%
due 03/01/17	150,376	150,376
Total Securities Lending Collateral
(Cost $2,179,796)		2,179,796
Total Investments - 105.0%
(Cost $30,095,817)		$31,052,384
Other Assets & Liabilities, net - (5.0)%		(1,477,329)
Total Net Assets - 100.0%		$29,575,055

††	Value determined based on Level 2 inputs — See Note 2.
1
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $12,411,894 (cost $12,235,092), or 42.0% of total net assets.

2	All or portion of this security is on loan at February 28, 2017 — See Note 4.
3	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
4	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2023.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2017 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$28,872,588	$—	$28,872,588
Securities Lending Collateral	—	2,179,796	—	2,179,796
Total	$—	$31,052,384	$—	$31,052,384

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2017, there were no transfers between levels.

Guggenehim BulletShares 2024 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 97.4%
Communications - 25.9%
Sprint Corp.
7.13% due 06/15/24	300,000	$324,657
7.63% due 02/15/25	200,000	223,500
CCO Holdings LLC / CCO Holdings Capital Corp.
5.88% due 04/01/24[1]	200,000	215,000
5.75% due 01/15/24	100,000	105,200
Altice Finco S.A.
8.13% due 01/15/24[1]	200,000	215,499
Netflix, Inc.
5.75% due 03/01/24	200,000	215,000
T-Mobile USA, Inc.
6.00% due 04/15/24	200,000	214,000
DISH DBS Corp.
5.88% due 11/15/24	200,000	213,750
Sirius XM Radio, Inc.
6.00% due 07/15/24[1]	200,000	213,500
Virgin Media Finance plc
6.00% due 10/15/24[1]	200,000	211,000
CommScope, Inc.
5.50% due 06/15/24[1]	200,000	210,250
GTT Escrow Corp.
7.88% due 12/31/24[1]	200,000	210,000
Level 3 Financing, Inc.
5.38% due 01/15/24	200,000	205,750
SFR Group S.A.
6.25% due 05/15/24[1]	200,000	203,748
MDC Partners, Inc.
6.50% due 05/01/24[1]	200,000	194,250
Cengage Learning, Inc.
9.50% due 06/15/24[1,2]	200,000	181,000
Frontier Communications Corp.
7.63% due 04/15/24	200,000	180,500
Nexstar Broadcasting, Inc.
5.63% due 08/01/24[1]	125,000	128,125
TEGNA, Inc.
5.50% due 09/15/24[1]	115,000	118,306
CSC Holdings LLC
5.25% due 06/01/24	100,000	100,875
Match Group, Inc.
6.38% due 06/01/24	85,000	92,119
Total Communications		3,976,029
Consumer, Non-cyclical - 15.9%
MPH Acquisition Holdings LLC
7.13% due 06/01/24[1]	200,000	216,000
JBS Investments GmbH
7.25% due 04/03/24[1]	200,000	214,000
United Rentals North America, Inc.
5.75% due 11/15/24	200,000	213,150
Albertsons Cos. LLC / Safeway Inc. / New Albertson's Inc / Albertson's LLC
6.63% due 06/15/24[1]	200,000	212,500
Revlon Consumer Products Corp.
6.25% due 08/01/24	200,000	206,000

	Face Amount	Value
CORPORATE BONDS†† - 97.4% (continued)
Consumer, Non-cyclical - 15.9% (continued)
DaVita, Inc.
5.13% due 07/15/24	$200,000	$204,500
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
6.38% due 04/01/24[1,2]	200,000	204,250
ServiceMaster Co. LLC
5.13% due 11/15/24[1]	200,000	204,000
LifePoint Health, Inc.
5.38% due 05/01/24[1]	200,000	202,000
RR Donnelley & Sons Co.
6.00% due 04/01/24	200,000	194,500
TreeHouse Foods, Inc.
6.00% due 02/15/24[1]	100,000	105,750
US Foods, Inc.
5.88% due 06/15/24[1]	100,000	105,500
Hertz Corp.
5.50% due 10/15/24[1,2]	100,000	90,750
Herc Rentals, Inc.
7.75% due 06/01/24[1]	65,000	71,825
Total Consumer, Non-cyclical		2,444,725
Consumer, Cyclical - 14.6%
Asbury Automotive Group, Inc.
6.00% due 12/15/24	300,000	313,500
International Game Technology plc
6.50% due 02/15/25[1]	200,000	219,500
HD Supply, Inc.
5.75% due 04/15/24[1]	200,000	212,000
Aramark Services, Inc.
5.13% due 01/15/24	200,000	210,020
TRI Pointe Group Inc. / TRI Pointe Homes Inc.
5.88% due 06/15/24	200,000	208,000
Meritor, Inc.
6.25% due 02/15/24	200,000	207,500
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00% due 06/01/24[1]	200,000	205,820
Mohegan Tribal Gaming Authority
7.88% due 10/15/24[1]	200,000	205,766
Suburban Propane Partners, LP / Suburban Energy Finance Corp.
5.50% due 06/01/24	200,000	203,000
Hanesbrands, Inc.
4.63% due 05/15/24[1]	200,000	199,250
Tenneco, Inc.
5.38% due 12/15/24	50,000	52,500
Total Consumer, Cyclical		2,236,856
Energy - 13.8%
Southwestern Energy Co.
6.70% due 01/23/25	300,000	288,750
Ensco plc
4.50% due 10/01/24	281,000	242,363

Guggenehim BulletShares 2024 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 97.4% (continued)
Energy - 13.8% (continued)
Newfield Exploration Co.
5.63% due 07/01/24	$200,000	$215,000
EP Energy LLC / Everest Acquisition Finance, Inc.
8.00% due 11/29/24[1]	200,000	213,000
Parsley Energy LLC / Parsley Finance Corp.
6.25% due 06/01/24[1]	200,000	211,124
Gulfport Energy Corp.
6.00% due 10/15/24[1]	200,000	200,000
WPX Energy, Inc.
5.25% due 09/15/24	200,000	196,250
Rowan Cos., Inc.
4.75% due 01/15/24	200,000	182,500
Alta Mesa Holdings, LP / Alta Mesa Finance Services Corp.
7.88% due 12/15/24[1]	150,000	159,375
Cheniere Corpus Christi Holdings LLC
7.00% due 06/30/24[1]	100,000	112,500
Diamondback Energy, Inc.
4.75% due 11/01/24[1]	100,000	100,750
Total Energy		2,121,612
Utilities - 6.8%
Dynegy, Inc.
7.63% due 11/01/24[2]	250,000	238,750
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.63% due 05/20/24	200,000	208,000
AES Corp.
5.50% due 03/15/24	200,000	205,000
NRG Energy, Inc.
6.25% due 05/01/24	200,000	201,000
Calpine Corp.
5.50% due 02/01/24	200,000	199,000
Total Utilities		1,051,750
Financial - 6.6%
Navient Corp.
6.13% due 03/25/24	300,000	288,750
Ally Financial, Inc.
5.13% due 09/30/24	200,000	212,250
Iron Mountain, Inc.
5.75% due 08/15/24	200,000	206,248
SBA Communications Corp.
4.88% due 09/01/24[1]	200,000	199,480
Kennedy-Wilson, Inc.
5.88% due 04/01/24	100,000	104,625
Total Financial		1,011,353
Industrial - 6.5%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
7.25% due 05/15/24[1]	250,000	273,438

	Face Amount	Value
CORPORATE BONDS†† - 97.4% (continued)
Industrial - 6.5% (continued)
Novelis Corp.
6.25% due 08/15/24[1]	$200,000	$212,500
Cemex Finance LLC
6.00% due 04/01/24[1]	200,000	208,250
TransDigm, Inc.
6.50% due 07/15/24	200,000	206,000
Belden, Inc.
5.25% due 07/15/24[1]	100,000	100,875
Total Industrial		1,001,063
Technology - 5.9%
First Data Corp.
5.00% due 01/15/24[1]	300,000	307,494
5.75% due 01/15/24[1]	200,000	208,000
Advanced Micro Devices, Inc.
7.00% due 07/01/24	200,000	214,564
Micron Technology, Inc.
5.25% due 01/15/24[1]	100,000	101,750
CDK Global, Inc.
5.00% due 10/15/24	70,000	70,471
Total Technology		902,279
Basic Materials - 1.4%
Alcoa Nederland Holding BV
6.75% due 09/30/24[1]	200,000	218,000
Total Corporate Bonds
(Cost $14,803,974)		14,963,667

SECURITIES LENDING COLLATERAL††,3 - 3.9%
Joint Repurchase Agreements
Citigroup Global Markets, Inc.
issued 02/28/17 at 0.54%
due 03/01/17	$138,737	138,737
Daiwa Capital Markets America
issued 02/28/17 at 0.53%
due 03/01/17	138,737	138,737
BNP Paribas Securities Corp.
issued 02/28/17 at 0.53%
due 03/01/17	138,737	138,737
RBC Dominion Securities, Inc.
issued 02/28/17 at 0.51%
due 03/01/17	138,737	138,737
Royal Bank of Scotland plc
issued 02/28/17 at 0.51%
due 03/01/17	41,117	41,117
Total Securities Lending Collateral
(Cost $596,065)		596,065
Total Investments - 101.3%
(Cost $15,400,039)		$15,559,732
Other Assets & Liabilities, net - (1.3)%		(198,957)
Total Net Assets - 100.0%		$15,360,775

††	Value determined based on Level 2 inputs — See Note 2.
1
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $7,596,126 (cost $7,540,400), or 49.5% of total net assets.

2	All or portion of this security is on loan at February 28, 2017 — See Note 4.
3	Securities lending collateral — See Note 4.

Other Information (unaudited)

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2024.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2017 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$14,963,667	$—	$14,963,667
Securities Lending Collateral	—	596,065	—	596,065
Total	$—	$15,559,732	$—	$15,559,732

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2017, there were no transfers between levels.

Guggenheim S&P Global Dividend Opportunities Index ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Shares	Value
COMMON STOCKS† - 99.2%
United States - 25.0%
Apollo Commercial Real Estate Finance, Inc. REIT	93,247	$1,714,812
Philip Morris International, Inc.	6,850	749,048
Pfizer, Inc.	17,028	580,995
Cisco Systems, Inc.	15,678	535,874
Kimberly-Clark Corp.	3,889	515,487
Verizon Communications, Inc.	10,261	509,253
Coca-Cola Co.	11,946	501,255
Merck & Company, Inc.	7,386	486,516
CA, Inc.	15,067	486,213
Procter & Gamble Co.	5,310	483,582
Maxim Integrated Products, Inc.	10,653	471,928
Paychex, Inc.	7,210	442,838
PepsiCo, Inc.	4,009	442,513
General Mills, Inc.	7,162	432,370
Johnson & Johnson	3,524	430,668
Owens & Minor, Inc.	11,791	425,419
Lockheed Martin Corp.	1,575	419,864
Kellogg Co.	5,618	416,125
Genuine Parts Co.	4,170	399,111
United Parcel Service, Inc. — Class B	3,770	398,715
Colgate-Palmolive Co.	5,341	389,786
Aflac, Inc.	5,185	375,135
Air Products & Chemicals, Inc.	2,517	353,563
Microsoft Corp.	5,431	347,475
Ramco-Gershenson Properties Trust REIT	13,522	211,754
Kite Realty Group Trust REIT	8,465	191,732
Kimco Realty Corp. REIT	6,948	168,489
Simon Property Group, Inc. REIT	836	154,158
Acadia Realty Trust REIT	4,688	150,157
Southern Co.	2,931	148,953
PPL Corp.	4,023	148,368
Duke Energy Corp.	1,762	145,453
UDR, Inc. REIT	3,835	139,977
AvalonBay Communities, Inc. REIT	746	137,100
Taubman Centers, Inc. REIT	1,909	133,172
Great Plains Energy, Inc.	4,531	131,671
Apartment Investment & Management Co. — Class A REIT	2,788	129,726
Public Service Enterprise Group, Inc.	2,714	124,790
Dominion Resources, Inc.	1,602	124,379
Essex Property Trust, Inc. REIT	515	120,871
NorthWestern Corp.	1,974	115,479
Terreno Realty Corp. REIT	4,143	114,761
Federal Realty Investment Trust	815	114,695
PS Business Parks, Inc. REIT	962	111,794
Eversource Energy	1,855	108,814
Sempra Energy	931	102,680
American Assets Trust, Inc. REIT	2,298	101,112
DTE Energy Co.	997	101,076
NextEra Energy, Inc.	748	97,988
Edison International	1,211	96,565
Boston Properties, Inc. REIT	689	95,792

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
United States - 25.0% (continued)
Aqua America, Inc.	2,614	$82,968
Total United States		15,913,019
Switzerland - 15.3%
Baloise Holding AG	14,303	1,866,696
Swiss Re AG	19,750	1,770,982
Nestle S.A.	21,579	1,599,920
Swisscom AG	2,981	1,316,290
Helvetia Holding AG	1,901	1,069,662
Roche Holding AG	3,929	967,096
Swiss Prime Site AG	7,222	628,847
PSP Swiss Property AG	5,608	524,149
Total Switzerland		9,743,642
Australia – 12.0%
Amcor Ltd.	172,653	1,865,057
Sonic Healthcare Ltd.	111,234	1,840,439
DuluxGroup Ltd.	201,822	952,749
Charter Hall Group REIT	180,261	729,002
Vicinity Centres REIT	297,070	660,082
DUET Group	266,252	562,947
Mirvac Group REIT	335,501	554,592
AusNet Services	383,640	477,838
Total Australia		7,642,706
Canada - 8.6%
Toronto-Dominion Bank	32,241	1,666,517
BCE, Inc.	28,423	1,243,406
Intact Financial Corp.	17,018	1,209,872
H&R Real Estate Investment Trust	38,469	685,468
Emera, Inc.	10,826	372,324
Fortis, Inc.	9,820	312,369
Total Canada		5,489,956
Singapore – 7.9%
Singapore Press Holdings Ltd.[1]	631,000	1,579,136
Singapore Exchange Ltd.	273,000	1,464,016
Singapore Telecommunications Ltd.	468,200	1,319,015
CapitaLand Mall Trust REIT	478,000	673,313
Total Singapore		5,035,480
United Kingdom - 6.4%
Diageo plc	51,647	1,457,633
WPP plc	58,383	1,378,205
SSE plc	26,120	500,882
United Utilities Group plc	31,744	386,528
Pennon Group plc	34,443	371,390
Total United Kingdom		4,094,638
China - 5.4%
Hang Seng Bank Ltd.	90,200	1,849,910
Yue Yuen Industrial Holdings Ltd.	253,000	941,932
CLP Holdings Ltd.	33,500	340,720
Power Assets Holdings Ltd.	34,500	309,558
Total China		3,442,120
Japan - 3.9%
Lawson, Inc.	21,100	1,461,545
Japan Retail Fund Investment Corp. REIT	183	369,647
United Urban Investment Corp. REIT	233	363,604

Guggenheim S&P Global Dividend Opportunities Index ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Japan - 3.9% (continued)
Japan Real Estate Investment Corp.	50	$276,623
Total Japan		2,471,419
Sweden - 3.5%
Swedbank AB — Class A	72,488	1,794,040
Castellum AB	33,132	449,915
Total Sweden		2,243,955
Finland - 2.6%
Kone Oyj — Class B1	37,401	1,679,510
		–
New Zealand - 2.3%
Spark New Zealand Ltd.	569,001	1,477,392
		–
France - 2.3%
Danone S.A.	21,524	1,430,835
		–
Germany - 2.0%
Fraport AG Frankfurt Airport Services Worldwide	20,247	1,271,719
		–
Spain - 1.4%
Enagas S.A.	19,619	483,550
Red Electrica Corporation S.A.	21,475	388,956
Total Spain		872,506
Bermuda - 0.6%
Axis Capital Holdings Ltd.	4,953	343,243
		–
Total Common Stocks
(Cost $62,532,495)		63,152,140

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 2.6%

Joint Repurchase Agreements
Citigroup Global Markets, Inc.
issued 02/28/17 at 0.54%
due 03/01/17	$386,381	$386,381
BNP Paribas Securities Corp.
issued 02/28/17 at 0.53%
due 03/01/17	386,381	386,381
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 02/28/17 at 0.52%
due 03/01/17	386,381	386,381
RBC Dominion Securities, Inc.
issued 02/28/17 at 0.51%
due 03/01/17	386,381	386,381
J.P. Morgan Securities LLC
issued 02/28/17 at 0.52%
due 03/01/17	114,519	114,519
Total Securities Lending Collateral
(Cost $1,660,043)		1,660,043
Total Investments - 101.8%
(Cost $64,192,538)		$64,812,183
Other Assets & Liabilities, net - (1.8)%		(1,147,568)
Total Net Assets - 100.0%		$63,664,615

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at February 28, 2017 — See Note 4.
2	Securities lending collateral — See Note 4.

plc	Public Limited Company
REIT	Real Estate Investment Trust

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$63,152,140	$—	$—	$63,152,140
Securities Lending Collateral	—	1,660,043	—	1,660,043
Total	$63,152,140	$1,660,043	$—	$64,812,183

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2017, there were no transfers between levels.

Guggenheim Enhanced Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount	Value
COMMERCIAL PAPER†† - 17.9%
Ryder System, Inc.
0.92% due 03/27/17	$15,070,000	$ 15,058,396
Verizon Communications, Inc.
0.00% due 03/01/17	15,000,000	14,999,550
Harley-Davidson Funding Corp.
0.87% due 03/03/17	15,000,000	14,998,800
COX Enterprises, Inc.
0.90% due 03/06/17	15,000,000	14,997,600
CVS Health Corp.
0.98% due 03/09/17	15,000,000	14,996,400
Clorox Co.
0.93% due 03/24/17	15,000,000	14,989,950
Nissan Motor Acceptance Corp.
0.83% due 03/27/17	15,000,000	14,988,450
Mondelez International, Inc.
0.92% due 03/30/17	14,000,000	13,987,820
General Mills, Inc.
0.87% due 03/16/17	10,000,000	9,995,700
0.89% due 03/14/17	3,225,000	3,223,807
McDonald's Corp.
0.93% due 03/29/17	11,900,000	11,890,361
American Water Capital Corp.
0.97% due 03/09/17	10,000,000	9,997,700
Bemis Co., Inc.
0.96% due 03/10/17	10,000,000	9,997,400
Mattel, Inc.
0.85% due 03/08/17	9,000,000	8,998,110
Total Commercial Paper
(Cost $173,131,521)		173,120,044
REPURCHASE AGREEMENTS††,5 - 17.8%
Nomura Securities International, Inc.
issued 02/02/17 at 1.20% due 03/03/17	48,000,000	48,000,000
Mizuho Securities Company Ltd.
issued 12/09/16 at 1.65% due 03/03/17	44,719,000	44,719,000
Bank of America, Inc.
issued 02/24/17 at 1.16% due 04/10/17	40,000,000	40,000,000
Jefferies & Company, Inc.
issued 02/10/17 at 3.87% due 03/10/17	6,615,000	6,615,000
issued 02/27/17 at 2.35% due 03/31/17	3,762,500	3,762,500
issued 02/08/17 at 2.00% due 03/06/17	5,340,000	5,340,000
issued 03/28/17 at 2.00% due 03/28/17	4,774,000	4,774,000
issued 03/01/17 at 2.35% due 03/01/17	4,141,000	4,141,000
issued 02/16/17 at 1.20% due 03/10/17	3,132,000	3,132,000
issued 02/23/17 at 2.50% due 03/16/17	2,255,000	2,255,000
issued 02/28/17 at 3.88% due 03/28/17	1,911,000	1,911,000

	Face
	Amount~	Value
REPURCHASE AGREEMENTS††,5 - 17.8% (continued)
issued 02/27/17 at 2.35% due 03/09/17	$1,575,000	$1,575,000
issued 02/16/17 at 1.20% due 03/13/17	1,502,000	1,502,000
issued 02/14/17 at 3.77% due 03/16/17	1,287,000	1,287,000
issued 02/23/17 at 2.35% due 03/16/17	1,253,000	1,253,000
issued 02/06/17 at 3.88% due 03/06/17	1,174,000	1,174,000
issued 02/16/17 at 2.00% due 03/16/17	676,000	676,000
Total Repurchase Agreements
(Cost $172,116,500)		172,116,500
FOREIGN GOVERNMENT BONDS†† - 11.9%
Japan Treasury Discount Bill
0.00% due 04/06/17[1]	1,870,000,000 JPY	16,716,414
0.00% due 05/01/17[1]	1,470,000,000 JPY	13,142,879
Italy Buoni Ordinari del Tesoro BOT
0.00% due 05/12/17[1]	18,000,000 EUR	19,144,011
Spain Letras del Tesoro
0.00% due 05/12/17[1]	17,900,000 EUR	19,035,146
Portugal Treasury Bill
0.00% due 03/17/17[1]	17,805,000 EUR	18,921,313
Sweden Treasury Bill
0.00% due 04/19/17[1]	169,000,000 SEK	18,779,515
Czech Republic Government Bond
0.00% due 11/09/17[1]	244,000,000 CZK	9,648,251
Total Foreign Government Bonds
(Cost $115,140,595)		115,387,529

	Shares	Value
MONEY MARKET FUND† - 0.2%
Dreyfus Treasury Prime Cash Management Institutional Shares
0.39%[2]	1,863,823	1,863,823
(Cost $1,863,823)

	Face
	Amount	Value
CORPORATE BONDS†† - 30.9%
Financial - 19.4%
Citigroup, Inc.
1.80% due 01/10/20[3]	9,400,000	9,443,851
1.35% due 03/10/17	2,000,000	2,000,044
Citizens Bank North America/Providence RI
1.60% due 03/02/20[3]	10,000,000	10,016,900
Credit Agricole S.A.
1.92% due 06/10/20[3,4]	9,750,000	9,787,927
Morgan Stanley
2.41% due 02/01/19[3]	6,500,000	6,613,692
1.84% due 02/14/20[3]	2,900,000	2,910,730
Australia & New Zealand Banking Group Ltd.
1.66% due 09/23/19[3,4]	9,360,000	9,395,923
BNZ International Funding Ltd.
1.75% due 02/21/20[3,4]	9,250,000	9,288,655

Guggenheim Enhanced Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
CORPORATE BONDS†† - 30.9% (continued)
Financial - 19.4% (continued)
Sumitomo Mitsui Trust Bank Ltd.
1.93% due 10/18/19[3,4]	$9,200,000	$9,226,294
Capital One North America/Mclean VA
1.72% due 09/13/19[3]	5,050,000	5,070,569
2.19% due 08/17/18[3]	4,100,000	4,142,538
Fifth Third Bank/Cincinnati OH
1.59% due 09/27/19[3]	7,500,000	7,501,868
1.97% due 08/20/18[3]	1,700,000	1,710,870
Nordea Bank AB
1.62% due 09/30/19[3,4]	9,000,000	9,018,018
Bank of Nova Scotia
1.62% due 06/14/19[3]	7,250,000	7,278,855
HCP, Inc.
5.63% due 05/01/17	7,000,000	7,047,145
Wells Fargo Bank North America
1.65% due 05/24/19[3]	7,000,000	7,023,653
Synchrony Financial
1.88% due 08/15/17	7,000,000	7,005,684
Danske Bank A/S
1.53% due 09/06/19[3,4]	6,700,000	6,700,415
US Bank North America/Cincinnati OH
1.62% due 01/29/18[3]	6,600,000	6,622,585
Santander UK plc
2.44% due 03/14/19[3]	6,100,000	6,190,689
Westpac Banking Corp.
1.74% due 05/13/19[3]	6,000,000	6,037,926
Macquarie Bank Ltd.
2.20% due 01/15/19[3,4]	3,000,000	3,021,747
1.79% due 03/24/17[3,4]	3,000,000	3,001,728
JPMorgan Chase & Co.
1.84% due 03/22/19[3]	5,500,000	5,546,452
National Bank of Canada
1.80% due 12/14/18[3]	5,000,000	5,033,175
National Australia Bank Ltd.
1.80% due 01/14/19[3,4]	5,000,000	5,029,380
Sumitomo Mitsui Banking Corp.
1.69% due 10/19/18[3]	5,000,000	5,012,530
Voya Financial, Inc.
2.90% due 02/15/18	4,574,000	4,625,979
Standard Chartered plc
2.18% due 08/19/19[3,4]	4,500,000	4,534,695
Goldman Sachs Group, Inc.
2.24% due 04/30/18[3]	2,500,000	2,526,103
Total Financial		188,366,620
Consumer, Non-cyclical - 5.7%
Kraft Heinz Foods Co.
2.25% due 06/05/17	9,400,000	9,417,080
AmerisourceBergen Corp.
1.15% due 05/15/17	8,950,000	8,948,353
Ingredion, Inc.
1.80% due 09/25/17	8,510,000	8,517,021

	Face Amount	Value
CORPORATE BONDS†† - 30.9% (continued)
Consumer, Non-cyclical - 5.7% (continued)
Aetna, Inc.
1.60% due 12/08/17[3]	$7,000,000	$7,028,084
Actavis Funding SCS
2.35% due 03/12/18	6,000,000	6,043,614
Tenet Healthcare Corp.
4.46% due 06/15/20[3]	4,150,000	4,201,875
6.25% due 11/01/18	532,000	563,255
UnitedHealth Group, Inc.
1.45% due 07/17/17	4,500,000	4,504,554
Express Scripts Holding Co.
1.25% due 06/02/17	4,000,000	3,999,552
HCA, Inc.
4.25% due 10/15/19	1,750,000	1,820,000
Total Consumer, Non-cyclical		55,043,388
Communications - 3.0%
AT&T, Inc.
1.93% due 06/30/20[3]	9,500,000	9,619,995
2.40% due 03/15/17	7,000,000	7,003,269
Deutsche Telekom International Finance BV
1.60% due 01/17/20[3,4]	9,500,000	9,521,850
Level 3 Financing, Inc.
4.76% due 01/15/18[3]	3,000,000	3,007,500
Total Communications		29,152,614
Consumer, Cyclical - 1.3%
Macy's Retail Holdings, Inc.
7.45% due 07/15/17	6,000,000	6,131,634
Lennar Corp.
4.50% due 06/15/19	2,372,000	2,449,090
Hyundai Capital America
2.13% due 10/02/17[4]	2,000,000	2,005,024
Daimler Finance North America LLC
1.74% due 08/03/17[3,4]	2,000,000	2,005,020
Total Consumer, Cyclical		12,590,768
Industrial - 0.9%
Penske Truck Leasing Company LP / PTL Finance Corp.
3.75% due 05/11/17[4]	7,000,000	7,032,340
CNH Industrial Capital LLC
3.88% due 07/16/18	854,000	873,215
3.63% due 04/15/18	850,000	864,875
Total Industrial		8,770,430
Energy - 0.5%
EQT Corp.
5.15% due 03/01/18	4,300,000	4,418,727
Utilities - 0.1%
AES Corp.
3.93% due 06/01/19[3]	810,000	810,324
Total Corporate Bonds
(Cost $298,085,032)		299,152,871

Guggenheim Enhanced Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

Face Amount	Value
ASSET BACKED SECURITIES†† - 13.4%
Collateralized Loan Obligations - 13.2%
Great Lakes CLO Ltd.
2015-1A, 2.97% due 07/15/26[3,4]	$4,000,000	$4,013,182
2012-1A, 2.85% due 01/15/23[3,4]	3,212,751	3,215,718
2012-1A, 5.12% due 01/15/23[3,4]	2,000,000	1,999,841
2014-1A, 4.72% due 04/15/25[3,4]	500,000	494,162
Ares Enhanced Loan Investment Strategy IR Ltd.
2013-IRAR, 2.29% due 07/23/25[3,4]	5,500,000	5,502,868
CIFC Funding Ltd.
2013-3A, 3.69% due 10/24/25[3,4]	3,500,000	3,499,874
2015-2A, 2.84% due 12/05/24[3,4]	2,000,000	1,999,501
Fortress Credit BSL II Ltd.
2013-2A, 2.52% due 10/19/25[3,4]	5,000,000	5,022,043
Golub Capital Partners CLO Ltd.
2016-33A, 3.39% due 11/21/28[3,4]	3,000,000	2,988,917
2015-23A, 3.18% due 05/05/27[3,4]	2,000,000	2,000,170
Garrison Funding Ltd.
2015-1A, 2.50% due 05/25/27[3,4]	2,000,000	2,000,989
2015-1A, 3.55% due 05/25/27[3,4]	2,000,000	2,000,810
AIMCO CLO Series
2015-AA, 3.32% due 01/15/28[3,4]	3,000,000	3,025,628
Northwoods Capital Ltd.
2014-14A, 2.34% due 11/12/25[3,4]	3,000,000	3,000,405
Cavalry CLO II
2013-2A, 2.37% due 01/17/24[3,4]	3,000,000	3,000,177
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 2.19% due 04/25/25[3,4]	3,000,000	2,998,752
Fortress Credit Funding V, LP
2015-5A, 3.69% due 08/15/22[3,4]	3,000,000	2,994,679
FS Senior Funding Ltd.
2015-1A, 2.82% due 05/28/25[3,4]	3,000,000	2,989,920
Octagon Investment Partners XIV Ltd.
2012-1A, 4.02% due 01/15/24[3,4]	2,700,000	2,699,996
RFTI Issuer Ltd.
2015-FL1, 2.52% due 08/15/30[3,4]	2,544,502	2,542,313

Face Amount	Value
ASSET BACKED SECURITIES†† - 13.4% (continued)
Collateralized Loan Obligations - 13.2% (continued)
ACIS CLO Ltd.
2015-6A, 2.62% due 05/01/27[3,4]	$2,000,000	$2,020,382
2013-2A, 1.72% due 10/14/22[3,4]	510,801	509,183
Newstar Commercial Loan Funding 2017-1 LLC
3.54% due 03/20/27[3,4]	2,500,000	2,501,950
Cent CLO 21 Ltd.
2014-21A, 2.53% due 07/27/26[3,4]	2,500,000	2,500,027
Ares CLO Ltd.
2015-2A, 3.72% due 10/12/23[3,4]	2,195,000	2,198,478
CFIP CLO Ltd.
2014-1A, 2.49% due 04/13/25[3,4]	2,100,000	2,101,023
CIFC Funding 2015-III Ltd.
2015-3A, 3.92% due 10/19/27[3,4]	2,000,000	2,017,502
Cerberus Loan Funding XVI, LP
2016-2A, 3.24% due 11/15/27[3,4]	2,000,000	2,014,288
Newstar Trust
2012-2A, 4.28% due 01/20/23[3,4]	2,000,000	2,010,431
Vibrant CLO Ltd.
2015-1A, 3.12% due 07/17/24[3,4]	2,000,000	2,005,793
Oaktree EIF I Series A1 Ltd.
2016-A1, 3.62% due 10/18/27[3,4]	2,000,000	2,003,683
Venture XVI CLO Ltd.
2014-16A, 2.52% due 04/15/26[3,4]	2,000,000	2,002,496
Fortress Credit Investments IV Ltd.
2015-4A, 2.92% due 07/17/23[3,4]	2,000,000	2,002,387
Fifth Street SLF II Ltd.
2015-2A, 2.96% due 09/29/27[3,4]	2,000,000	2,001,910
Dryden XXXI Senior Loan Fund
2014-31A, 2.37% due 04/18/26[3,4]	2,000,000	2,001,740
Nelder Grove CLO Ltd.
2.80% due 08/28/26[3,4]	2,000,000	2,001,502
Anchorage Capital CLO 4 Ltd.
2014-4A, 3.20% due 07/28/26[3,4]	2,000,000	2,001,174
Mountain Hawk I CLO Ltd.
2013-1A, 3.21% due 01/20/24[3,4]	2,000,000	1,999,984
KVK CLO Ltd.
0.00% due 01/15/26[3,4]	2,000,000	1,999,730

Guggenheim Enhanced Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
ASSET BACKED SECURITIES†† - 13.4% (continued)
Collateralized Loan Obligations - 13.2% (continued)
Marea CLO Ltd.
2015-1A, 2.82% due 10/15/23[3,4]	$2,000,000	$1,998,649
Monroe Capital CLO Ltd.
2014-1A, 2.84% due 10/22/26[3,4]	2,000,000	1,997,233
Dryden XXIV Senior Loan Fund
2015-24RA, 3.61% due 11/15/23[3,4]	2,000,000	1,995,930
Atlas Senior Loan Fund V Ltd.
2016-1A, 3.67% due 07/16/26[3,4]	2,000,000	1,994,960
OZLM Funding II Ltd.
2016-2A, 3.64% due 10/30/27[3,4]	2,000,000	1,989,131
Eaton Vance CLO 2014-1 Ltd.
2017-1A, 2.62% due 07/15/26[3,4]	2,000,000	1,988,901
Seneca Park CLO Ltd.
2014-1A, 2.97% due 07/17/26[3,4]	1,950,000	1,954,306
Black Diamond CLO Ltd.
2012-1A, 2.43% due 02/01/23[3,4]	1,532,147	1,529,180
GoldenTree Credit Opportunities Financing Ltd.
2012-1A, 5.21% due 06/15/28[3,4]	1,500,000	1,512,027
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 2.98% due 12/15/28[3,4]	1,500,000	1,502,369
Gallatin CLO VII Ltd.
2014-1A, 3.92% due 07/15/23[3,4]	1,500,000	1,500,084
COA Summit CLO Ltd.
2014-1X, 3.83% due 04/20/23[3]	1,500,000	1,499,872
Telos CLO Ltd.
2013-3A, 4.02% due 01/17/24[3,4]	750,000	749,952
2013-4A, 3.77% due 07/17/24[3,4]	500,000	500,953
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 1.43% due 04/29/19[3,4]	1,148,396	1,146,255
Halcyon Loan Advisors Funding Ltd.
2012-1A, 4.04% due 08/15/23[3,4]	1,000,000	1,003,511
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 2.85% due 10/10/26[3,4]	1,000,000	999,977

	Face Amount	Value
ASSET BACKED SECURITIES†† - 13.4% (continued)
Collateralized Loan Obligations - 13.2% (continued)
San Gabriel CLO Ltd.
2007-1A, 3.20% due 09/10/21[3,4]	$1,000,000	$999,976
Cerberus Onshore II CLO LLC
2014-1A, 3.72% due 10/15/23[3,4]	1,000,000	999,265
Golub Capital BDC CLO LLC
2014-1A, 3.54% due 04/25/26[3,4]	1,000,000	986,948
Kingsland IV Ltd.
2007-4A, 2.47% due 04/16/21[3,4]	1,000,000	963,259
Fortress Credit Opportunities III CLO, LP
2014-3A, 3.51% due 04/28/26[3,4]	750,000	747,314
DIVCORE CLO Ltd.
2013-1A, 4.67% due 11/15/32[3,4]	600,000	597,819
Newstar Commercial Loan Funding 2014-1 LLC
2014-1A, 4.63% due 04/20/25[3,4]	500,000	497,990
Rockwall CDO II Ltd.
2007-1A, 1.58% due 08/01/24[3,4]	500,000	495,563
Total Collateralized Loan Obligations		128,035,032
Collateralized Debt Obligations - 0.2%
Triaxx Prime CDO Ltd.
2006-2A, 1.04% due 10/02/39[3,4]	1,020,423	989,905
SRERS Funding Ltd.
2011-RS, 1.02% due 05/09/46[3,4]	185,996	183,533
2011-RSX A1B1, 1.02% due 05/09/46[3]	106,284	104,876
Total Collateralized Debt Obligations		1,278,314
Financial - 0.0%**
Garanti Diversified Payment Rights Finance Co.
2007-A, 1.20% due 07/09/17[3]	208,000	207,204
CCR, Inc. MT100 Payment Rights Master Trust
2010-CX, 1.22% due 07/10/17[3]	122,049	121,718
Total Financial		328,922
Total Asset Backed Securities
(Cost $128,734,803)		129,642,268

Guggenheim Enhanced Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 6.1%
Residential Mortgage Backed Securities - 5.3%
LSTAR Commercial Mortgage Trust
2016-7, 2.78% due 12/01/21[3,4]	$9,518,181	$9,422,998
LSTAR Securities Investment Ltd.
2016-3, 2.78% due 09/01/21[3,4]	4,060,111	4,017,480
2016-4, 2.78% due 10/01/21[3,4]	1,914,938	1,895,503
2017-1, 2.78% due 01/01/22[3,4]	1,689,298	1,670,333
2015-6, 2.78% due 05/01/20[3,4]	1,477,653	1,471,195
VOLT L LLC
2016-NP10, 3.50% due 09/25/46[4,6]	3,882,429	3,863,588
Countrywide Asset-Backed Certificates
2006-6, 0.95% due 09/25/36[3]	3,047,246	2,844,701
2004-SD2, 1.40% due 06/25/33[3,4]	854,994	816,001
CWABS Incorporated Asset-Backed Certificates Trust
2004-4, 1.50% due 07/25/34[3]	3,611,153	3,424,274
LSTAR Securities Investment Trust
2016-5, 2.78% due 11/01/21[3,4]	3,354,281	3,322,127
CIT Mortgage Loan Trust
2007-1, 2.13% due 10/25/37[3,4]	3,295,290	3,279,633
GSAMP Trust
2005-HE6, 1.22% due 11/25/35[3]	2,184,077	2,149,461
VOLT LIV LLC
2017-NPL1, 3.50% due 02/25/47[4,6]	2,000,000	2,000,000
VOLT XXXVI LLC
2015-NP10, 3.63% due 07/25/45[4,6]	1,843,321	1,847,783
GCAT LLC
2015-1, 3.63% due 05/26/20[4,6]	1,674,640	1,675,310
Bayview Opportunity Master Fund Trust
2016-LT1, 3.47% due 10/28/31[4,6]	1,681,103	1,673,098
AJAX Mortgage Loan Trust
2015-A, 3.88% due 11/25/54[4,6]	1,602,736	1,597,106
Accredited Mortgage Loan Trust
2007-1, 0.91% due 02/25/37[3]	1,522,883	1,491,185

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 6.1% (continued)
Residential Mortgage Backed Securities - 5.3% (continued)
Bayview Opportunity Master Fund IIIa Trust
2016-RN3, 3.60% due 09/29/31[4,6]	$772,256	$771,311
GreenPoint Mortgage Funding Trust
2006-AR1, 1.07% due 02/25/36[3]	883,703	768,433
VOLT XXXIV LLC
2015-NPL7, 3.25% due 02/25/55[4,6]	538,501	537,784
Credit Suisse Mortgage Trust
2014-2R, 0.98% due 02/27/46[3,4]	397,154	374,265
Nomura Resecuritization Trust
2012-1R, 1.22% due 08/27/47[3,4]	173,719	171,913
Total Residential Mortgage Backed Securities		51,085,482
Commercial Mortgage Backed Securities - 0.8%
CDGJ Commercial Mortgage Trust
2014-BXCH, 3.27% due 12/15/27[3,4]	2,100,000	2,091,459
2014-BXCH, 2.62% due 12/15/27[3,4]	1,750,000	1,751,640
Morgan Stanley Capital I Trust
2015-XLF1, 1.92% due 08/14/31[3,4]	2,193,349	2,190,602
Banc of America Funding Ltd.
2013-R1, 1.00% due 11/03/41[3,4]	1,369,059	1,252,689
GS Mortgage Securities Trust 2014-GSFL
2014-GSFL, 3.02% due 07/15/31[3,4]	1,000,000	992,515
Total Commercial Mortgage Backed Securities		8,278,905
Total Collateralized Mortgage Obligations
(Cost $59,028,385)		59,364,387
MUNICIPAL BONDS†† - 2.8%
Florida - 1.7%
City of West Palm Beach Florida Utility System Revenue Bonds
0.69% due 10/01/38[3]	16,135,000	16,135,000
California - 0.6%
University of California Revenue Bonds
1.28% due 07/01/41[3]	5,000,000	4,995,000

Guggenheim Enhanced Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face Amount	Value
MUNICIPAL BONDS†† - 2.8% (continued)
California - 0.6% (continued)
State of California General Obligation Unlimited
1.38% due 12/01/29[3]	$1,175,000	$1,175,576
Total California		6,170,576
Pennsylvania - 0.5%
Pennsylvania Turnpike Commission Revenue Bonds
1.09% due 12/01/17[3]	4,000,000	3,993,800
County of Allegheny Pennsylvania General Obligation Unlimited
1.24% due 11/01/26[3]	1,350,000	1,313,658
Total Pennsylvania		5,307,458
Total Municipal Bonds
(Cost $27,598,543)		27,613,034
SENIOR FLOATING RATE INTERESTS††,3 - 1.2%
Technology - 0.4%
First Data Corp.
3.78% due 03/24/21	2,692,103	2,715,228
Infor US, Inc.
3.75% due 02/01/22	1,457,381	1,458,416
Total Technology		4,173,644
Consumer, Non-cyclical - 0.4%
Fly Funding II Sarl
3.79% due 04/09/19	1,397,185	1,405,051
3.79% due 08/09/19	588,741	592,055
3.79% due 02/09/22	295,652	297,317

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS††,3 - 1.2% (continued)
Consumer, Non-cyclical - 0.4% (continued)
Avolon Holdings Ltd.
2.75% due 01/20/22	$1,400,000	$1,424,220
Total Consumer, Non-cyclical		3,718,643
Communications - 0.3%
Univision Communications, Inc.
4.00% due 03/01/20	2,727,996	2,737,276
Consumer, Cyclical - 0.1%
Smart & Final Stores LLC
4.50% due 11/15/19	733,866	728,825
4.29% due 11/15/19	445,528	442,467
Total Consumer, Cyclical		1,171,292
Financial - 0.0%**
Hyperion Insurance Group Ltd.
5.56% due 04/29/22	79,041	79,173
5.50% due 04/29/22	10,730	10,748
Total Financial		89,921
Total Senior Floating Rate Interests
(Cost $11,769,234)		11,890,776
Total Investments - 102.2%
(Cost $987,468,436)		990,151,232
Other Assets & Liabilities, net - (2.2)%		(21,336,020)
Total Net Assets - 100.0%		968,815,212

~	The face amount is denominated in U.S. Dollars, unless otherwise noted.
**	Less than 0.1%
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	Zero coupon rate security.
2	Rate indicated is the 7-day yield as of February 28, 2017.
3	Variable rate security. Rate indicated is rate effective at February 28, 2017.
4
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $265,963,947 (cost $264,801,208), or 27.5% of total net assets.

5	Repurchase agreements – See Note 5.
6	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.

plc	Public Limited Company

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2017 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Commercial Paper	$—	$173,120,044	$—	$173,120,044
Repurchase Agreements	—	172,116,500	—	172,116,500
Foreign Government Bonds	—	115,387,529	—	115,387,529
Money Market Fund	1,863,823	-	—	1,863,823
Corporate Bonds	—	299,152,871	—	299,152,871

Other Information (unaudited)

Asset Backed Securities	—	129,642,268	—	129,642,268
Collateralized Mortgage Obligations	—	59,364,387	—	59,364,387
Municipal Bonds	—	27,613,034	—	27,613,034
Senior Floating Rate Interests	—	11,890,776	—	11,890,776
Forward Foreign Currency Exchange Contracts*	—	605,880	—	608,880
Total	$1,863,823	$988,893,289	$—	$990,757,112

Liabilities:
Forward Foreign Currency Exchange Contracts*	$—	$992,566	$—	$992,566

* These amounts are reported as unrealized gain/(loss) as of February 28, 2017.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2017, there were no transfers between levels.

As of February 28, 2017, the following forward foreign currency exchange contracts were outstanding:

	Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value as of 2/28/17	Net Unrealized Appreciation/(Depreciation)
CZK	244,000,000
for USD	9,768,205	JP Morgan Chase Bank, NA	11/9/2017	$9,768,205	$9,806,348	$(38,143)

EUR	17,900,000
for USD	19,084,443	Bank of America, NA	5/12/2017	19,084,443	19,085,479	(1,036)

EUR	17,805,000
for USD	19,049,480	Goldman Sachs International	3/17/2017	19,049,480	18,935,644	113,836

EUR	18,000,000
for USD	19,502,730	Goldman Sachs International	5/12/2017	19,502,730	19,192,102	310,628

JPY	1,870,000,000
for USD	15,981,403	Bank of America, NA	4/6/2017	15,981,403	16,741,450	(760,047)

JPY	1,470,000,000
for USD	12,980,018	Deutsche Bank AG	5/1/2017	12,980,018	13,173,358	(193,340)

SEK	169,000,000
for USD	18,994,633	Goldman Sachs International	4/19/2017	18,994,633	18,813,217	181,416
			Net unrealized depreciation on forward foreign currency exchange contracts			$(386,686)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

For information on the Claymore Exchange –Traded Fund Trust’s (the “Trust”) policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semiannual or annual shareholder report.

The following 20 portfolios have a quarterly reporting period ended on February 28, 2017:

Guggenheim BulletShares 2017 Corporate Bond ETF
Guggenheim BulletShares 2018 Corporate Bond ETF
Guggenheim BulletShares 2019 Corporate Bond ETF
Guggenheim BulletShares 2020 Corporate Bond ETF
Guggenheim BulletShares 2021 Corporate Bond ETF
Guggenheim BulletShares 2022 Corporate Bond ETF
Guggenheim BulletShares 2023 Corporate Bond ETF
Guggenheim BulletShares 2024 Corporate Bond ETF
Guggenheim BulletShares 2025 Corporate Bond ETF
Guggenheim BulletShares 2026 Corporate Bond ETF
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF
Guggenheim Enhanced Short Duration ETF
Guggenheim S&P Global Dividend Opportunities Index ETF

Each portfolio represents a separate series of the Trust (each a “Fund” or collectively the “Funds”).

1.	Significant Accounting Policies
The Trust operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Funds. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sale price.

U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

2.	Fair Value Measurement
In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant that has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines categorize these securities as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3.	Federal Income Taxes
As of February 28, 2017, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:

				Net Tax
				Unrealized
	Cost of	Gross Tax	Gross Tax	Appreciation
	Investments for	Unrealized	Unrealized	(Depreciation)
	Tax Purposes	Appreciation	(Depreciation)	on Investments
Guggenheim BulletShares 2017 Corporate Bond ETF	$ 779,628,162	$ 1,008,841	$ (111,089)	$ 897,752
Guggenheim BulletShares 2018 Corporate Bond ETF	970,043,288	2,733,740	(537,762)	2,195,978
Guggenheim BulletShares 2019 Corporate Bond ETF	866,341,077	3,763,764	(1,038,764)	2,725,000
Guggenheim BulletShares 2020 Corporate Bond ETF	776,684,958	4,907,791	(1,667,943)	3,739,848
Guggenheim BulletShares 2021 Corporate Bond ETF	612,628,428	4,851,377	(2,371,789)	2,479,588
Guggenheim BulletShares 2022 Corporate Bond ETF	450,314,864	2,011,932	(1,739,231)	272,701
Guggenheim BulletShares 2023 Corporate Bond ETF	158,802,129	1,893,144	(1,149,245)	743,899
Guggenheim BulletShares 2024 Corporate Bond ETF	150,090,273	1,541,342	(633,398)	907,944
Guggenheim BulletShares 2025 Corporate Bond ETF	61,248,464	461,162	(818,300)	(357,138)
Guggenheim BulletShares 2026 Corporate Bond ETF	20,267,716	34,805	(326,104)	(291,299)
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	624,374,466	3,994,115	(638,524)	3,355,591
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	1,077,016,220	12,516,776	(2,633,402)	9,883,374
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	635,987,193	11,367,413	(2,032,114)	9,335,299
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	366,330,735	8,982,278	(975,348)	8,006,930
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	116,594,312	3,017,246	(483,564)	2,533,682
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	114,129,354	3,914,929	(322,963)	3,591,966
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	30,095,817	1,107,186	(150,619)	956,567
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	15,400,039	231,594	(71,901)	159,693
Guggenheim Enhanced Short Duration ETF	987,468,436	3,580,012	(897,216)	2,682,796
Guggenheim S&P Global Dividend Opportunities Index ETF	64,200,919	1,275,917	(664,653)	611,264

4.	Portfolio Securities Loaned
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

As of February 28, 2017, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral	Non-Cash Collateral	Total Collateral
Guggenheim BulletShares 2017 Corporate Bond ETF	$4,866,303	$3,433,501	$1,571,724	$5,005,525
Guggenheim BulletShares 2018 Corporate Bond ETF	839,178	862,650	-	862,650
Guggenheim BulletShares 2019 Corporate Bond ETF	2,822,583	1,893,928	1,012,579	2,906,507
Guggenheim BulletShares 2020 Corporate Bond ETF	3,229,896	3,345,656	-	3,345,656
Guggenheim BulletShares 2021 Corporate Bond ETF	10,550,735	10,283,013	640,154	10,923,167
Guggenheim BulletShares 2022 Corporate Bond ETF	1,919,400	953,415	1,021,523	1,974,938
Guggenheim BulletShares 2023 Corporate Bond ETF	258,094	266,368	-	266,368
Guggenheim BulletShares 2024 Corporate Bond ETF	1,844,847	1,912,383	-	1,912,383
Guggenheim BulletShares 2025 Corporate Bond ETF	708,555	733,413	-	733,413
Guggenheim BulletShares 2026 Corporate Bond ETF	-	-	-	-
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	14,194,175	11,666,447	3,085,237	14,751,684
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	55,868,355	54,207,514	3,507,594	57,715,108
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	20,127,145	20,298,712	699,216	20,997,928
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	23,278,076	22,541,738	1,699,953	24,241,691
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	5,465,989	5,719,309	604	5,719,913
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	7,328,770	7,571,973	-	7,571,973
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	2,125,295	2,179,796	22,837	2,202,633
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	571,800	596,065	-	596,065
Guggenheim Enhanced Short Duration ETF	-	-	-	-
Guggenheim S&P Global Dividend Opportunities Index ETF	3,095,670	1,660,043	1,635,269	3,295,312

The following represents a breakdown of the collateral for the joint repurchase agreements at February 28, 2017:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas Securities Corp. issued 02/28/17 at 0.51% due 03/01/17	$250,000	$250,000	Various U.S. Government obligations and U.S. Government agency securities	$254,063	$255,000
BNP Paribas Securities Corp. issued 02/28/17 at 0.53% due 03/01/17	34,536,945	34,536,945	Various U.S. Government obligations and U.S. Government agency securities	87,664,859	35,227,684

Citigroup Global Markets, Inc. issued 02/28/17 at 0.51% due 03/01/17	507,355	507,355	Various U.S. Government obligations and U.S. Government agency securities	515,855	517,502
Citigroup Global Markets, Inc. issued 02/28/17 at 0.54% due 03/01/17	34,279,590	34,279,590	Various U.S. Government obligations and U.S. Government agency securities	263,157,593	34,965,182
Citigroup Global Markets, Inc. issued 02/28/17 at 0.55% due 03/01/17	16,368	16,368	Various U.S. Government obligations and U.S. Government agency securities	125,470	16,694
Credit Suisse Securities (USA), LLC issued 02/28/17 at 0.45% due 03/01/17	112,650	112,650	Various U.S. Government obligations and U.S. Government agency securities	83,040	114,903
Daiwa Capital Markets America issued 02/28/17 at 0.53% due 03/01/17	138,737	138,737	Various U.S. Government obligations and U.S. Government agency securities	151,227	141,512
HSBC Securities (USA), Inc. issued 02/28/17 at 0.50% due 03/01/17	500,000	500,000	Various U.S. Government obligations and U.S. Government agency securities	840,366	510,000
J.P. Morgan Securities LLC issued 02/28/17 at 0.52% due 03/01/17	10,121,181	10,121,181	Various U.S. Government obligations and U.S. Government agency securities	9,254,416	10,323,650
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 02/28/17 at 0.52% due 03/01/17	34,077,681	34,077,681	Various U.S. Government obligations and U.S. Government agency securities	33,674,136	34,759,235
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 02/28/17 at 0.53% due 03/01/17	507,355	507,355	Various U.S. Government obligations and U.S. Government agency securities	1,118,502	517,502
Mizuho Securities (USA), Inc. issued 02/28/17 at 0.53% due 03/01/17	507,355	507,355	Various U.S. Government obligations and U.S. Government agency securities	523,687	517,502
RBC Dominion Securities, Inc. issued 02/28/17 at 0.51% due 03/01/17	34,529,590	34,529,590	Various U.S. Government obligations and U.S. Government agency securities	76,874,945	35,220,185
Royal Bank of Scotland PLC issued 02/28/17 at 0.51% due 03/01/17	41,117	41,117	Various U.S. Government obligations and U.S. Government agency securities	41,607	41,940

5.	Repurchase Agreements
Each of the Funds may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Funds right to control the collateral could be affected and result in certain costs and delays. In addition the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

As of February 28, 2017, the repurchase agreements held in Guggenheim Enhanced Short Duration ETF in the joint account were as follows:

Counterparty and
Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Nomura Securities International, Inc.
1.20%, due 03/03/2017	$ 2,676,800	$ 2,679,388	Ocwen Master Advance Receivables Trust, 4.446%, 08/16/2049	$ 3,000,000	$ 2,974,230
Nomura Securities International, Inc.
1.20%, due 03/03/2017	8,950,491	8,959,143	Ocwen Master Advance Receivables Trust, 4.246%, 08/17/2048	10,000,000	9,945,000
Nomura Securities International, Inc.
1.20%, due 03/03/2017	7,989,500	7,997,223	Credit Suisse Mortgage Trust, 3.893%, 11/25/2042	10,061,000	9,636,526
Nomura Securities International, Inc.
1.20%, due 03/03/2017	6,293,000	6,299,083	Credit Suisse Mortgage Trust, 4.390%, 06/25/2042	7,652,000	7,651,617
Nomura Securities International, Inc.
1.20%, due 03/03/2017	10,024,000	10,033,690	Credit Suisse Mortgage Trust, 4.631%, 02/25/2042	12,242,000	12,241,633
Nomura Securities International, Inc.
1.20%, due 03/03/2017	10,832,825	10,841,852	Option One Mortgage Loan Trust, 1.140%, 01/25/2036	17,950,000	12,744,500
Nomura Securities International, Inc.
1.20%, due 03/03/2017	1,233,384	1,234,412	Aegis Asset Backed Securities Trust, 1.260%, 06/25/2035	1,988,826	1,451,047
Bank of America, Inc.
1.16%, due 04/10/2017	40,000,000	40,054,133	Bayview Opportunity Master Fund Trust, 3.470%, 10/28/2031	61,863,000	61,862,381
Mizuho Securities
1.65%, due 03/06/2017	12,493,000	12,536,517	Countrywide Asset-Backed Certificate, 5.066%, 05/25/2036	50,000,000	57,034,000
Mizuho Securities
1.65%, due 03/06/2017	12,430,000	12,473,298	Countrywide Asset-Backed Certificate, 5.066%, 05/25/2036	49,748,000	56,746,549
Mizuho Securities
1.65%, due 03/06/2017	1,696,000	1,701,908	Option One Mortgage Loan Trust, 5.611%, 01/25/2037	4,890,000	4,964,524
Mizuho Securities
1.65%, due 03/06/2017	18,100,000	18,163,048	Irwin Home Equity, 6.030%, 09/25/2037	21,442,000	21,294,050
Jefferies & Company, Inc.
3.87%, due 03/10/2017	6,615,000	6,634,911	Babson CLO Ltd., 0.000%, 04/15/2022	29,075,000	10,176,832
Jefferies & Company, Inc.
2.35%, due 03/01/2017	4,141,000	4,143,163	Century Aluminum Co., 7.500%, 06/01/2021	5,800,000	5,915,710
Jefferies & Company, Inc.
2.35%, due 03/31/2017	3,762,500	3,770,359	Jaguar Holding Co., II / Pharmaceutical Producr Development LLC, 6.375%, 08/01/2023	5,000,000	5,375,000
Jefferies & Company, Inc.
1.20%, due 03/10/2017	3,132,000	3,134,297	Edison Township, NJ, General Obligation 1.750%, 02/09/2018	3,900,000	3,915,015
Jefferies & Company, Inc.
2.00%, due 03/06/2017	2,917,000	2,921,213	Chicago, IL Board of Education General Obligation, Series A, 7.000%, 12/01/2044	3,900,000	3,646,266
Jefferies & Company, Inc.
2.50%, due 03/16/2017	2,255,000	2,258,289	Chicago, IL Board of Education General Obligation, Series B, 6.314%, 01/01/2044	3,400,000	3,006,654
Jefferies & Company, Inc.
2.00%, due 03/28/2017	2,238,000	2,241,481	Chicago, IL Build America Bonds Series E, 6.138%, 12/01/2039	4,380,000	3,197,137
Jefferies & Company, Inc.
3.88%, due 03/28/2017	1,911,000	1,916,767	Venture CDO Ltd., 0.000%, 04/20/2029	3,500,000	2,940,000
Jefferies & Company, Inc.
2.00%, due 03/28/2017	1,658,000	1,660,579	Chicago, IL Board of Education Qualified School Construction Series G, 1.750%, 12/15/2025	5,000,000	2,550,750
Jefferies & Company, Inc.
2.35%, due 03/09/2017	1,575,000	1,576,028	Orlando & Orange County FL, Express Authority Series A, 5.000%, 07/01/2040	2,000,000	2,250,000
Jefferies & Company, Inc.
1.20%, due 03/13/2017	1,502,000	1,503,202	Columbus, GA Regional Healthcare System, 4.875%, 08/01/2022	2,000,000	2,002,660
Jefferies & Company, Inc.
2.00%, due 03/06/2017	1,359,000	1,359,453	City of Chicago, IL General Obligation, Series B, 5.432%, 01/01/2042	2,220,000	1,812,008
Jefferies & Company, Inc.
3.77%, due 03/16/2017	1,287,000	1,291,043	Morgan Stanley Capital I Trust, 5.478%, 11/12/2041	3,000,000	2,340,000
Jefferies & Company, Inc.
2.35%, due 03/16/2017	1,253,000	1,254,227	Approach Resources, Inc., 7.000%, 06/15/2021	2,000,000	1,790,000
Jefferies & Company, Inc.
3.88%, due 03/06/2017	1,174,000	1,177,416	Whitehorse Ltd., 0.000%, 02/03/2025	9,031,000	1,806,110
Jefferies & Company, Inc.
2.00%, due 03/06/2017	1,064,000	1,064,355	Chicago, IL Board of Education Build America Bonds Series E, 6.038%, 01/01/2040	2,000,000	1,520,000
Jefferies & Company, Inc.
2.00%, due 03/28/2017	878,000	879,366	Chicago, IL Board of Education Qualified School Construction Series G, 1.750%, 12/15/2025	3,000,000	1,350,780
Jefferies & Company, Inc.
2.00%, due 03/10/2017	676,000	677,014	Chicago, IL Board of Education Qualified School Construction Series G, 1.750%, 12/15/2025	2,040,000	1,039,992
	$ 172,116,500				$ 315,180,972

SUPPLEMENTAL INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Funds have investment policies relating to concentration in specific industries. For purposes of these investment policies, the Funds usually classify industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.  Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:       /s/Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:    May 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:    May 1, 2017

By:       /s/John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:    May 1, 2017